As filed with the Securities and Exchange Commission on April 24, 2006

File Nos. 2-74452 811-3290

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 47 and/or	|X|
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 48	|X|
(Check appropriate box or boxes)

FAM Variable Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 9011, Princeton, New Jersey 08543-9011 (Address of Principal Executive Offices) (Zip Code)

(609) 282-2800 Registrant’s Telephone Number, including Area Code

Robert C. Doll, Jr. FAM Variable Series Funds, Inc. 800 Scudders Mill Road Plainsboro, New Jersey 08536 (Name and Address of Agent for Service)

Copies to:
Andrew J. Donohue, Esq. MERRILL LYNCH INVESTMENT MANAGERS, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011	Joel H. Goldberg, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019

It is proposed that this filing will become effective (check appropriate box):
| |	immediately upon filing pursuant to paragraph (b) of Rule 485
|X|	on May 1, 2006 pursuant to paragraph (b) of Rule 485
| |	60 days after filing pursuant to paragraph (a)(1) of Rule 485
| |	on (date) pursuant to paragraph (a)(1) of Rule 485
| |	75 days after filing pursuant to paragraph (a)(2) of Rule 485
| |	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

FAM Variable Series Funds, Inc. (the “Company”) is an open-end management investment company that has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the “Funds” or individually as a “Fund”). Three separate classes of common stock (“Common Stock”), Class I Common Stock, Class II Common Stock and Class III Common Stock are offered for each Fund. This document consists of sixteen prospectuses for the Funds (one prospectus for each Fund), and Other Important Information sections for the Class I Common Stock, Class II Common Stock and Class III Common Stock of those Funds, each of which constitutes a part of the prospectus for either the Class I Common Stock, Class II Common Stock or Class III Common Stock of a Fund, as appropriate. A table of contents may be found in each prospectus.

The investment adviser of each Fund is Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors, (the “Investment Adviser”) a subsidiary of Merrill Lynch & Co., Inc., a publicly held corporation. The distributor of each Fund is FAM Distributors, Inc.

The Class I, Class II and Class III shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies to fund benefits under variable annuity contracts (“Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Company’s Funds are currently sold to Merrill Lynch Life Insurance Company (“MLLIC”), ML Life Insurance Company of New York (“ML of New York”), indirect wholly owned subsidiaries of Merrill Lynch & Co. Inc., Hartford Life Insurance Company (“Hartford”), Annuity Investors Life Insurance Company (“AILIC”), Family Life Insurance Company (“Family Life”), The AIG Life Companies (U.S.) (“AIG Life”), American General Life Insurance Company (“American General”), American International Life Assurance Company of New York, (“AIL of NY”), American Fidelity Assurance Company (“American Fidelity”), Annuity InvestorsSM Life Insurance Company (“Annuity Investors”), PFL Life Insurance Company (“PFL Life”), AUSA Life Insurance Company (“AUSA”), Hartford Life and Annuity Insurance Company (“Hartford Life and Annuity”), Security Life of Denver (“Security Life”), Manulife Financial (“Manulife”) and Manufacturers Life Insurance Company of New York (“Manufacturers of New York” and, together with MLLIC, ML of New York, Hartford, AILIC, Family Life, AIG Life, American General, AIL of NY, American Fidelity, Annuity Investors, PFL Life, AUSA, Hartford Life and Annuity, Security Life and Manulife, the “Insurance Companies”). The Separate Accounts invest in shares of the Funds in accordance with instructions received from Contract owners. The Contracts, other than Contracts issued by AILIC and American General, are offered by agents of Merrill Lynch Life Agency, Inc. (“MLLA”), an affiliate of the Investment Adviser, and Contracts issued by an Insurance Company may be offered by agents associated with that Insurance Company. MLLIC and ML of New York are also affiliates of the Investment Adviser.

[LOGO] Mercury Advisors	www.mercury.ml.com

Prospectus

May 1, 2006

FAM Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Mercury American Balanced V.I. Fund

		PAGE
[ICON]	KEY FACTS
	Mercury American Balanced V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND
	How the Fund Invests	10
	Investment Risks	13

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT
	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND
	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION
	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY AMERICAN BALANCED V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stocks.

Debt Securities — securities representing an obligation to pay specified amounts at specified times such as bonds.

MERCURY AMERICAN BALANCED V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities.

What are the Fund’s main investment strategies?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest. The Fund invests in equity and debt securities (including short-term securities and mortgage-backed securities). Fund management shifts the allocation among these securities types. The proportion the Fund invests in each category at any given time depends on Fund management’s view of how attractive that category appears relative to the others. Under normal circumstances, the Fund intends to invest at least 25% of it assets in equity securities and at least 25% of its assets in fixed income senior securities such as debt securities. Fund management expects that, as a general rule, a majority of the Fund’s equity investments will be equity securities of mid to large cap companies. Fund management chooses securities using a fundamental, value-oriented investment style. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. securities. The Fund may invest in debt securities of any maturity or duration.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its investment objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. Changes in the value of the Fund’s debt investments may occur in response to interest rate movements — generally, when interest rates go up, the value of debt securities goes down. For certain debt investments, these specific factors include the possibility that the issuer may default on its obligations. Changes in the value of both the Fund’s equity and debt investments may also occur as the result of specific factors that affect particular investments. Also, Fund management may select securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERCURY AMERICAN BALANCED V.I. FUND	3

[ICON] Key Facts

Credit Risk — the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Prepayment Risk — the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk — the risk that when interest rates rise, certain obligations will be paid off more slowly than anticipated causing the value of these securities to fall.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

With respect to its equity portfolio, the Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund’s equity portfolio may underperform equity funds that use different investing styles.

The Fund may invest in mid cap companies, which may be less liquid and more volatile than larger capitalization companies.

The Fund’s investments in debt securities will be subject to credit risk. Certain investments the Fund makes may also be subject to the risks associated with investments in rmortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, as well as private issuers. Mortgage-backed securities may often not, therefore, be backed by the full faith and credit of the United States.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns

4	MERCURY AMERICAN BALANCED V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of each class of the Fund’s shares for the periods shown with those of the Standard & Poor’s (“S&P”) 500® Index and the Lehman Brothers Aggregate Bond Index, each a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 12.08% (quarter ended June 30, 2003) and the lowest return for a quarter was -13.43% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2006 was 3.69%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: American Balanced
V.I. Fund — Class I	4.13%	1.92%	5.54%

Mercury VS: American Balanced
V.I. Fund — Class II***	4.13%	1.84%	5.42%

Mercury VS: American Balanced
V.I. Fund — Class III***	4.13%	1.76%	5.33%

S&P 500 Index*	4.91%	0.54%	9.07%

Lehman Brothers Aggregate Bond Index**	2.43%	5.87%	6.16%

*	The S&P 500® Index is a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged market-weighed index, is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
***	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY AMERICAN BALANCED V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.55%	0.55%	0.55%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.23%	0.23%	0.23%

Total Annual Fund Operating Expenses	0.78%	0.93%*	1.03%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 80	$249	$433	$ 966

Class II	$ 95	$296	$515	$1,143

Class III	$105	$328	$569	$1,259

6	MERCURY AMERICAN BALANCED V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	American Balanced V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$11.95	$11.22	$9.43	$11.27	$12.49

Investment income — net†	.21	.19	.20	.27	.28

Realized and unrealized gain (loss) — net	.28	.78	1.83	(1.81)	(1.20)

Total from investment operations	.49	.97	2.03	(1.54)	(.92)

Less dividends from investment income — net	(.23)	(.24)	(.24)	(.30)	(.30)

Net asset value, end of year	$12.21	$11.95	$11.22	$9.43	$11.27

Total Investment Return:*

Based on net asset value per share	4.13%	8.67%	21.55%	(13.68%)	(7.39%)

Ratios to Average Net Assets:

Expenses	.78%	.72%	.68%	.66%	.68%

Investment income — net	1.78%	1.69%	2.00%	2.55%	2.42%

Supplemental Data:

Net Assets, end of year (in thousands)	$72,512	$82,904	$92,438	$91,504	$130,504

Portfolio turnover	83.69%	86.94%	109.21%	32.00%	134.43%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

MERCURY AMERICAN BALANCED V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)

	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$11.94	$11.41

Investment income — net***	.20	.08

Realized and unrealized gain — net	.29	.69

Total from investment operations	.49	.77

Less dividends from investment income — net	(.23)	(.24)

Net asset value, end period	$12.20	$11.94

Total Investment Return:**

Based on net asset value per share	4.13%	6.77	%‡

Ratios to Average Net Assets:

Expenses	.78%	.72	%*

Investment income — net	1.67%	2.59	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	83.69%	86.94%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

8	MERCURY AMERICAN BALANCED V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$11.94	$11.41

Investment income — net***	.20	.08

Realized and unrealized gain — net	.29	.69

Total from investment operations	.49	.77

Less dividends from investment income — net	(.23)	(.24)

Net asset value, end period	$12.20	$11.94

Total Investment Return:**

Based on net asset value per share	4.13%	6.77%	‡

Ratios to Average Net Assets:

Expenses	.78%	.72	%*

Investment income — net	1.67%	2.59	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	83.69%	86.94%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

MERCURY AMERICAN BALANCED V.I. FUND	9

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

Kurt Schansinger is the portfolio manager of the equity portion of the Fund’s portfolio. Mercury Advisors’ Core Bond team manages the fixed income portion of the Fund. Senior investment professionals on the team include Patrick Maldari, James Pagano, John Burger and Frank Viola.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund can invest in both equity securities and fixed income securities (including debt securities and money market securities). Under normal circumstances, the Fund invests at least 25% of its assets in equity securities and at least 25% of its assets in fixed-income securities. Under normal circumstances, the Fund invests at least 80% of its assets in U.S. securities. This is a non-fundamental policy of the Fund and may not be changed without 60 days prior notice to shareholders. Fund management expects that usually a significant portion of the Fund’s assets will be stocks of mid to large cap companies.

Fund management will select the percentages of the total portfolio invested in equity securities and fixed income securities based on its perception of the relative valuation of each asset class compared with that asset class’ historical valuation levels. When Fund management believes equity securities generally are reasonably valued or undervalued, Fund management will focus on equity investments. When Fund management believes equity securities generally are valued at high levels, however, Fund management may increase the percentage of the Fund’s portfolio invested in fixed income securities. Fund management may increase the Fund’s investments in fixed income securities whenever it believes that it is prudent to do so in order to reduce the level of risk in the Fund’s portfolio or that investments in fixed income securities could potentially provide higher total returns than equity investments.

The equity securities in which the Fund invests will primarily be common stocks of mid to large cap companies; however, the Fund may invest in companies of any market capitalization. For purposes of this investment strategy, Fund management currently defines mid cap companies to be companies whose market capitalization at the time of purchase is between $5 billion and $10 billion and large cap companies to be companies whose market capitalization at the time of purchase is $10 billion or more. These definitions may change as market conditions change.

Fund management chooses equity securities using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that Fund management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may

10	MERCURY AMERICAN BALANCED V.I. FUND

Investment Grade — any of the four highest debt obligation rating categories securities by recognized rating agencies, including Moody’s Investors Service, Inc., Standard & Poor’s, and Fitch Ratings.

become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover. The Fund will seek to invest in the stock of large, “quality” companies with strong financial resources, reasonable rates of return on capital and experienced management whenever Fund management believes such stocks are undervalued.

The fixed-income securities in which the Fund may invest consist of:

•	U.S. Government debt securities
•	Corporate debt securities issued by U.S. and foreign companies
•	Asset-backed securities
•	Mortgage-backed securities
•	Preferred securities issued by U.S. and foreign companies
•	Corporate debt securities and preferred securities convertible into common stock
•	Foreign sovereign debt instruments
•	Money market securities

The Fund may invest in fixed income securities of any duration or maturity. The Fund will invest primarily in fixed-income securities that are rated investment grade.

The Fund may invest in various types of mortgage-backed and asset-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other debt securities. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk.

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

MERCURY AMERICAN BALANCED V.I. FUND	11

[ICON] Details About the Fund

Short Sale — a transaction in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.

The Fund may invest up to 20% of its total assets in securities of foreign issuers. The Fund may invest in issuers from any country. Fund management, however, anticipates that a substantial portion of the Fund’s foreign equity and debt investments will be in issuers in the developed countries of Europe and the Far East. The Fund may also invest in equity and debt securities of issuers in emerging markets, but Fund management anticipates that a greater portion of the Fund’s foreign investments will be in issuers in developed countries.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates. The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund may invest up to 10% of its assets in fixed-income securities that are rated below investment grade by Moody’s Investor Service, Inc., Standard &Poor’s or Fitch Ratings (commonly known as “junk bonds”), or in unrated securities that Fund management believes are of equivalent quality.

The Fund may use derivatives, including but not limited to interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures and options on futures for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Standard & Poor’s 500 Index or Lehman Brothers Aggregate Bond Index. The Fund may also invest in credit linked notes, credit linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities. The Fund may also invest in repurchase agreements, when-issued and delayed-delivery securities, illiquid securities and forward commitments.

The Fund may engage in short sales with respect to the fixed income portion of its portfolio. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. The Fund may also make short sales “against the box” without

12	MERCURY AMERICAN BALANCED V.I. FUND

limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in when-issued and delayed delivery transactions and forward commitments, repurchase agreements and illiquid and restricted securities.

As a temporary defensive measure, the Fund may invest without limitation in cash or money market securities. Normally a portion of the Fund’s assets would be held in these securities in anticipation of investment in equities or to meet redemptions. Investments in money market securities can be sold easily and have limited risk of loss. These investments may affect the Fund’s ability to achieve its investment objective.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

The equity portion of the Fund’s portfolio is managed by Kurt Schansinger, who is primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its equity investments. Mr. Schansinger has been a Managing Director of the Investment Adviser since 1997. He has been a portfolio manager with the Investment Adviser since 1996 and the Fund’s portfolio manager since 1996.

The fixed-income portion of the Fund’s portfolio is managed by a team of investment professionals comprised of Patrick Maldari, James Pagano, John Burger and Frank Viola. This management team is jointly and primarily responsible for the day-to-day management of the Fund’s fixed-income portfolio and the selection of its fixed-income investments. Patrick Maldari

MERCURY AMERICAN BALANCED V.I. FUND	13

[ICON] Details About the Fund

has been a Managing Director of the Investment Adviser since 2000, and has been a portfolio manager with the Investment Adviser since 1987. He has been a member of the Fund’s management team since 2000. James J. Pagano has been a Director of the Investment Adviser since 2004 and was a Vice President of the Investment Adviser from 1997 to 2004. Mr. Pagano has been a portfolio manager with the Investment Adviser since 1997. He has been a member of the Fund’s management team since 2002. John Burger has been a Managing Director of the Investment Adviser since 2004 and was Director at the Investment Adviser from 1998 to 2004 and a portfolio manager therewith since 1992. He has been a member of the Fund’s management team since 2003. Frank Viola has been a Managing Director and head of the Global Fixed Income Structured Products Investment Team at the Investment Adviser since 2002 and has been a portfolio manager with the Investment Adviser since 1997. He has been a member of the Fund’s management team since 2003.

For more information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

14	MERCURY AMERICAN BALANCED V.I. FUND

Mercury Basic Value V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury Basic Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	12

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY BASIC VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

Price/Earnings Ratio — price of a stock divided by its earnings per share.

Common Stock — securities representing shares of ownership of a corporation.

MERCURY BASIC VALUE V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The investment objective of the Fund is to seek capital appreciation and, secondarily, income.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. The Fund also seeks current income by looking for some investments that pay dividends. However, the Fund’s investments emphasize growth of capital more than current income.

The Fund invests primarily in equity securities that Fund management believes are undervalued, which means the stock price is less than Fund management believes they are worth. Fund management places particular emphasis on companies with below-average price/earnings ratios that pay above-average dividends. The Fund invests primarily in common stock of U.S. companies. The Fund focuses on companies with market capitalizations of over $5 billion.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. In addition, specific factors may affect the value of a particular investment. Also, Fund management may select securities that underperform the market, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

MERCURY BASIC VALUE V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio of equity securities
•	Are willing to accept the risk of declines in investment value in order to seek capital appreciation
•	Are not looking for a significant amount of current income

4	MERCURY BASIC VALUE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for each class of the Fund’s shares for the periods shown with those of the Standard & Poor’s (“S&P”) 500 Index and the S&P 500/Citigroup Value Index, each a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 18.63% (quarter ended June 30, 2003) and the lowest return for a quarter was -21.29% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2006 was 6.30%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: Basic Value V.I. Fund — Class I(1)	2.94%	5.48%	11.00%

Mercury VS: Basic Value V.I. Fund — Class II(1)#	2.78%	5.32%	11.13%

Mercury VS: Basic Value V.I. Fund — Class III#	2.62%	5.54%	10.89%

S&P 500 Index*	4.91%	0.54%	9.07%

S&P 500/Citigroup Value Index**	8.71%	4.54%	9.43%

S&P 500/Barra Value Index***	6.33%	2.53%	9.44%

(1)	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.
*	The S&P 500® is a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The S&P 500/Citigroup Value Index is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum. It is designed to provide a comprehensive measure of large-cap U.S. equity value performance. The Fund now uses this index rather than the S&P 500/Barra Value Index because that index is being discontinued. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
***	This unmanaged index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have higher book-to-price ratios. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
#	The returns for Class II and III shares prior to November 3, 1997 and May 24, 2004, the commencement of operations of Class II and III shares respectively, are based upon performance of the Fund’s Class I shares. The returns for Class II and III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY BASIC VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.07%	0.07%	0.07%

Total Annual Fund Operating Expenses	0.67%	0.82%	0.92%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$68	$214	$373	$ 835

Class II	$84	$262	$455	$1,014

Class III	$94	$293	$509	$1,131

6	MERCURY BASIC VALUE V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Basic Value V.I. Fund (Class I)
	For the Year Ended December 31
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$15.70	$14.31	$10.85	$13.47	$13.71

Investment income — net†	.19	.16	.14	.12	.14

Realized and unrealized gain (loss) — net	.27	1.42	3.47	(2.48)	.44

Total from investment operations	.46	1.58	3.61	(2.36)	.58

Less dividends and distributions:
Investment income — net	(.22)	(.17)	(.15)	(.13)	(.13)
Realized gain — net	(1.17)	(.02)	—	(.13)	(.69)

Total dividends and distributions	(1.39)	(.19)	(.15)	(.26)	(.82)

Net asset value, end of year	$14.77	$15.70	$14.31	$10.85	$13.47

Total Investment Return:*

Based on net asset value per share	2.94%	11.07%	33.23%	(17.77%)	4.26%

Ratios to Average Net Assets:

Expenses	.67%	.66%	.67%	.67%	.68%

Investment income — net	1.23%	1.09%	1.17%	1.02%	1.00%

Supplemental Data:

Net Assets, end of year (in thousands)	$1,024,308	$1,306,051	$1,306,427	$1,051,063	$1,310,134

Portfolio turnover	37.07%	47.48%	24.57%	41.31%	61.04%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

MERCURY BASIC VALUE V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Basic Value V.I. Fund (Class II)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$15.66	$14.27	$10.82	$13.43	$13.68

Investment income — net#	.16	.14	.12	.11	.11

Realized and unrealized gain (loss) — net	.27	1.42	3.46	(2.48)	.45

Total from investment operations	.43	1.56	3.58	(2.37)	.56

Less dividends and distributions:
Investment income — net	(.19)	(.15)	(.13)	(.11)	(.12)
Realized gain — net	(1.17)	(.02)	—	(.13)	(.69)

Total dividends and distributions	(1.36)	(.17)	(.13)	(.24)	(.81)

Net asset value, end of year	$14.73	$15.66	$14.27	$10.82	$13.43

Total Investment Return:*

Based on net asset value per share	2.78%	10.94%	33.05%	(17.89%)	4.05%

Ratios to Average Net Assets:

Expenses	.82%	.81%	.82%	.82%	.83%

Investment income — net	1.08%	.94%	1.02%	.87%	.85%

Supplemental Data:

Net Assets, end of year (in thousands)	$30,552	$36,886	$38,154	$33,535	$46,031

Portfolio turnover	37.07%	47.48%	24.57%	41.31%	61.04%

*	Total investment returns exclude insurance-related fees and expenses.
#	Based on average shares outstanding.

8	MERCURY BASIC VALUE V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005	For the Period May 25, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$15.69	$14.29

Investment income — net**	.15	.08

Realized and unrealized gain — net	.26	1.50

Total from investment operations	.41	1.58

Less dividends and distributions:
Investment income — net	(.19)	(.16)
Realized gain — net	(1.17)	(.02)

Total dividends and distributions	(1.36)	(.18)

Net asset value, end of period	$14.74	$15.69

Total Investment Return:*

Based on net asset value per share	2.62%	11.08	%††

Ratios to Average Net Assets:

Expenses	.92%	.92	%***

Investment income — net	.98%	.89	%***

Supplemental Data:

Net assets, end of period (in thousands)	$6,211	$2,730

Portfolio turnover	37.07%	47.48%

*	Total investment returns exclude insurance-related fees and expenses.
**	Based on average shares outstanding.
***	Annualized.
†	Commencement of operations.
††	Aggregate total investment return.

MERCURY BASIC VALUE V.I. FUND	9

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

Kevin Rendino and Robert Martorelli are the Fund’s portfolio managers.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The Fund also pursues income, but its investments emphasize growth of capital more than income. The Fund invests primarily in equity securities, with the emphasis on common stock. In selecting securities, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on companies with below-average price/earnings ratios that pay above-average dividends. Fund management may consider a stock undervalued if the stock’s price/book value ratio is below-average, or its price/earnings ratio is less than historical levels. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover. The Fund focuses its investments on companies with a market capitalization over $5 billion.

Fund management believes that favorable changes in market prices are more likely to occur when:

•	Stocks are out of favor
•	Company earnings are depressed
•	Price/earnings ratios are relatively low
•	Investment expectations are limited
•	There is no general interest in a security or industry

On the other hand, Fund management believes that negative developments are more likely to occur when:

•	Investment expectations are generally high
•	Stock prices are advancing or have advanced rapidly
•	Price/earnings ratios have been inflated
•	An industry or security continues to become popular among investors

10	MERCURY BASIC VALUE V.I. FUND

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Fund management believes that stocks with relatively high price/earnings ratios are more vulnerable to price declines from unexpected adverse developments. At the same time, stocks with relatively low price/earnings ratios are more likely to benefit from favorable but generally unanticipated events. Thus, the Fund may invest a large part of its net assets in stocks that have weak research ratings.

The Fund may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Fund determines that the issuer no longer meets the criteria Fund management has established for the purchase of such securities or if Fund management thinks there is a more attractive investment opportunity in the same category.

The Fund has no minimum holding period for investments, and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may invest up to 25% of its total assets in securities of foreign companies. The Fund concentrates its foreign exposure on established companies in developed countries. Although the Fund may invest in emerging markets or underdeveloped countries from time to time, the Fund does not speculate on such markets or countries.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in when-issued and delayed delivery transactions and forward commitments, repurchase agreements and illiquid and restricted securities.

The Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper. As a temporary measure for defensive purposes, the Fund may invest in these securities without limitation. The Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long term investments to reduce exposure to equity securities when Fund management believes it is advisable to do so, or to meet redemptions. Investments in these short term debt securities typically can be sold easily and have limited risk of loss but may limit the Fund’s ability to achieve its investment objective.

The Fund may use derivatives to hedge its portfolio against market and currency risks or to gain exposure to equity markets. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the S&P 500

MERCURY BASIC VALUE V.I. FUND	11

[ICON] Details About the Fund

Index. The derivatives that the Fund may use include indexed and inverse securities, options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swaps.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Kevin Rendino and Robert Martorelli are the Fund’s co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of the Fund’s investments. Kevin Rendino is a Vice President of the Fund and has been the Fund’s portfolio manager since 2002. Mr. Rendino has been a Managing Director of the Investment Adviser since 2000 and was a First Vice President from 1997 to 2000. He has been a portfolio manager with the Investment Adviser since 1993. Robert J. Martorelli is a Vice President of the Fund and has been a portfolio manager of the Fund since 2000. Mr. Martorelli has been a Managing Director of the Investment Adviser since 2000, was a First Vice President thereof from 1997 to 2000 and has been a portfolio manager thereof since 1987.

For more information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

12	MERCURY BASIC VALUE V.I. FUND

Mercury Core Bond V.I. Fund

		PAGE

[ICON]	KEY FACTS

	Mercury Core Bond V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	12

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY CORE BOND V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed-Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Maturity — the time at which the principal amount of a bond is scheduled to be returned to investors.

Duration — a measure of how much the price of a bond would change compared to a change in market interest rates.

MERCURY CORE BOND V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The primary investment objective of the Fund is to obtain a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

What are the Fund’s main investment strategies?

The Fund seeks to provide current income by investing in securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital.

The Fund typically invests at least 90% of its assets and under normal circumstances will invest at least 80% of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks and government obligations. The Fund invests primarily in fixed-income securities rated investment grade by a Nationally Recognized Statistical Rating Organization (NRSRO). Fixed-income securities in any of the four highest rating categories can be called “investment grade.” The Fund will invest most of its net assets in securities issued by U.S. companies, but may also invest in securities issued by foreign companies. The Fund may invest in fixed-income securities of any maturity or duration.

The Fund may also invest in derivative instruments both for hedging purposes and to seek to enhance its returns.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. Also, Fund management may select securities that underperform the market, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or

MERCURY CORE BOND V.I. FUND	3

[ICON] Key Facts

Credit Risk — the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Prepayment Risk — the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk — the risk that, when interest rates rise, certain obligations will be paid off more slowly, than anticipated causing the value of these securities to fall.

Counterparty Risk — the risk that the counterparty in a transaction will be unable to honor its financial obligation to the Fund.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. The risks of foreign investing are greater for investments in emerging markets.

The Fund’s investments in fixed-income securities will be subject to credit risk. Certain investments the Fund makes may also be subject to the risks associated with investments in mortgage-backed securities, including prepayment risk and extension risk. Mortgage-backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, as well as private issuers. Mortgage-backed securities may often not, therefore, be backed by the full faith and credit of the United States.

In addition, because the Fund may invest a substantial portion of its assets in derivative instruments, the Fund is exposed to the risks associated with such investments. Derivatives may be volatile and involve significant risks, including credit risk, counterparty risk, currency risk, leverage risk and liquidity risk.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:

•	Are investing with long-term goals
•	Are looking for a steady stream of income
•	Are willing to accept the risk of loss of income and principal in return for the possibility of receiving higher current income

4	MERCURY CORE BOND V.I. FUND

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for Class I shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns for each class of the Fund’s shares for the periods shown with those of the Lehman Brothers Aggregate Bond Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 4.27% (quarter ended September 30, 2002) and the lowest return for a quarter was -2.85% (quarter ended March 31, 1996). The year-to-date return as of March 31, 2006 was -0.57%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: Core Bond
V.I. Fund — Class I	1.98%	5.46%	5.30%

Mercury VS: Core Bond
V.I. Fund — Class II**	2.07%	5.34%	5.17%

Mercury VS: Core Bond
V.I. Fund — Class III**	2.07%	5.26%	5.08%

Lehman Brothers Aggregate
Bond Index*	2.43%	5.87%	6.16%

*	The Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged market-weighted index, is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and US Treasury and Government agency issues with at least one year to maturity. Performance of the Index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY CORE BOND V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.44%	0.44%	0.44%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses	0.53%	0.68%*	0.78%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$54	$170	$296	$665

Class II	$69	$218	$379	$847

Class III	$80	$249	$433	$966

6	MERCURY CORE BOND V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Core Bond V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$12.31	$12.21	$12.11	$11.59	$11.49

Investment income — net	.46 †	.39 †	.44 †	.56 †	.63

Realized and unrealized gain (loss) — net	(.22)	.15	.13	.52	.12

Total from investment operations	.24	.54	.57	1.08	.75

Less dividends from investment income — net	(.60)	(.44)	(.47)	(.56)	(.65)

Net asset value, end of year	$11.95	$12.31	$12.21	$12.11	$11.59

Total Investment Return:*

Based on net asset value per share	1.98%	4.51%	4.76%	9.57%	6.68%

Ratios to Average Net Assets:

Expenses	.53%	.51%	.50%	.50%	.51%

Investment income — net	3.71%	3.17%	3.62%	4.76%	5.50%

Supplemental Data:

Net assets, end of year (in thousands)	$508,247	$613,572	$693,508	$672,305	$646,028

Portfolio turnover	235.29%	194.07%	254.01%	274.08%	277.86%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

MERCURY CORE BOND V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)

	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$12.31	$12.28

Investment income — net***	.46	.10

Realized and unrealized gain (loss) — net	(.21)	.03

Total from investment operations	.25	.13

Less dividends from investment income — net	(.60)	(.10)

Net asset value, end of period	$11.96	$12.31

Total Investment Return:**

Based on net asset value per share	2.07%	1.08	%‡

Ratios to Average Net Assets:

Expenses	.53%	.51	%*

Investment income — net	3.79%	3.40	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	235.29%	194.07%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

8	MERCURY CORE BOND V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$12.31	$12.28

Investment income — net***	.46	.10

Realized and unrealized gain (loss) — net	(.21)	.03

Total from investment operations	.25	.13

Less dividends from investment income — net	(.60)	(.10)

Net asset value, end of period	$11.96	$12.31

Total Investment Return:**

Based on net asset value per share	2.07%	1.08	%‡

Ratios to Average Net Assets:

Expenses	.53%	.51	%*

Investment income — net	3.79%	3.40	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	235.29%	194.07%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

MERCURY CORE BOND V.I. FUND	9

Details About the Fund [ICON]

Asset-Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund invests primarily in a diversified portfolio of investment grade fixed-income securities of any duration or maturity. The Fund normally invests at least 90% of its assets in fixed-income securities. The fixed-income securities in which the Fund may invest consist of:

•	U.S. Government debt securities
•	Corporate debt securities issued by U.S. and foreign companies
•	Asset-backed securities
•	Mortgage-backed securities
•	Preferred securities issued by U.S. and foreign companies
•	Corporate debt securities and preferred securities convertible into common stock
•	Foreign sovereign debt instruments
•	Money market securities

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days prior notice to shareholders. The Fund invests primarily in fixed-income securities that are rated in the four highest rating categories by at least one of the recognized rating services (Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s or Fitch Ratings). Securities rated in any of the four highest rating categories are known as “investment grade” securities.

The Fund may invest up to 25% of its net assets in fixed-income securities of issuers outside the United States. Fund management anticipates that the Fund’s investment in foreign securities will primarily be in issuers in Canada, the developed countries of Europe, Australia, New Zealand, and certain Caribbean countries, although the Fund may also invest in issuers elsewhere, including high credit-quality sovereign and corporate issuers in emerging markets.

The Fund may invest a portion of its assets in various types of mortgage-backed securities. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities.

10	MERCURY CORE BOND V.I. FUND

ABOUT THE PORTFOLIO MANAGERS

The Fund is managed by a team of investment professionals. The members of the team are Patrick Maldari, James Pagano, John Burger and Frank Viola.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Short Sale — a transaction in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.

The Fund may use derivatives, including but not limited to interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps, for hedging purposes, as well as to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index such as the Lehman Brothers Aggregate Bond Index. The Fund may also invest in credit linked notes, credit linked trust certificates, structured notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities. The Fund may also invest in repurchase agreements, when-issued and delayed-delivery securities, and forward commitments.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may engage in short sales with respect to the fixed income portion of its portfolio. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. The Fund may also make short sales “against the box” without limitation. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. The Fund may invest up to 10% of its assets in fixed-income securities rated below investment grade by each of the NRSROs or unrated securities of equivalent credit quality (“junk bonds”). The Fund may also invest in repurchase agreements and reverse repurchase agreements, when-issued and delayed delivery securities and forward commitments. The Fund may also invest in illiquid securities and restricted securities.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

Under unusual market or economic conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its net assets in U.S. government securities, certificates of deposit, bankers’ acceptances, commercial paper

MERCURY CORE BOND V.I. FUND	11

[ICON] Details About the Fund

rated in the highest rating category by a recognized rating service, money market funds, cash or other high quality fixed-income securities that are consistent with the Fund’s objectives. Temporary defensive positions may limit the potential for an increase in the value of the Fund’s shares or for the Fund to achieve its investment objectives.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

The Fund is managed by a team of investment professionals comprised of Patrick Maldari, James Pagano, John Burger and Frank Viola. This management team is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Patrick Maldari has been a Managing Director of the Investment Adviser since 2000, and has been a portfolio manager with the Investment Adviser since 1987. He has been a member of the Fund’s management team since 2000. James J. Pagano has been a Director of the Investment Adviser since 2004 and was a Vice President of the Investment Adviser from 1997 to 2004. Mr. Pagano has been a portfolio manager with the Investment Adviser since 1997. He has been a member of the Fund’s management team since 2002. John Burger has been a Managing Director of the Investment Adviser since 2004 and was Director at the Investment Adviser from 1998 to 2004 and a portfolio manager therewith since 1992. He has been a member of the Fund’s management team since 2003. Frank Viola has been a Managing Director and head of the Global Fixed Income Structured Products Investment Team at the Investment Adviser since 2002 and has been a portfolio manager with the Investment Adviser since 1997. He has been a member of the Fund’s management team since 2003.

12	MERCURY CORE BOND V.I. FUND

For more information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares, please see the Statement of Additional Information.

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERCURY CORE BOND V.I. FUND	13

Mercury Domestic Money Market V.I. Fund

	PAGE
[ICON]	KEY FACTS
	Mercury Domestic Money Market V.I. Funds at a Glance	3
	Risk/Return Bar Chart	4
	Fees and Expenses	5
	Financial Highlights	6

[ICON]	DETAILS ABOUT THE FUND
	How the Fund Invests	9
	Investment Risks	11

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT
	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND
	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION
	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY DOMESTIC MONEY MARKET V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

MERCURY DOMESTIC MONEY MARKET V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing.

What are the Fund’s main investment strategies?

The Fund’s seeks to produce current income while attempting to maintain a share value of $1.00.

The Fund invests in short-term U.S. money market instruments. These instruments are generally debt securities that mature within 13 months (25 months if the U.S. government or a U.S. government agency has issued or guaranteed the debt). Other than U.S. government and U.S. government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments that, in the opinion of Fund management, are of similar credit quality.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, in order to maintain a constant $1.00 per share net asset value, the Fund may reduce the number of shares held by its shareholders.

The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management, although these risks are minimized by the high credit quality and short term maturity of the Fund’s investments.

The Fund may invest in securities issued by U.S. Government agencies, instrumentalities of the U.S. Government, and U.S. Government sponsored enterprises, such as the Federal National Mortgage Association (“Fannie Mae”) enterprises, such as the Federal National Mortgage Association (“Fa securities, including but not limited to those issued by Fannie Mae and Freddie Mac, are not guaranteed by the U.S. government or backed by the full faith and credit of the United States.

Who should invest?

The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with short-term goals in mind
•	Are looking for preservation of capital
•	Are looking for current income and liquidity

MERCURY DOMESTIC MONEY MARKET V.I. FUND	3

[ICON] Key Facts

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each of the last ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 1.54% (quarter ended September 30, 2000) and the lowest return for a quarter was 0.15% (quarter ended March 31, 2004). The year-to-date return as of March 31, 2006 was 0.94%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: Domestic Money Market
V.I. Fund — Class I	2.66%	1.93%	3.58%

Mercury VS: Domestic Money Market
V.I. Fund — Class II†	2.51%	1.78%	3.42%

Mercury VS: Domestic Money Market
V.I. Fund — Class III†	2.78%	1.77%	3.37%

†	The returns for Class II and III shares prior to February 13, 2004 and September 30, 2004, the commencement of operations of Class II and III shares respectively, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

4	MERCURY DOMESTIC MONEY MARKET V.I. FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.15%	0.25%*

Other Expenses (including transfer agency fees)(a)	0.09%	0.08%	0.09%

Total Annual Fund Operating Expenses	0.59%	0.73%	0.84%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$60	$189	$329	$ 738

Class II	$75	$233	$406	$ 906

Class III	$86	$268	$466	$1,037

MERCURY DOMESTIC MONEY MARKET V.I. FUND	5

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Domestic Money Market V.I. Fund (Class I)

	For the Year Ended December 31,

	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment income — net	.0266	.0092	.0072	.0147	.0384

Realized and unrealized gain (loss) — net	.0001	(.0009)	(.0004)	(.0007)	.0015

Total from investment operations	.0267	.0083	.0068	.0140	.0399

Less dividends and distributions:
Investment income — net	(.0266)	(.0092)	(.0072)	(.0147)	(.0384)
Realized gain — net	—	—	— †	— †	(.0002)

Total dividends and distributions	(.0266)	(.0092)	(.0072)	(.0147)	(.0386)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return:*

Based on net asset value per share	2.66%	.92%	.73%	1.49%	3.89%

Ratios to Average Net Assets:

Expenses	.59%	.57%	.57%	.57%	.57%

Investment income and realized gain (loss) — net	2.63%	.89%	.73%	1.47%	3.69%

Supplemental Data:

Net assets, end of year (in thousands)	$267,028	$314,351	$428,938	$545,630	$580,609

*	Total investment returns exclude insurance-related fees and expenses.
†	Amount is less than $(.0001) per share.

6	MERCURY DOMESTIC MONEY MARKET V.I. FUND

FINANCIAL HIGHLIGHTS (continued)
	Class II

	For the Year Ended December 31, 2005	For the Period February 13, 2004†† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$1.00	$1.00

Investment income — net	.0251	.0071

Realized and unrealized gain (loss) — net	(.0003)	—	†

Total from investment operations	.0248	.0071

Less dividends from investment income — net	(.0251)	(.0071)

Net asset value, end of period	$1.00	$1.00

Total Investment Return:**

Based on net asset value per share	2.51%	.72	%†††

Ratios to Average Net Assets:

Expenses	.73%	.72	%*

Investment income and realized gain (loss) — net	2.21%	.98	%*

Supplemental Data:

Net assets, end of period (in thousands)	$23	$53

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Amount is less than $.0001 per share.
††	Commencement of operations.
†††	Aggregate total investment return.

MERCURY DOMESTIC MONEY MARKET V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (concluded)
	Class III

	For the Year Ended December 31, 2005	For the Period September 30, 2004†† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$1.00	$1.00

Investment income — net	.0278	.0040

Realized and unrealized gain — net	.0001	—	†

Total from investment operations	.0279	.0040

Less dividends from investment income — net	(.0278)	(.0040)

Net asset value, end of period	$1.00	$1.00

Total Investment Return:**

Based on net asset value per share	2.80%	.40	%†††

Ratios to Average Net Assets:

Expenses	.59%	.57	%*

Investment income and realized gain (loss) -	3.25%	1.44	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Amount is less than $.0001 per share.
††	Commencement of operations.
†††	Aggregate total investment return.

8	MERCURY DOMESTIC MONEY MARKET V.I. FUND

Details About the Fund [ICON]

U.S. Government Agencies — entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund invests all its assets in money market instruments. These instruments are generally fixed-income securities that mature or reset to a new interest rate within 13 months (25 months if the U.S. government or a U.S. government agency has issued or guaranteed the debt). Other than U.S. government and U.S. government agency securities, the Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of the Fund’s management, are of similar credit quality.

The money market instruments in which the Fund may invest include:

•	U.S. Government Securities — Debt securities issued or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.
•	U.S. Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises and government instrumentalities. Agency securities may be supported only by the credit of the issuer, not the full faith and credit of the United States.
•	Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as certificates of deposit, time deposits, bank notes and bankers’ acceptances.
•	Commercial Paper — Obligations, usually of nine months or less, issued by corporations and other businesses for short-term funding.
•	Short-Term Obligations — Corporate debt and asset-backed securities with a period of 397 days or less remaining to maturity.
•	Floating Rate Obligations — Obligations of government agencies, corporations, depository institutions or other issuers which periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index, such as LIBOR (a well-known short-term interest rate index).

MERCURY DOMESTIC MONEY MARKET V.I. FUND	9

[ICON] Details About the Fund

U.S. Government Sponsored Enterprises — private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association, but are not backed by the full faith and credit of the United States.

Instrumentalities — supranational entities sponsored by the United States and other governments, such as the World Bank or the Inter-American Development Bank.

Asset-Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.
•	Insurance Company Obligations — Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.
•	Master Notes — Variable principal amount demand instruments issued by securities firms and other corporate issuers.
•	Other Eligible Investments — Other money market instruments permitted by SEC rules governing money market funds.

The Fund may also engage in the following investment practices:

•	Repurchase Agreements — Repurchase agreements are transactions in which the Fund purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Fund. The Fund may engage in repurchase agreements involving any of the above instruments (without regard to the instrument’s maturity).
•	Reverse Repurchase Agreements — Reverse repurchase agreements are transactions in which the Fund sells a security with the obligation to repurchase the security shortly thereafter at a specified price which reflects a payment by the Fund. The Fund profits from entering into a reverse repurchase agreement by reinvesting the proceeds of the sale at a higher return than it has to pay to repurchase its security.

Fund management will vary the types of money market instruments in the Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates.

The Fund will only invest in money market obligations of U.S. issuers. For this purpose, the Fund may consider an obligation of a foreign subsidiary of a U.S. company to be an obligation of a U.S. issuer if the obligation is fully guaranteed by the U.S. parent company.

10	MERCURY DOMESTIC MONEY MARKET V.I. FUND

ABOUT THE PORTFOLIO MANAGER

Jacqueline Rogers-Ayoub is a Vice President and the portfolio manager of the Fund. Ms. Rogers has been a Vice President of the Investment Adviser since 1986. Ms. Rogers has been primarily responsible for the management of the Fund’s portfolio since 1990.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERCURY DOMESTIC MONEY MARKET V.I. FUND	11

Mercury Fundamental Growth V.I. Fund

	PAGE
[ICON]	KEY FACTS
	Mercury Fundamental Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	7
	Financial Highlights	8

[ICON]	DETAILS ABOUT THE FUND
	How the Fund Invests	11
	Investment Risks	13

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT
	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND
	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION
	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY FUNDAMENTAL GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

MERCURY FUNDAMENTAL GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s main investment strategies?

The Fund seeks to achieve its objective by investing primarily in a portfolio of common stock of U.S. companies that Fund management believes have shown above-average rates of growth earnings over the long-term. The Fund tries to choose investments that will increase in value over the long term. To a lesser extent, the Fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies. The Fund emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. Also, Fund management may select securities that underperform the market, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund may at times invest a substantial portion of its assets in the securities of mid cap companies, which may be less liquid and more volatile than the securities of larger capitalization companies.

MERCURY FUNDAMENTAL GROWTH V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio of growth stocks as part of your total investment portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long term capital appreciation
•	Are not looking for a significant amount of current income

4	MERCURY FUNDAMENTAL GROWTH V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Standard & Poor’s (“S&P”) 500 Index and the S&P/Citigroup Growth Index. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 10.92% (quarter ended December 31, 2003) and the lowest return for a quarter was -16.35% (quarter ended June 30, 2002). The year-to-date return as of March 31, 2006 was 3.16%.

MERCURY FUNDAMENTAL GROWTH V.I. FUND	5

[ICON] Key Facts

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Life of Fund†

Mercury VS: Fundamental Growth V.I. Fund — Class I	7.49%	-2.70%	-3.63%

Mercury VS: Fundamental Growth V.I. Fund — Class II#	7.63%	-2.67%	-3.62%

Mercury VS: Fundamental Growth V.I. Fund — Class III#	7.63%	-2.75%	-3.70%

S&P 500 Index*	4.91%	0.54%	-1.66%††

S&P 500/Citigroup Growth Index**	1.14%	-3.68%	-7.44%††

S&P 500/Barra Growth Index***	3.46%	-1.65%	-6.13%††

*	The S&P 500 Index is a widely recognized unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The S&P 500/Citigroup Growth Index is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. It is designed to provide a comprehensive measure of large-cap U.S. equity growth performance. The Fund now uses this index rather than the S&P 500/Barra Growth Index because that index is being discontinued. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
***	This unmanaged Index is a capitalization-weighted Index of all the stocks in the Standard & Poor’s 500 Index that have lower book-to-price ratios. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is April 3, 2000.
††	Since April 3, 2000.
#	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II and III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and III shares.

6	MERCURY FUNDAMENTAL GROWTH V.I. FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.65%	0.65%	0.65%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.11%	0.11%	0.11%

Total Annual Fund Operating Expenses	0.76%	0.91%*	1.01%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 78	$243	$422	$ 942

Class II	$ 93	$290	$504	$1,120

Class III	$103	$322	$558	$1,236

MERCURY FUNDAMENTAL GROWTH V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Fundamental Growth V.I. Fund (Class I)

	For the Year Ended December 31,

	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$7.40	$6.98	$5.46	$7.54	$9.23

Investment income — net#	.04	.05	.01	.01	.04

Realized and unrealized gain (loss) — net	.51	.42	1.52	(2.08)	(1.71)

Total from investment operations	.55	.47	1.53	(2.07)	(1.67)

Less dividends from investment income — net	(.04)	(.05)	(.01)	(.01)	(.02)

Net asset value, end of year	$7.91	$7.40	$6.98	$5.46	$7.54

Total Investment Return:*

Based on net asset value per share	7.49%	6.80%	27.98%	(27.51%)	(18.12%)

Ratios to Average Net Assets:

Expenses	.76%	.74%	.74%	.75%	.79%

Investment income — net	.56%	.75%	.13%	.09%	.57%

Supplemental Data:

Net Assets, end of year (in thousands)	$178,692	$199,342	$197,010	$200,524	$163,218

Portfolio turnover	82.41%	78.03%	134.62%	89.61%	94.56%

*	Total investment returns exclude insurance-related fees and expenses.
#	Based on average shares outstanding.

8	MERCURY FUNDAMENTAL GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$7.40	$6.83

Investment income — net‡‡	.04	.05

Realized and unrealized gain — net	.52	.57

Total from investment operations	.56	.62

Less dividends from investment income — net	(.04)	(.05)

Net asset value, end of period	$7.92	$7.40

Total Investment Return:**

Based on net asset value per share	7.63%	9.14	%‡

Ratios to Average Net Assets:

Expenses	.76%	.74	%*

Investment income — net	.58%	2.79	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	82.41%	78.03%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
‡	Aggregate total investment return.
‡‡	Based on average shares outstanding.

MERCURY FUNDAMENTAL GROWTH V.I. FUND	9

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (concluded)

	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$7.40	$6.83

Investment income — net‡‡	.04	.05

Realized and unrealized gain — net	.52	.57

Total from investment operations	.56	.62

Less dividends from investment income — net	(.04)	(.05)

Net asset value, end of period	$7.92	$7.40

Total Investment Return:**

Based on net asset value per share	7.63%	9.14	%‡

Ratios to Average Net Assets:

Expenses	.76%	.74	%*

Investment income — net	.58%	2.79	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	82.41%	78.03%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
‡	Aggregate total investment return.
‡‡	Based on average shares outstanding.

10	MERCURY FUNDAMENTAL GROWTH V.I. FUND

Details About the Fund [ICON]

Market Capitalization — the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

HOW THE FUND INVESTS

The Fund’s objective is long-term growth of capital.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock.

The Fund generally invests at least 65% of its total assets in the following equity securities:

•	Common stock
•	Convertible preferred stock
•	Securities convertible into common stock
•	Rights to subscribe to common stock

Of these securities, the Fund will primarily invest in common stock.

In selecting securities, Fund management emphasizes common stock of companies that have above-average rates of earnings growth. Fund management believes that the common stock of companies with above-average rates of earnings growth frequently have the prospect of having above-average increases in price. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. The common stock of these companies also tends to have higher prices relative to stock of companies that do not have above average rates of earnings growth.

Some, but not all of the factors that may cause a company to have an above-average rate of earnings growth include:

•	Above average growth rate in sales
•	Improvement in its profit margin
•	Providing proprietary or niche products or services
•	Leading market share
•	Strong industry growth

The Fund may invest in companies of any size but emphasizes common stocks of companies having a medium to large stock market capitalization (currently, approximately $2 billion or more).

MERCURY FUNDAMENTAL GROWTH V.I. FUND	11

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGERS

Thomas E. Burke is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

The Fund may sell a security if, for example, the price of the security has increased to a level targeted by the Fund, if the Investment Adviser determines that the issuer of the security no longer meets the criteria established by the Investment Adviser for the purchase of a security or if the Investment Adviser believes that there is a more attractive investment opportunity for the funds invested.

Other Strategies. In addition to the main strategies discussed above, the Fund may also use certain other investment strategies.

The Fund may also invest up to 10% of its total assets in the securities of foreign companies. Securities of foreign companies may be in the form of American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs”) or other securities representing interests in securities of foreign companies. The Fund’s restriction limiting investments in foreign securities to 10% of total assets does not include ADRs.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the S&P 500 Index. The derivatives that the Fund may use include futures, forwards, options, indexed securities and inverse securities. The Fund may also invest in when-issued and delayed delivery transactions and forward commitments, illiquid and restricted securities and repurchase agreements.

The Fund may also lend its portfolio securities and invested uninvested cash balances in affiliated money market funds.

The Fund will normally invest a portion of its net assets in short-term debt securities, such as commercial paper. These securities can be sold easily and have limited risk of loss but earn only limited returns. The Fund may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds or government and money market securities when Fund management is unable to find enough attractive equity investments and to reduce exposure to equities when management believes it is advisable to do so on a temporary basis. Investment in these securities may also be used to meet redemptions. Short-term investments and temporary defensive positions may limit the potential for the Fund to achieve its goal of long-term growth of capital.

12	MERCURY FUNDAMENTAL GROWTH V.I. FUND

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Thomas E. Burke is a Vice President and the portfolio manager of the Fund and is primarily responsible for setting the Fund’s investment strategy and the day-to-day management of the Fund’s portfolio. He has been the portfolio manager of the Fund since 2006 and was the Fund’s associate portfolio manager from 2002 to 2006. Mr. Burke has been a Director of and a portfolio manager with the Investment Adviser since 1998.

For more information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERCURY FUNDAMENTAL GROWTH V.I. FUND	13

Mercury Global Allocation V.I. Fund

	PAGE
[ICON]	KEY FACTS
	Mercury Global Allocation V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	7
	Financial Highlights	8

[ICON]	DETAILS ABOUT THE FUND
	How the Fund Invests	11
	Investment Risks	14

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT
	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND
	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION
	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY GLOBAL ALLOCATION V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total Investment Return — the combination of capital appreciation and investment income.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

MERCURY GLOBAL ALLOCATION V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek high total investment return.

What are the Fund’s main investment strategies?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest.

The Fund invests in a portfolio of equity, debt and money market securities. Generally, the Fund’s portfolio will include both equity and debt securities. At any given time, however, the Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Fund mainly seeks securities that Fund management believes are undervalued. The Fund may buy debt securities of varying maturities. The Fund may invest in high yield or “junk” bonds. When choosing investments, Fund management considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The Fund generally seeks diversification across markets, countries, industries and issuers as one of its strategies to reduce volatility.

Generally, the Fund will invest primarily in the securities of corporate and governmental issuers located in North and South America, Europe, Australia and the Far East. The Fund may invest in both developed and emerging markets. The Fund may emphasize foreign securities when Fund management expects these investments to outperform U.S. securities. When choosing investment markets, Fund management considers various factors, including economic and political conditions, potential for economic growth and possible changes in currency exchange rates.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock or bond market in which the Fund invests is rising or falling, or in response to interest rate changes. In addition, there are specific factors that may affect the value of a particular investment. Also, Fund management may select securities which underperform the stock market or securities selected by other funds with similar investment objectives and investment strategies. Changes in the value of the Fund’s debt investments may also occur in response to interest rate movements — generally, when interest rates go up, the value of debt securities goes down. If the value of the Fund’s investments goes down, you may lose money.

MERCURY GLOBAL ALLOCATION V.I. FUND	3

[ICON] Key Facts

Credit Risk — the risk that the issuer of a bond or other fixed-income security will be unable to pay the interest or principal when due.

Call and Redemption Risk — the risk a bond’s issuer may call a bond held by the Fund for redemption before it matures.

Liquidity Risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Leverage Risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

The Fund’s investments in debt securities may also be subject to credit risk and call and redemption risk. In addition, high yield bonds may be volatile and subject to liquidity, leverage and heightened credit risk.

The Fund may invest a substantial portion of its assets in foreign securities. Foreign investing involves special risks — including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are looking for capital appreciation for long term goals, but also seek some current income
•	Want a professionally managed portfolio
•	Are willing to accept the risk that their investment may fluctuate over the short term
•	Are looking for exposure to a variety of foreign markets
•	Are willing to accept the risks of foreign investing in order to seek high total investment return

4	MERCURY GLOBAL ALLOCATION V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each Class of Fund’s shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Financial Times Stock Exchange (“FTSE”) World Index and certain other broad based indices. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 17.20% (quarter ended June 30, 2003) and the lowest return for a quarter was -13.56% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2006 was 6.28%.

MERCURY GLOBAL ALLOCATION V.I. FUND	5

[ICON] Key Facts
Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: Global Allocation
V.I. Fund Class I	10.43%	7.35%	7.99%

Mercury VS: Global Allocation
V.I. Fund Class II†	10.27%	7.26%	7.87%

Mercury VS: Global Allocation
V.I. Fund Class III†	10.18%	7.07%	7.71%

FTSE World Index*	11.32%	3.26%	7.78%

S&P 500 Index#	4.91%	0.54%	9.07%

FTSE World Index (Ex. US) Equities#	16.68%	6.42%	6.81%

ML Treasury Index GA05#	0.01%	4.86%	5.31%

Citigroup World Govt Bond Index (Ex US)#	-9.20%	7.26%	4.42%

*	This unmanaged market capitalization-weighted Index is comprised of nearly 2000 equities from 24 countries in 12 regions, including the United States. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
#	The S&P 500 Index is an unmanaged, broad-based index of common stocks. The FTSE World Index (ex-U.S.) Equities is an unmanaged, capitalization-weighted index comprised of 1,630 companies in 28 countries, excluding the United States. The Merrill Lynch Treasury Index GA05 is an unmanaged index designed to track the total return of the current coupon five-year U.S. Treasury bond. The Citigroup World Government Bond Index (ex-U.S.) is an unmanaged, market capitalization-weighted index that tracks ten government bond indices, excluding the United States. Performance of the Indices does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	The returns for Class II and III shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II and III shares respectively, are based upon performance of the Fund’s Class I shares. The returns for Class II and III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and III shares.

6	MERCURY GLOBAL ALLOCATION V.I. FUND

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.65%	0.65%	0.65%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.12%	0.12%	0.12%

Total Annual Fund Operating Expenses	0.77%	0.92%	1.02%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 79	$246	$428	$ 954

Class II	$ 94	$293	$509	$1,131

Class III	$104	$325	$563	$1,248

MERCURY GLOBAL ALLOCATION V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Global Allocation V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$12.56	$11.29	$8.62	$9.74	$10.85

Investment income — net†	.27	.23	.21	.26	.24

Realized and unrealized gain (loss) — net	1.03	1.41	2.77	(1.05)	(1.20)

Total from investment operations	1.30	1.64	2.98	(.79)	(.96)

Less dividends from investment income — net	(.32)	(.37)	(.31)	(.33)	(.15)

Net asset value, end of year	$13.54	$12.56	$11.29	$8.62	$9.74

Total Investment Return:*

Based on net asset value per share	10.43%	14.57%	34.57%	(8.15%)	(8.86%)

Ratios to Average Net Assets:

Expenses	.77%	.76%	.75%	.77%	.75%

Investment income — net	2.07%	1.93%	2.16%	2.77%	2.42%

Supplemental Data:

Net Assets, end of year (in thousands)	$679,681	$613,145	$507,674	$349,514	$424,542

Portfolio turnover	56.84%	43.60%	47.41%	55.50%	107.28%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

8	MERCURY GLOBAL ALLOCATION V.I. FUND

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31,		For the Period November 24, 2003†
	2005	2004	to December 31, 2003

Per Share Operating Performance:

Net asset value, beginning of period	$12.56	$11.29	$10.73

Investment income — net***	.25	.21	.01

Realized and unrealized gain — net	1.03	1.41	.85

Total from investment operations	1.28	1.62	.86

Less dividends from investment income — net	(.30)	(.35)	(.30)

Net asset value, end of period	$13.54	$12.56	$11.29

Total Investment Return: **

Based on net asset value per share	10.27%	14.40%	8.05% ††

Ratios to Average Net Assets:

Expenses	.92%	.91%	.95%*

Investment income — net	1.92%	1.78%	.87%*

Supplemental Data:

Net assets, end of period (in thousands)	$1,743	$1,720	$1,797

Portfolio turnover	56.84%	43.60%	47.41%

*	Annualized.
**	Total Investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Aggregate total investment return.

MERCURY GLOBAL ALLOCATION V.I. FUND	9

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31,		For the Period November 18, 2003†
	2005	2004	to December 31, 2003

Per Share Operating Performance:

Net asset value, beginning of period	$11.58	$10.46	$10.00

Investment income (loss) — net***	.22	.19	—	††

Realized and unrealized gain — net	.95	1.29	.76

Total from investment operations	1.17	1.48	.76

Less dividends from investment income — net	(.30)	(.36)	(.30)

Net asset value, end of period	$12.45	$11.58	$10.46

Total Investment Return:**

Based on net asset value per share	10.18%	14.20%	7.62	%†††

Ratios to Average Net Assets:

Expenses	1.02%	1.01%	1.08	%*

Investment income (loss) — net	1.85%	1.79%	(.24	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$29,074	$9,455	$37

Portfolio turnover	56.84%	43.60%	47.41%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Amount is less than $(.01) per share.
†††	Aggregate total investment return.

10	MERCURY GLOBAL ALLOCATION V.I. FUND

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGERS

The Fund is managed by members of a team of investment professionals who participate in the team’s research process and stock selection. Dennis W. Stattman is the Fund’s senior portfolio manager and Dan Chamby is the Fund’s associate portfolio manager.

HOW THE FUND INVESTS

The Fund’s investment objective is to provide high total investment return.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund seeks to achieve its objective through a fully managed investment policy utilizing U.S. and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. In other words, the Fund seeks to achieve a combination of capital growth and income. The Fund tries to do this by investing in both equity and debt securities of issuers located around the world.

There is no limit on the percentage of assets the Fund can invest in a particular type of security. Generally, the Fund seeks diversification across markets, countries, industries and issuers as one of its strategies to reduce volatility. The Fund has no geographic limits on where its investments may be located. This flexibility allows Fund management to look for investments in markets around the world that it believes will provide the best relative asset allocation to meet the Fund’s objective.

Fund management uses the Fund’s investment flexibility to create a portfolio of assets that, over time, tends to be relatively balanced between equity and debt securities and that is widely diversified among many individual investments. While the Fund can, and does, look for investments in all the markets of the world, it will typically invest a majority of its assets in the securities of companies and governments located in North and South America, Europe, Australia and the Far East. In making investment decisions, Fund management tries to identify the long term trends and changes that could benefit particular markets and/or industries relative to other markets and industries. Fund management will consider such factors as the rate of economic growth, natural resources, capital reinvestment and the social and political environment when selecting the markets. In deciding between equity and debt investments, Fund management looks at a number of factors, including the relative opportunity for capital appreciation, capital recovery risk, dividend yields and the level of interest rates paid on debt securities of different maturities.

MERCURY GLOBAL ALLOCATION V.I. FUND	11

[ICON] Details About the Fund

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Fund management may also, from time to time, identify certain real assets, such as real estate or precious metals, that Fund management believes will increase in value because of economic trends and cycles or political or other events. The Fund may invest a portion of its assets in securities related to those real assets, such as stock or convertible bonds issued by real estate investment trusts.

Equity Securities — The Fund can invest in all types of equity securities, including common stock, preferred stock, warrants and stock purchase rights, of companies of any market capitalization. In selecting stocks and other securities that are convertible into stocks, Fund management emphasizes stocks that it believes are undervalued. Fund management places particular emphasis on companies with below average price/earnings ratios or that may pay above average dividends. Fund management may also seek to invest in the stock of smaller or emerging growth companies that it expects will provide a higher total return than other equity investments. Investing in smaller or emerging growth companies involves greater risk than investing in more established companies.

Debt Securities — The Fund can invest in all types of debt securities, including U.S. and foreign government bonds, corporate bonds and convertible bonds, mortgage-backed and asset-backed securities, and securities issued or guaranteed by certain international organizations such as the World Bank.

The Fund may invest up to 35% of its total assets in “junk” bonds, corporate loans and “distressed securities.” Junk bonds are bonds that are rated below investment grade by independent rating agencies or are bonds that are not rated but which Fund management considers to be of comparable quality. Corporate loans are direct obligations of U.S. or foreign corporations that are purchased by the Fund in the secondary market. Distressed securities are securities that are in default on payments of interest or principal at the time the Fund buys the securities or are issued by a bankrupt entity. These securities offer the possibility of relatively higher returns but are significantly riskier than higher rated debt securities. Fund management will invest in these securities only when it believes that they will provide an attractive total return, relative to their risk, as compared to higher quality debt securities.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

12	MERCURY GLOBAL ALLOCATION V.I. FUND

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

Short-Term Securities or Instruments — The Fund can invest in high quality short-term U.S. dollar or non-U.S. dollar denominated fixed income securities or other instruments, such as U.S. or foreign government securities, commercial paper and money market instruments issued by U.S. or foreign commercial banks or depository institutions. Fund management may increase the Fund’s investment in these instruments in times of market volatility or when it believes that it is prudent or timely to be invested in lower yielding but less risky securities. Large investments in such securities or instruments may prevent the Fund from achieving its investment objective.

Derivatives — The Fund may use derivatives, including options, futures, indexed securities, inverse securities, swaps and forward contracts both to increase the return of the Fund and to hedge, or protect, the value of its assets against adverse movements in currency exchange rates and interest rates and movements in the securities markets. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gas) or an index such as the S&P 500 Index. The use of options, futures, indexed securities, inverse securities, swaps and forward contracts can be effective in protecting or enhancing the value of the Fund’s assets. While these instruments involve certain risks, the Fund will not engage in certain strategies that are considered highly risky and speculative.

The Fund may also invest in securities that provide a return based on fluctuations in a stock or other financial index. For example, the Fund may invest in a security that increases in value with the price of a particular securities index. In some cases, the return of the security may be inversely related to the price of the index. This means that the value of the security will rise as the price of the index falls and vice versa. Although these types of securities can make it easier for the Fund to access certain markets or hedge risks of other assets held by the Fund, these securities are subject to the risks related to the underlying index or other assets.

The Fund may also lend its portfolio securities, may hold non-U.S. dollar cash investments, and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in when-issued and delayed delivery transactions and forward commitments, repurchase agreements and illiquid and restricted securities.

MERCURY GLOBAL ALLOCATION V.I. FUND	13

[ICON] Details About the Fund

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

The Fund is managed by members of a team of investment professionals who participate in the team’s research process and stock selection. Dennis W. Stattman is the Fund’s senior portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Stattman has been the Fund’s senior portfolio manager since 2002. He was senior co-portfolio manager of the Fund from 2000 to 2002 and an associate portfolio manager of the Fund from 1989 to 2000. Mr. Stattman has been a Managing Director of Merrill Lynch Investment Managers since 2000 and has been a portfolio manager with the Investment Adviser since 1989. Mr. Chamby has been the Fund’s associate portfolio manager since 2004. Mr. Chamby has been a Director of the Investment Adviser since 2000 and has been a portfolio manager with the Investment Adviser and its affiliates since 2003.

For more information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares, please see the Statement of Additional Information.

Additional Information about this Fund is discussed in the Other Important Information section of this prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

14	MERCURY GLOBAL ALLOCATION V.I. FUND

Mercury Global Growth V.I. Fund

	PAGE
[ICON]	KEY FACTS
	Mercury Global Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND
	How the Fund Invests	10
	Investment Risks	11

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT
	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND
	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION
	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY GLOBAL GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

MERCURY GLOBAL GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value.

The Fund invests primarily in common stock of companies located in various foreign countries and the United States that Fund management believes have shown above-average growth rates in earnings. In selecting securities, Fund management emphasizes companies that have medium to large stock market capitalizations. The Fund may buy securities denominated in the U.S. dollar or foreign currencies.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. Also, Fund management may select securities that underperform the market, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles. Securities of companies with above average earnings growth rates tend to have higher stock market valuations and therefore may be more vulnerable to price declines from unexpected adverse developments than securities of other companies.

MERCURY GLOBAL GROWTH V.I. FUND	3

[ICON] Key Facts

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

The Fund may invest a substantial portion of its assets in the securities of mid cap companies, which may be less liquid and more volatile than the securities of larger capitalization companies.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing for capital appreciation for long-term goals
•	Want a professionally managed and diversified portfolio of global growth equity securities as part of their total investment portfolio
•	Are looking for exposure to a variety of foreign markets
•	Are willing to accept the risk of foreign investing in order to seek long term growth of capital
•	Are not looking for a significant amount of current income

4	MERCURY GLOBAL GROWTH V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Morgan Stanley Capital International (“MSCI”) World Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 34.15% (quarter ended December 31, 1999) and the lowest return for a quarter was -16.96% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2006 was 9.65%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Life of Fund†

Mercury VS: Global Growth V.I. Fund — Class I	15.19%	-0.30%	3.06%

Mercury VS: Global Growth V.I. Fund — Class II#	15.29%	-0.24%	3.05%

Mercury VS: Global Growth V.I. Fund — Class III#	15.29%	-0.32%	2.96%

MSCI World Index*	9.49%	2.18%	3.43%††

#	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.
*	This unmanaged market capitalization-weighted index, calculated by Morgan Stanley Capital International, is comprised of a representative sampling of stocks of large-, medium- and small-capitalization companies in 22 countries, including the United States. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	Inception date is June 5, 1998.
††	Since June 30, 1998.

MERCURY GLOBAL GROWTH V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.25%	0.25%	0.25%

Total Annual Fund Operating Expenses	1.00%	1.15%*	1.25%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$102	$318	$552	$1,225

Class II	$117	$365	$633	$1,398

Class III	$127	$397	$686	$1,511

6	MERCURY GLOBAL GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Global Growth V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$9.65	$8.52	$6.43	$8.91	$11.70

Investment income — net†	.13	.14	.09	.02	.06

Realized and unrealized gain (loss) — net	1.34	1.14	2.08	(2.49)	(2.75)

Total from investment operations	1.47	1.28	2.17	(2.47)	(2.69)

Less dividends from investment income — net	(.13)	(.15)	(.08)	(.01)	(.10)

Net asset value, end of year	$10.99	$9.65	$8.52	$6.43	$8.91

Total Investment Return:*

Based on net asset value per share	15.19%	15.10%	33.56%	(27.74%)	(23.03%)

Ratios to Average Net Assets:

Expenses	1.00%	.92%	.88%	.90%	.88%

Investment income — net	1.32%	1.66%	1.23%	.24%	.59%

Supplemental Data:

Net assets, end of year (in thousands)	$63,494	$100,900	$97,736	$81,176	$127,926

Portfolio turnover	116.65%	77.68%	131.50%	138.30%	155.91%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

MERCURY GLOBAL GROWTH V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$9.65	$8.76

Investment income — net**	.10	.05

Realized and unrealized gain — net	1.38	.99

Total from investment operations	1.48	1.04

Less dividends from investment income — net	(.13)	(.15)

Net asset value, end of period	$11.00	$9.65

Total Investment Return:***

Based on net asset value per share	15.29%	11.82	%††

Ratios to Average Net Assets:

Expenses	1.00%	.92	%*

Investment income — net	1.24%	2.09	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	116.65%	77.68%

*	Annualized.
**	Based on average shares outstanding.
***	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Aggregate total investment return.

8	MERCURY GLOBAL GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$9.65	$8.76

Investment income — net**	.10	.05

Realized and unrealized gain — net	1.38	.99

Total from investment operations	1.48	1.04

Less dividends from investment income — net	(.13)	(.15)

Net asset value, end of period	$11.00	$9.65

Total Investment Return:***

Based on net asset value per share	15.29%	11.82%	‡

Ratios to Average Net Assets:

Expenses	1.00%	.92	%*

Investment income — net	1.24%	2.09	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	116.65%	77.68%

*	Annualized.
**	Based on average shares outstanding.
***	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
‡	Aggregate total investment return.

MERCURY GLOBAL GROWTH V.I. FUND	9

Details About the Fund [ICON]

Market Capitalizations — the number of shares of a company’s stock, multiplied by the price per share of that stock. Market capitalization is a measure of a company’s size.

ABOUT THE PORTFOLIO MANAGERS

Thomas E. Burke is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio.

HOW THE FUND INVESTS

The Fund’s investment objective is long term growth of capital.

Outlined below are the main strategies the Fund uses in seeking to achieve its objective.

The Fund tries to achieve its objective by investing in a diversified portfolio consisting primarily of common stock of companies worldwide.

The Fund generally invests at least 65% of its total assets in common stock of companies from at least three different countries. In selecting securities, Fund management emphasizes companies that have experienced above average growth rates in earnings. A company may achieve above average growth rates in earnings from:

•	Above average growth rates in sales
•	Improvement in its profit margin
•	Proprietary or niche products or services
•	Leading market share
•	Strong industry growth

Fund management believes that companies that possess above average earnings growth frequently provide the opportunity for above average stock market returns. On the other hand, such companies tend to have higher stock market valuations. As a result, their shares may be more vulnerable to price declines from unexpected adverse developments. In selecting securities, Fund management emphasizes companies with medium to large stock market capitalizations. These companies typically have market values of $2 billion or more. However, the Fund may invest in some companies with lower market capitalizations.

The Fund may invest in securities from any country. The Fund’s management, however, anticipates that a substantial portion of the Fund’s foreign investments will be in issuers in the developed markets of Europe and the Far East. The Fund may also invest in stocks of companies in emerging markets, but the Fund’s management anticipates that a greater portion of the Fund’s foreign investments will be in issuers in developed markets.

The Fund may invest in securities denominated in currencies other than the U.S. dollar.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

10	MERCURY GLOBAL GROWTH V.I. FUND

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may invest in convertible securities, preferred stock and rights offerings. The Fund will normally invest a portion of its assets in short term debt securities such as commercial paper. These securities can be sold easily and generally have limited risk of loss but earn only limited returns.

The Fund may use derivatives to hedge its portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index such as the MSCI World Index. The derivatives that the Fund may use include, but are not limited to, options on portfolio positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions and swap agreements.

The Fund may also invest, without limitation, in short term debt securities when Fund management is unable to find enough attractive long term investments and to reduce exposure to common stock when management believes it is advisable to do so on a temporary basis. Investments in short term debt securities may also be used to meet redemptions. Short term investments and temporary defensive positions may limit the potential for the Fund to achieve its objective of long term growth of capital.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in when-issued and delayed delivery transactions and forward commitments, repurchase agreements and illiquid and restricted securities.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

MERCURY GLOBAL GROWTH V.I. FUND	11

[ICON] Details About the Fund

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Thomas E. Burke is a Vice President and the portfolio manager of the Fund and is primarily responsible for setting the Fund’s investment strategy and the day-to-day management of the Fund’s portfolio. He has been the portfolio manager of the Fund since 2006 and was the Fund’s associate portfolio manager from 2002 to 2006. Mr. Burke has been a Director of and a portfolio manager with the Investment Adviser since 1998.

For more information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

12	MERCURY GLOBAL GROWTH V.I. FUND

Mercury Government Bond V.I. Fund

	PAGE
[ICON]	KEY FACTS
	Mercury Government Bond V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND
	How the Fund Invests	10
	Investment Risks	12

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT
	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND
	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION
	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY GOVERNMENT BOND V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

U.S. Government Agencies — entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

Instrumentalities — supranational entities sponsored by the United States and other governments, such as the Inter-American Development Bank.

U.S. Government Sponsored Enterprises — private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association, but are not backed by the full faith and credit of the United States.

MERCURY GOVERNMENT BOND V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek the highest possible current income consistent with the protection of capital.

What are the Fund’s main investment strategies?

The Fund tries to provide current income from an actively managed portfolio of U.S. treasury and U.S. government agency securities of all maturities.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies, and by instrumentalities, including mortgage-backed securities issued or guaranteed by U.S. government sponsored enterprises. The Fund may also invest in securities linked to an interest rate or other index. The Fund may invest in securities of any maturity or duration.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. Although government securities involve minimal credit risk, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed income investments, goes down. Also, Fund management may select securities that underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund may invest a substantial portion of its portfolio in mortgage-backed securities. Mortgage-backed securities involve special risks, including prepayment risk and extension risk, and may be more volatile than other fixed-income securities of similar maturities.

Mortgage-backed securities may be issued by the U.S. Government or its agencies or instrumentalities, or by government sponsored enterprises, as well as private issuers. Mortgage-backed securities may often not, therefore, be backed by the full faith and credit of the United States.

MERCURY GOVERNMENT BOND V.I. FUND	3

[ICON] Key Facts

Mortgaged-Backed Securities — securities backed by pools of mortgages that in many cases are guaranteed by government agencies such as Ginnie Mae.

Prepayment Risk — the risk that certain obligations will be paid off by the obligor more quickly than anticipated. In this event, the Fund may be required to invest the proceeds in securities with lower yields.

Extension Risk — the risk that certain obligations will be paid off more slowly by the obligor than anticipated causing the value of these securities to fall.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are looking for an investment that provides current income with minimal credit risk
•	Are willing to accept the risk that the value of their Fund’s shares may decline as the result of interest rate movements

4	MERCURY GOVERNMENT BOND V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Citigroup Government Mortgage Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 5.11% (quarter ended September 30, 1998) and the lowest return for a quarter was -2.26% (quarter ended June 30, 2004). The year-to-date return as of March 31, 2006 was -0.64%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: Government Bond V.I. Fund — Class I	3.22%	5.20%	5.56%

Mercury VS: Government Bond V.I. Fund — Class II**	3.32%	4.98%	5.37%

Mercury VS: Government Bond V.I. Fund — Class III**	3.31%	4.90%	5.28%

Citigroup Government Mortgage Index*	2.71%	5.46%	6.04%

*	This unmanaged Index is comprised of 30-year and 15-year GNMA, FNMA and FNMA and FHLMC balloon mortgages. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY GOVERNMENT BOND V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.50%	0.50%	0.50%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses	0.59%	0.74%*	0.84%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$60	$189	$329	$ 738

Class II	$76	$237	$411	$ 918

Class III	$86	$268	$466	$1,037

6	MERCURY GOVERNMENT BOND V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Government Bond V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$10.65	$10.59	$11.06	$10.67	$10.54

Investment income — net#	.39	.30	.37	.48	.55

Realized and unrealized gain (loss) — net	(.05)	.14	(.15)	.50	.17

Total from investment operations	.34	.44	.22	.98	.72

Less dividends and distributions:
Investment income — net	(.49)	(.31)	(.39)	(.44)	(.55)
Realized gain — net	— †	(.07)	(.30)	(.15)	(.04)

Total dividends and distributions	(.49)	(.38)	(.69)	(.59)	(.59)

Net asset value, end of year	$10.50	$10.65	$10.59	$11.06	$10.67

Total Investment Return:*

Based on net asset value per share	3.22%	4.13%	2.07%	9.78%	7.04%

Ratios to Average Net Assets:

Expenses, excluding interest expense	.59%	.58%	.58%	.58%	.59%

Expenses	.59%	.62%	.59%	.58%	.59%

Investment income — net	3.69%	2.84%	3.39%	4.40%	5.13%

Supplemental Data:

Net Assets, end of year (in thousands)	$298,080	$321,209	$414,567	$585,789	$473,765

Portfolio turnover	60.62%	144.74%	212.80%	208.26%	155.31%

*	Total investment returns exclude insurance-related fees and expenses.
#	Based on average shares outstanding.
†	Amount is less than $(.01) per share.

MERCURY GOVERNMENT BOND V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$10.65	$10.73

Investment income — net***	.40	.08

Realized and unrealized loss — net	(.05)	(.05)

Total from investment operations	.35	.03

Less dividends and distributions:
Investment income — net	(.51)	(.07)
Realized gain — net	—	(.04)

Total dividends and distributions	(.51)	(.11)

Net asset value, end of period	$10.49	$10.65

Total Investment Return:**

Based on net asset value per share	3.32%	.33%††

Ratios to Average Net Assets:

Expenses	.59%	.58%*

Investment income — net	3.76%	2.93%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	60.62%	144.74%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Aggregate total investment return.

8	MERCURY GOVERNMENT BOND V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$10.65	$10.73

Investment income — net***	.40	.08

Realized and unrealized loss — net	(.05)	(.05)

Total from investment operations	.35	.03

Less dividends and distributions:
Investment income — net	(.51)	(.07)
Realized gain — net	—	(.04)

Total dividends and distributions	(.51)	(.11)

Net asset value, end of period	$10.49	$10.65

Total Investment Return:**

Based on net asset value per share	3.31%	.33%	††

Ratios to Average Net Assets:

Expenses	.59%	.58	%*

Investment income — net	3.76%	2.9	3%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	60.62%	144.74%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Aggregate total investment return.

MERCURY GOVERNMENT BOND V.I. FUND	9

Details About the Fund [ICON]

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies or by instrumentalities. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. Certain securities, such as U.S. Treasury obligations, are direct obligations of the U.S. Government. Other securities are issued by government-sponsored enterprises or agencies but are not direct obligations of the U.S. Government. These securities are backed by the credit of the particular agency or government-sponsored enterprise that issued the securities and are generally considered to have a low risk of default.

Tax regulations require that the Fund diversify its investments among securities of different government issuers. These regulations specify maximum percentages of the Fund’s total assets that can be invested in the securities of the Fund’s largest, two largest and three largest issuers at certain times. The U.S. Treasury and each government agency or instrumentality is considered a different issuer for this purpose. Accordingly, the Fund will diversify its investments among U.S. Treasury securities and the securities of government agencies and instrumentalities to the extent necessary to comply with these tax regulations.

The Fund may invest in government securities of any maturity or duration. Although government securities involve minimal risk of default, changes in the value of government securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most government securities, like other fixed-income securities, goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities. Because the Fund may invest a substantial portion of its assets in government securities with long-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

Government agency securities, like other fixed-income securities, may have redemption features that permit the government agency to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, government agencies redeem fixed-income securities that allow for redemption. When a government agency redeems fixed-income securities, the Fund may receive less than the market

10	MERCURY GOVERNMENT BOND V.I. FUND

Yields — a fixed income security’s annualized income stream divided by the security’s current price, which represents the security’s current expected rate of return.

ABOUT THE PORTFOLIO MANAGERS

The Fund’s portfolio manager is Theodore Magnani.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Short Sale — a transaction in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.

value of the securities prior to redemption. In addition, the Fund may have to invest the proceeds in new fixed-income securities with lower yields and therefore lose expected future income.

The Fund may invest a portion of its net assets in various types of mortgage-backed securities issued or guaranteed by government-sponsored enterprises such as Fannie Mae or Freddie Mac. Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Mortgage-backed securities frequently react differently to changes in interest rates than other fixed-income securities.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may, to a limited extent, engage in transactions in certain derivatives, such as indexed securities, options, futures, options on futures and swaps, for hedging purposes or to seek to enhance income. Derivatives allow the Portfolio to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be volatile and involve significant risk, including credit, leverage and liquidity risks.

The debt securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities.

The Fund may engage in short sales of securities, either as a hedge against potential declines in value of a Fund security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets. The Fund also may make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in repurchase agreements, reverse repurchase agreements, when-issued and delayed delivery transactions and forward commitments and illiquid and restricted securities.

MERCURY GOVERNMENT BOND V.I. FUND	11

[ICON] Details About the Fund

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

The Fund is managed by Theodore J. Magnani, who is primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Magnani is a Vice President of the Fund. Mr. Magnani has been a Vice President of the Investment Adviser since 1992 and a portfolio manager thereof since 1990. Mr. Magnani has been the Fund’s portfolio manager since 2004.

For more information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares, please see the Statement of Additional Information.

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

12	MERCURY GOVERNMENT BOND V.I. FUND

Mercury High Current Income V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury High Current Income V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	13

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY HIGH CURRENT INCOME V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Fixed-Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

MERCURY HIGH CURRENT INCOME V.I. FUND AT A GLANCE

What are the Fund’s investment objectives?

The primary investment objective of the Fund is to obtain a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

What are the Fund’s main investment strategies?

The Fund looks for securities that pay interest or dividends. The Fund may also seek growth of capital by looking for investments that will increase in value. However, the Fund’s investments emphasize current income more than growth of capital.

The Fund generally invests over 90% of its assets in fixed-income securities. The Fund invests primarily in fixed-income securities with lower credit quality, which means credit quality equivalent to or below the fourth highest rating level of recognized rating agencies. Securities with credit quality below the fourth highest rating category are known as “junk bonds.” Junk bonds are high-risk investments, and may result in the Fund losing both income and principal. The Fund will invest the majority of its net assets in securities issued by U.S. companies, but may also invest a portion of its assets in securities issued by foreign companies if they are denominated in U.S. dollars.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur in response to interest rate changes or in response to other factors that may affect a particular issuer or obligation. Generally, when interest rates go up, the value of fixed-income instruments goes down. The Fund should be considered high risk because it invests in junk bonds. Investing in junk bonds is riskier than investing in higher quality fixed income securities — price fluctuations may be larger and more frequent, and there is greater risk of losing both income and principal. The Fund faces additional risks when it invests in securities of foreign companies or governments, including the possibility of substantial volatility due to adverse political, economic or other developments. Also, Fund management may select securities that underperform the market, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERCURY HIGH CURRENT INCOME V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or variable life insurance contract for contract owners who:

•	Are investing with long-term goals
•	Are looking for high current income
•	Are willing to accept the risk of greater loss of income and principal in return for the possibility of receiving higher current income

4	MERCURY HIGH CURRENT INCOME V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of Fund’s shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Credit Suisse High Yield Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 8.88% (quarter ended June 30, 2003) and the lowest return for a quarter was -8.44% (quarter ended September 30, 1998). The year-to-date return as of March 31, 2006 was 3.17%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: High Current
Income V.I. Fund — Class I	1.51%	8.33%	5.80%

Mercury VS: High Current
Income — Class II**	1.66%	8.30%	5.70%

Mercury VS: High Current
Income — Class III**	1.66%	8.22%	5.61%

Credit Suisse High Yield Index*	2.26%	9.83%	7.13%

*	This unmanaged market-weighted index of high-yield debt securities is comprised of 1,637 securities rated BBB or lower. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY HIGH CURRENT INCOME V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.49%	0.49%	0.49%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses	0.59%	0.74%*	0.84%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$60	$189	$329	$ 738

Class II	$76	$237	$411	$ 918

Class III	$86	$268	$466	$1,037

6	MERCURY HIGH CURRENT INCOME V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	High Current Income V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$8.12	$7.86	$6.69	$7.53	$8.06

Investment income — net†	.61	.62	.60	.68	.88

Realized and unrealized gain (loss) — net	(.50)	.25	1.20	(.80)	(.55)

Total from investment operations	.11	.87	1.80	(.12)	.33

Less dividends from investment income — net	(.68)	(.61)	(.63)	(.72)	(.86)

Net asset value, end of year	$7.55	$8.12	$7.86	$6.69	$7.53

Total Investment Return:*

Based on net asset value per share	1.51%	11.68%	28.28%	(1.39%)	4.01%

Ratios to Average Net Assets:

Expenses	.59%	.57%	.56%	.57%	.58%

Investment income — net	7.78%	7.77%	8.15%	9.75%	10.82%

Supplemental Data:

Net assets, end of year (in thousands)	$246,483	$318,363	$335,627	$274,534	$364,723

Portfolio turnover	24.29%	55.07%	78.45%	51.73%	32.01%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

MERCURY HIGH CURRENT INCOME V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004†† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$8.13	$7.91

Investment income — net***	.62	.16

Realized and unrealized gain (loss) — net	(.49)	.21

Total from investment operations	.13	.37

Less dividends from investment income — net	(.69)	(.15)

Net asset value, end of period	$7.57	$8.13

Total Investment Return:**

Based on net asset value per share	1.66%	4.70	%†

Ratios to Average Net Assets:

Expenses	.59%	.57	%*

Investment income — net	7.90%	7.75	%††*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	24.29%	55.07	.%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Aggregate total investment return.
††	Commencement of operations.

8	MERCURY HIGH CURRENT INCOME V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004†† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$8.13	$7.91

Investment income — net***	.62	.16

Realized and unrealized gain (loss) — net	(.49)	.21

Total from investment operations	.13	.37

Less dividends from investment income — net	(.69)	(.15)

Net asset value, end of period	$7.57	$8.13

Total Investment Return:**

Based on net asset value per share	1.66%	4.70	%†

Ratios to Average Net Assets:

Expenses	.59%	.57	%*

Investment income — net	7.90%	7.75	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	24.29%	55.07%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Aggregate total investment return.
††	Commencement of operations.

MERCURY HIGH CURRENT INCOME V.I. FUND	9

Details About the Fund [ICON]

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Volatility — the amount and frequency of changes in a security’s value.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund generally invests over 90% of its assets in fixed-income securities, including convertible and non-convertible debt securities and preferred stock. Most of the Fund’s investments will be corporate or foreign government debt securities, but the Fund may also buy preferred stocks.

The Fund buys primarily securities that are rated Baa or lower by Moody’s Investor’s Service, Inc. (“Moody’s”), or BBB or lower by Standard & Poor’s (“S&P”), or are unrated securities that have a credit quality comparable to these ratings levels. The Fund may also buy securities that are:

•	Rated higher quality, but only when Fund management believes the Fund can gain a substantial reduction in its risk of losing income and principal, with only a small decrease in yield
•	Rated Ca or lower by Moody’s or rated CC or lower by S&P, but only if Fund management believes the security or the issuer is showing a stronger financial position than the low rating usually indicates

Securities rated below Baa or BBB are commonly called “junk bonds.” The Fund may invest up to 100% of its net assets in junk bonds. Although junk bonds generally have higher yields than fixed-income securities with higher credit ratings, they are high risk investments that may not pay interest or return principal as scheduled. Junk bonds generally are less liquid and experience more price volatility than higher rated fixed-income securities.

10	MERCURY HIGH CURRENT INCOME V.I. FUND

Maturity — the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a high yield debt instrument may be short-term (two years or under), intermediate-term (two to five years) or long-term (over five years).

Zero-Coupon Bonds — bonds that are sold at a substantial discount to their value at maturity and do not pay current interest.

The Fund will not purchase defaulted securities. If the Fund buys a security and the security defaults or the issuer goes into bankruptcy, the Fund may continue to hold the security.

The Fund may invest in junk bonds of any maturity and may also invest in zero-coupon bonds.

Junk bonds, like other fixed-income securities, frequently have redemption features that permit an issuer to repurchase the security from the Fund at certain times prior to maturity at a specified price, which is generally equal to or greater than the amount due at maturity. In many cases, when interest rates go down, issuers redeem bonds that allow for redemption. When an issuer redeems junk bonds, the Fund may receive less than the market value of the bonds prior to redemption. In addition, the Fund may have to invest the proceeds in new bonds with lower yields and therefore lose expected future income.

To analyze a security, Fund management looks at both the issuer and at general business conditions. Fund management looks at the issuer’s:

•	Financial condition
•	Cash flow and borrowing needs. For new companies, or companies with minimal revenues, management may look at whether the company has attracted reputable equity investors or sponsors
•	Management strength
•	Ability to respond to changes in business conditions
•	Results of operations
•	Visibility in the market, because securities of companies that are less well known may be less liquid

MERCURY HIGH CURRENT INCOME V.I. FUND	11

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGER

Robert F. Murray is a Vice President and the portfolio manager of the Fund.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Short Sale — a transaction in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.
Fund management may look at general business conditions, including:
•	Expected changes in the general economy and interest rates
•	Economic outlook for specific industries
•	The availability of new investment opportunities

The Fund may invest up to 30% of its total assets in fixed-income securities of issuers outside the United States. The Fund’s management anticipates that the Fund’s investments in foreign companies will primarily be in issuers in Canada, Australia and the developed countries of Europe, although the Fund may also invest in issuers in emerging markets. The Fund will invest in securities of foreign issuers that are denominated in U.S. dollars.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

While the Fund does not intend to buy equity securities other than preferred stocks, it may acquire and hold equity securities offered as part of a unit in conjunction with a fixed-income security, received upon exercise of a right or warrant obtained on account of a fixed income security, received as the result of an amendment, waiver, conversion or exchange of a fixed-income security, or obtained in connection with the bankruptcy or workout of a distressed fixed-income security.

The Fund may use derivatives, including indexed securities, options, futures, options on futures and swaps, including credit default swaps for hedging purposes, as well as to seek to increase the return on its portfolio investments. Derivatives are financial instruments whose value is derived from another security or an index.

The debt securities in which the Fund invests may include credit-linked notes, structured notes or other instruments evidencing interests in special purpose vehicles, trusts or other entities that hold or represent interests in debt securities.

The Fund may engage in short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 10% of the value of its total assets.

12	MERCURY HIGH CURRENT INCOME V.I. FUND

The Fund also may make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in repurchase agreements, when issued and delayed delivery securities and forward commitments, and restricted and illiquid securities.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Robert F. Murray is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Murray has been a Director (Global Fixed Income) of the Investment Adviser since 2001 and was a Vice President from 1993 to 2001. He has been a portfolio manager with the Investment Adviser since 1997. Mr. Murray has been primarily responsible for the management of the Fund’s portfolio since 1998.

For more information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares, please see the Statement of Additional Information.

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERCURY HIGH CURRENT INCOME V.I. FUND	13

Mercury Index 500 V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury Index 500 V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	12

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY INDEX 500 V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

MERCURY INDEX 500 V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor’s 500 Index (the “S&P 500“).

What are the Fund’s main investment strategies?

The Fund tries to match the performance of the S&P 500 as closely as possible before the deduction of Fund expenses. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization U.S. companies in a wide range of businesses and which collectively represent a substantial portion of all common stocks publicly traded in the United States.

Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. The Fund will generally invest substantially all of its assets in such common stocks and instruments. The Fund employs a “passive” approach that attempts to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because the stock market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. If the value of the Fund’s investments goes down, you may lose money.

The Fund is a non-diversified fund, which means that it may invest more of its assets in securities of a single issuer than if it were a diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it is more exposed to the risks associated with and developments that affect an individual issuer than a fund that invests more widely.

MERCURY INDEX 500 V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long-term goals
•	Want to invest in large U.S. companies
•	Want to ensure that all or a portion of their assets match the performance of a broad equity market index
•	Are willing to accept the risk that the value of their investment may decline in exchange for potentially higher long-term returns
•	Are not looking for a significant amount of current income

4	MERCURY INDEX 500 V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Standard & Poor’s 500 Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 21.29% (quarter ended December 31, 1998) and the lowest return for a quarter was -17.26% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2006 was 4.11%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Life of Fund†

Mercury VS: Index 500 V.I. Fund — Class I	4.49%	0.14%	7.38%

Mercury VS: Index 500 V.I. Fund — Class II**	4.50%	0.02%	7.24%

Mercury VS: Index 500 V.I. Fund — Class III**	4.50%	-0.06%	7.15%

S&P 500 Index*	4.91%	0.54%	7.79%††

*	The S&P 500® is a widely recognized, unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004 the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.
†	Inception date is December 13, 1996.
††	Since December 13, 1996.

MERCURY INDEX 500 V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.30%	0.30%	0.30%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses	0.39%	0.54%*	0.64%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$40	$125	$219	$493

Class II	$55	$173	$302	$677

Class III	$65	$205	$357	$798

6	MERCURY INDEX 500 V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Index 500 V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$15.35	$14.12	$11.15	$14.58	$16.79

Investment income — net	.24#	.23 #	.18 #	.15 #	.15

Realized and unrealized gain (loss) — net	.45	1.25	2.96	(3.41)	(2.21)

Total from investment operations	.69	1.48	3.14	(3.26)	(2.06)

Less dividends from investment income — net	(.23)	(.25)	(.17)	(.17)	(.15)

Net asset value, end of year	$15.81	$15.35	$14.12	$11.15	$14.58

Total Investment Return:*

Based on net asset value per share	4.49%	10.51%	28.14%	(22.40%)	(12.28%)

Ratios to Average Net Assets:

Expenses	.39%	.39%	.38%	.40%	.40%

Investment income — net	1.52%	1.59%	1.41%	1.20%	.94%

Supplemental Data:

Net Assets, end of year (in thousands)	$341,855	$398,558	$448,704	$319,740	$482,374

Portfolio turnover	10.02%	3.39%	2.30%	7.79%	3.46%

*	Total investment returns exclude insurance-related fees and expenses.
#	Based on average shares outstanding.

MERCURY INDEX 500 V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$15.34	$14.29

Investment income — net***	.24	.10

Realized and unrealized gain — net	.45	1.20

Total from investment operations	.69	1.30

Less dividends from investment income — net	(.23)	(.25)

Net asset value, end of period	$15.80	$15.34

Total Investment Return:**

Based on net asset value per share	4.50%	9.12	%‡

Ratios to Average Net Assets:

Expenses	.39%	.39	%*

Investment income — net	1.53%	2.60	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	10.02%	3.39%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

8	MERCURY INDEX 500 V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$15.34	$14.29

Investment income — net***	.24	.10

Realized and unrealized gain — net	.45	1.20

Total from investment operations	.69	1.30

Less dividends from investment income — net	(.23)	(.25)

Net asset value, end of period	$15.80	$15.34

Total Investment Return:**

Based on net asset value per share	4.50%	9.12	%‡

Ratios to Average Net Assets:

Expenses	.39%	.39	%*

Investment income — net	1.53%	2.60	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	10.02%	3.39%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

MERCURY INDEX 500 V.I. FUND	9

Details About the Fund [ICON]

Market-Weighted Index — an index in which the weighting of each security is based on its market capitalization.

Market Capitalization — the number of shares of a company’s stock, multiplied by the price per share of the stock. Market capitalization is a measure of a company’s size.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in the common stocks represented in the S&P 500 and in derivative instruments linked to the S&P 500. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. In general, the Fund will invest substantially all of its assets in such common stocks and instruments. The Fund will generally invest in all 500 stocks in the S&P 500 in roughly the same proportions as their weightings in the S&P 500. For example, if 5% of the S&P 500 is made up of the stock of a particular company, the Fund will normally invest approximately 5% of its assets in that company. This strategy is known as “full replication.” However, when Fund management believes it would be cost efficient, Fund management is authorized to deviate from full replication and to instead invest in a statistically selected sample of the five hundred stocks in the S&P 500 that has aggregate investment characteristics, such as average market capitalization and industry weightings, similar to the S&P 500 as a whole.

The S&P 500 is composed of five hundred common stocks. The stocks represented in the index are issued by large-capitalization U.S. companies in a wide range of businesses and collectively represent a substantial portion of all common stocks publicly traded in the United States. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. large capitalization stocks. The S&P 500 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index’s performance. Currently, the largest stocks in the S&P 500 have many times the effect of most other stocks in the index. The stocks in the S&P 500 are chosen by S&P, a division of the McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. S&P’s selection of a stock for the S&P 500 does not mean that S&P believes the stock to be an attractive investment.

The Fund will not attempt to buy or sell securities based on Fund management’s economic, financial or market analysis, but will instead employ a “passive” investment approach. This means that Fund management will attempt to remain invested at all times in a portfolio of assets the performance of which is expected to match approximately that of the S&P 500. The Fund will only buy or sell securities when Fund management believes it is necessary to do so in order to match the performance of the S&P 500. Accordingly, it is anticipated that the Fund’s portfolio turnover and trading costs will be lower than actively managed funds.

10	MERCURY INDEX 500 V.I. FUND

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund is managed by Jeffrey L. Russo and Debra L. Jelilian, members of the Investment Adviser’s Quantitative Index Management Team.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

Fund management may also purchase stocks not included in the S&P 500 when it believes that it would be a cost efficient way of approximating the S&P 500‘s performance to do so. If Fund management uses these techniques, the Fund may not track the S&P 500 as closely as it would if it were fully replicating the S&P 500.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts linked to the performance of the S&P 500. Derivatives allow the Fund to increase or decrease its exposure to the S&P 500 quickly and at less cost than buying or selling stocks. The Fund will invest in options, futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. The Fund will also invest in short-term money market instruments as cash reserves. The Fund will not invest in options, futures, other derivative instruments or short-term money market instruments in order to lessen the Fund’s exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in repurchase agreements, when issued and delayed delivery transactions and forward commitments, and illiquid and restricted securities.

MERCURY INDEX 500 V.I. FUND	11

[ICON] Details About the Fund

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

The Fund is managed by Jeffrey L. Russo, CFA and Debra L. Jelilian, who are members of the Investment Adviser’s Quantitative Index Team. Mr. Russo and Ms. Jelilian are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of the Fund’s Investments. Mr. Russo has been a Director of MLIM since 2004, and was a Vice President thereof from 1999 to 2004. He has been a member of the Fund’s management team since 2000. Mr. Russo has ten years’ experience as a portfolio manager and trader. Ms. Jelilian has been a Director of MLIM since 1999, and has been a member of the Fund’s management team since 2000. Ms. Jelilian has thirteen years’ experience in investing and in managing index investments.

For more information about the portfolio managers’ compensation, other accounts they manage and their ownership Fund shares, please see the Statement of Additional Information.

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please set the Statement of Additional Information.

12	MERCURY INDEX 500 V.I. FUND

Mercury International Value V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury International Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	11

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY INTERNATIONAL VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities — fixed-income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or another company.

Price-to-earnings Ratio — price of a stock divided by its earnings per share.

Yield — percentage rate of return paid on a stock in dividends and share repurchases.

MERCURY INTERNATIONAL VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is current income and long-term growth of income accompanied by growth of capital.

What are the Fund’s main investment strategies?

The Fund invests primarily in stocks of companies in developed countries located outside the United States. The Fund may purchase common stock, preferred stock and convertible securities. Normally, the Fund will invest at least 80% of its assets in stocks that pay dividends.

In investing the Fund’s assets, the Investment Adviser follows a value investing style. This means that the Investment Adviser buys stocks that it believes are currently undervalued by the market and thus have a lower price than what the Investment Adviser believes they are worth. Typical value characteristics include:

•	low price-to-earnings ratio relative to the market
•	high yield relative to the market
•	financial strength

Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, however, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular market in which the Fund invests is rising or falling or as the result of specific factors that affect particular investments. Also, Fund management may select securities that underperform the markets, other relevant indices, or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

MERCURY INTERNATIONAL VALUE V.I. FUND	3

[ICON] Key Facts

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

The Fund intends to invest primarily in stocks that pay dividends. However, income producing stocks that meet the Fund’s investment criteria may not be widely available and/or may be concentrated in only a few markets, which may limit the Fund’s ability to produce current income while remaining fully diversified.

The Fund’s value discipline sometimes prevents or limits investments in stocks that are in well-known indexes, like the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index. Also, the return of the Fund will not necessarily be similar to the return of the MSCI EAFE Index.

The Fund invests in foreign securities. Foreign investing involves special risks — including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are seeking long-term growth of capital and can withstand the share price volatility of equity investing
•	Are seeking to diversify a portfolio of equity securities to include foreign securities
•	Can tolerate the increased volatility and currency fluctuations associated with investments in foreign
•	securities
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek current income and long-term growth of income, accompanied by growth of capital

4	MERCURY INTERNATIONAL VALUE V.I. FUND

RISK/RETURN BAR CHART

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to Mercury International Value V.I. Fund of Mercury Variable Trust (“Mercury International Value”), substantially all of the assets of which were acquired by the Fund on November 24, 2003. The Fund and Mercury International Value have identical investment objectives and policies and use the same portfolio management personnel.

The bar chart and table shown below provide an indication of the risks of investing in the Fund, which are identical to the risks of investing in Mercury International Value. Prior to November 24, 2003 the bar chart and table are based upon the performance of Mercury International Value. The bar chart shows changes in the performance of each class of the Fund’s shares for each complete calendar year since Mercury International Value’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the MSCI EAFE Index, a broad measure of market performance. How Mercury International Value and the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 22.40% (quarter ended June 30, 2003) and the lowest return for a quarter was -22.28% (quarter ended September 30, 2002). The year to date return as of March 31, 2006 was 11.10%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Life of Fund†

Mercury International Value V.I. Fund — Class I	11.68%	8.44%	8.06%

Mercury International Value V.I. Fund — Class II**	11.75%	8.49%	8.04%

Mercury International Value V.I. Fund — Class III**	11.75%	8.41%	7.95%

MSCI EAFE Index*	13.54%	4.55%	4.68%††

†	Inception date is June 10, 1998.
*	The MSCI EAFE Index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of Class I shares of the Fund and of Mercury International Value. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY INTERNATIONAL VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.13%	0.13%	0.13%

Total Annual Fund Operating Expenses	0.88%	1.03%*	1.13%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 90	$281	$488	$1,084

Class II	$105	$328	$569	$1,259

Class III	$115	$359	$622	$1,375

6	MERCURY INTERNATIONAL VALUE V.I. FUND

FINANCIAL HIGHLIGHTS

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to Mercury International Value, substantially all of the assets and liabilities of which were acquired by the Fund on November 24, 2003. The Fund and Mercury International Value have identical investment objectives and policies and use the same portfolio management personnel.

The Financial Highlights table is intended to help you understand the financial performance of Mercury International Value, which has been assumed by the Fund, and the Fund for the periods shown. Certain information reflects the financial results for a single share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information for the year ended December 31, 2004 has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request. The information prior to the fiscal year ended December 31, 2003, has been audited by other auditors.

	International Value V.I. Fund (Class I)
	For the Year Ended December 31,
	2005		2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$13.67		$11.41	$8.26	$9.69	$11.68

Investment income — net†	.35		.20	.19	.13	.20

Realized and unrealized gain (loss) — net	1.24		2.37	3.29	(1.21)	(1.71)

Total from investment operations	1.59		2.57	3.48	(1.08)	(1.51)

Less dividends and distributions:
Investment income — net	(.40)		(.31)	(.33)	(.35)	(.24)
Realized gain — net	—		—	—	—	(.24)

Total dividends and distributions	(.40)		(.31)	(.33)	(.35)	(.48)

Net asset value, end of year	$14.86		$13.67	$11.41	$8.26	$9.69

Total Investment Return:*

Based on net asset value per share	11.68	%†††	22.54%	42.24%††	(11.54)%	(12.90)%

Ratios to Average Net Assets:

Expenses, net of waiver and, excluding
reorganization expenses	.70%		.86%	.87%	.91%	.99%

Expenses net of waiver	.70%		.86%	.89%	.91%	1.01%

Expenses	.88%		.86%	.89%	.91%	1.01%

Investment income — net	2.30%		1.69%	2.08%	1.38%	1.83%

Supplemental Data:

Net assets, end of year (in thousands)	$356,277		$373,950	$319,892	$240,002	$349,318

Portfolio turnover	78%		62%	54%	55%	62%

*	Total investment return excludes insurance-related fees and expenses.
†	Based on average shares outstanding.
††	In 2003, .12% of the Fund’s total return consisted of voluntary reimbursements by the Investment Adviser for the realized losses on foreign currency transactions.
†††	In 2005, the Investment Adviser fully reimbursed the Fund for a loss on a security transaction related to a revised capital share transaction, which had minimal impact on total investment return.

MERCURY INTERNATIONAL VALUE V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005		For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$13.68		$11.98

Investment income — net**	.33		.02

Realized and unrealized gain — net	1.27		1.99

Total from investment operations	1.60		2.01

Less dividends:
Investment income — net	(.40)		—
In excess of investment income — net	—		(.31)

Total dividends	(.40)		(.31)

Net asset value, end of period	$14.88		$13.68

Total Investment Return:*

Based on net asset value per share	11.75	%†††	16.79%	‡

Ratios to Average Net Assets:

Expenses, net of waiver	.70%		.86	%††

Expenses	.88%		.86	%††

Investment income — net	2.33%		.55	%††

Supplemental Data:

Net assets, end of period (in thousands)	$1		$1

Portfolio turnover	78%		62%

*	Total investment returns exclude insurance-related fees and expenses.
**	Based on average shares outstanding.
†	Commencement of operations. †† Annualized.
†††	In 2005, the Investment Adviser fully reimbursed the Fund for a loss on a security transaction related to a revised capital share transaction, which had minimal impact on total investment return.
‡	Aggregate total investment return.

8	MERCURY INTERNATIONAL VALUE V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005		For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$13.68		$11.98

Investment income — net**	.33		.02

Realized and unrealized gain — net	1.27		1.99

Total from investment operations	1.60		2.01

Less dividends:
Investment income — net	(.40)		—
In excess of investment income — net	—		(.31)

Total dividends	(.40)		(.31)

Net asset value, end of period	$14.88		$13.68

Total Investment Return:*

Based on net asset value per share	11.75	%†††	16.79	%‡

Ratios to Average Net Assets:

Expenses, net of waiver	.70%		.86	%††

Expenses	.88%		.86	%††

Investment income — net	2.33%		.55	%††

Supplemental Data:

Net assets, end of period (in thousands)	$1		$1

Portfolio turnover	78%		.62%

*	Total investment returns exclude insurance-related fees and expenses.
**	Based on average shares outstanding.
†	Commencement of operations. †† Annualized.
†††	In 2005, the Investment Adviser fully reimbursed the Fund for a loss on a security transaction related to a revised capital share transaction, which had a minimal impact on total investment return.
‡	Aggregate total investment return.

MERCURY INTERNATIONAL VALUE V.I. FUND	9

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

James A. Macmillan and Rob Weatherston are the portfolio managers of the Fund.

HOW THE FUND INVESTS

The Fund’s investment objective is current income and long-term growth of income accompanied by growth of capital.

Outlined below are the main strategies the Fund uses in seeking to achieve its objective.

The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its assets in stocks that pay dividends.

Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets. The Fund invests in at least ten foreign markets to seek to ensure diversification. The Fund may invest in companies of any size. The Fund normally invests at least 80% of its assets in stocks that pay dividends. In investing the Fund’s assets, Fund management follows a value investing style. This means that Fund management buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:

•	low price-to-earnings ratio relative to the cost of capital and other intrinsic characteristics
•	high yield relative to the market
•	financial strength

Stocks may be “undervalued” because they are part of an industry that is out of favor with investors generally. Even in those industries, however, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries.

The Fund may invest in the securities of non-U.S. issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities convertible into securities of non-U.S. issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund also may invest in stocks that do not pay dividends, but have growth potential unrecognized by the market or have made changes in business or management that indicate growth potential.

The Fund may invest a portion of its assets in securities of issuers located in emerging markets.

10	MERCURY INTERNATIONAL VALUE V.I. FUND

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks and to seek to enhance returns. Derivatives are financial instruments whose value is derived from another security, commodity (such as oil or gold), a currency or an index (such as the MSCI EAFE Index). The derivatives that the Fund may use include but are not limited to futures contracts and options, forwards and indexed securities.

For temporary, emergency purposes, including to meet redemptions, and when waiting to invest cash receipts, the Fund may invest in short-term, investment grade bonds, money market mutual funds and other money market instruments. The Fund temporarily can invest up to 100% of its net assets in short-term, investment grade bonds and other money market instruments in response to adverse market, economic or political conditions. The Fund may not achieve its objective using this type of investing.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The Fund may also invest in repurchase agreements, when issued and delayed delivery transactions and forward commitments, and illiquid and restricted securities.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

The Fund is managed by a team of investment professionals that includes James Macmillan and Rob Weatherston, who are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. James A. Macmillan is the Fund’s senior portfolio manager and has been a portfolio manager of the Fund and its predecessor Fund since 2001. He has been a Managing Director of the Investment Adviser since 2000 and was a Director of an affiliate of the Investment Adviser from 1993 to 2000. Mr.

MERCURY INTERNATIONAL VALUE V.I. FUND	11

[ICON] Details About the Fund

Weatherston has been a member of the Fund’s portfolio management team since 2001. Mr. Weatherston has been a Director of the Investment Adviser since 2005 and was a Vice President thereof from 1999 to 2005. Each portfolio manager has been a portfolio manager with the Investment Adviser and its affiliates for more than five years.

For more information about the portfolio managers’ compensation, other accounts they manage and their ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

12	MERCURY INTERNATIONAL VALUE V.I. FUND

Mercury Large Cap Core V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury Large Cap Core V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	12

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY LARGE CAP CORE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Total Investment Return — the combination of capital appreciation (from increases or decreases in the market value) and current income (from interest or dividends).

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Common Stock — securities representing shares of ownership of a corporation.

Large Cap Companies — companies that are included at the time of purchase in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the markets.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

MERCURY LARGE CAP CORE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek high total investment return.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock of large cap companies included at the time of purchase in the Russell 1000® Index. The Fund uses an investment approach that blends growth and value.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. A company’s stock is considered to be undervalued when its price is less than what the Investment Adviser believes it is worth.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the investment strategy of the Fund.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular market in which the Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. Also, Fund management may select securities that underperform the stock market, the relevant index or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERCURY LARGE CAP CORE V.I. FUND	3

[ICON] Key Facts

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek high total investment return
•	Are not looking for a significant amount of current income

4	MERCURY LARGE CAP CORE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Russell 1000® Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 23.87% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.29% (quarter ended September 30, 1998). The year-to-date return as of March 31, 2006 was 6.22%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: Large Cap Core V.I. Fund — Class I	13.20%	5.98%	10.32%

Mercury VS: Large Cap Core V.I. Fund — Class II**	13.13%	6.00%	10.25%

Mercury VS: Large Cap Core V.I. Fund — Class III**	13.43%	5.98%	10.18%

Russell 1000® Index*	6.27%	1.07%	9.29%

*	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3,000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY LARGE CAP CORE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.46%	0.46%	0.46%

Distribution (12b-1) Fees	None	0.15%	0.25%*

Other Expenses (including transfer agency fees)(a)	0.08%	0.08%	0.08%

Total Annual Fund Operating Expenses	0.54%	0.69%	0.79%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$55	$173	$302	$677

Class II	$70	$221	$384	$859

Class III	$81	$252	$439	$978

6	MERCURY LARGE CAP CORE V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Core V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$29.38	$25.36	$19.35	$23.52	$25.61

Investment income — net†	.19	.22	.08	.16	.20

Realized and unrealized gain (loss) — net	3.68	4.04	6.02	(4.15)	(2.09)

Total from investment operations	3.87	4.26	6.10	(3.99)	(1.89)

Less dividends and distributions:
Investment income — net	(.20)	(.24)	(.09)	(.18)	(.20)
Realized gain — net	(1.36)	—	—	—	—††

Total dividends and distributions	(1.56)	(.24)	(.09)	(.18)	(.20)

Net asset value, end of year	$31.69	$29.38	$25.36	$19.35	$23.52

Total Investment Return:*

Based on net asset value per share	13.20%	16.79%	31.52%	(16.98%)	(7.39%)

Ratios to Average Net Assets:

Expenses	.54%	.53%	.54%	.56%	.53%

Investment income — net	.62%	.84%	.39%	.74%	.86%

Supplemental Data:

Net Assets, end of year (in thousands)	$538,794	$543,352	$517,720	$434,926	$596,738

Portfolio turnover	75.39%	130.98%	124.56%	115.39%	170.43%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.

MERCURY LARGE CAP CORE V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$29.38	$26.07

Investment income — net***	.16	.12

Realized and unrealized gain — net	3.69	3.43

Total from investment operations	3.85	3.55

Less dividends and distributions:
Investment income — net	(.18)	(.24)
Realized gain — net	(1.36)	—

Total dividends and distributions	(1.54)	(.24)

Net asset value, end of period	$31.69	$29.38

Total Investment Return:**

Based on net asset value per share	13.13%	13.61%‡

Ratios to Average Net Assets:

Expenses	.69%	.53%*

Investment income — net	.53%	1.70%*

Supplemental Data:

Net assets, end of period (in thousands)	$2,025	$1

Portfolio turnover	75.39%	130.98%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

8	MERCURY LARGE CAP CORE V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$29.38	$26.07

Investment income — net***	.20	.12

Realized and unrealized gain — net	3.74	3.43

Total from investment operations	3.94	3.55

Less dividends and distributions:
Investment income — net	(.20)	(.24)
Realized gain — net	(1.36)	—

Total dividends and distributions	(1.56)	(.24)

Net asset value, end of period	$31.76	$29.38

Total Investment Return:**

Based on net asset value per share	13.43%	13.61%‡

Ratios to Average Net Assets:

Expenses	.54%	.53%*

Investment income — net	.67%	1.70%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	75.39%	130.98%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
‡	Aggregate total investment return.

MERCURY LARGE CAP CORE V.I. FUND	9

Details About the Fund [ICON]

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stocks, of large cap companies included at the time of purchase in the Russell 1000® Index. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Index that, in its opinion, are consistent with the investment objective of the Fund.

The Fund has a blended investment strategy that emphasizes a mix of both growth and value and will seek to outperform the Russell 1000® Index.

In selecting securities for the Fund’s portfolio, the Investment Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Investment Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund generally will not hold all the stocks in the Russell 1000® Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price to earnings and price-to-book ratios
•	Stability and quality of earnings
•	Earnings momemtum and growth
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

10	MERCURY LARGE CAP CORE V.I. FUND

ABOUT THE PORTFOLIO MANAGER

Robert C. Doll, Jr. is the Fund’s portfolio manager.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund also may invest in securities of foreign issuers that are represented by American Depositary Receipts or “ADRs.”

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. The may also at times invest in repurchase agreements, when issued and delayed delivery transactions and forward commitments, and illiquid and restricted securities.

MERCURY LARGE CAP CORE V.I. FUND	11

[ICON] Details About the Fund

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Robert C. Doll, Jr. is the Fund’s senior portfolio manager. Mr. Doll is responsible for the setting and implementation of the Fund’s investment strategy and the day-to-day management of its portfolio. He has been the Fund’s portfolio manager since 2001. Mr. Doll has been the President of the Investment Adviser since 2001. He was Co-Head (Americas Region) of the Investment Adviser from 1999 to 2000. Prior to joining the Investment Adviser, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999. He has been President and a member of the Board of the funds advised by the Investment Adviser and its affiliates since 2005.

For more information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares, please see the Statement of Additional Information.

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

12	MERCURY LARGE CAP CORE V.I. FUND

Mercury Large Cap Growth V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury Large Cap Growth V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	8

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	11
	Investment Risks	13

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY LARGE CAP GROWTH V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Large Cap Companies — companies that are included at the time of purchase in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the market.

Russell 1000® Growth Index — a subset of the Russell 1000® Index that consists of those Russell 1000® securities with a greater than average growth orientation.

MERCURY LARGE CAP GROWTH V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital growth.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

The Fund invests primarily in a diversified portfolio of equity securities of large cap companies located in the United States. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those that are, at the time of purchase, included in the Russell 1000® Growth Index. The Fund seeks to outperform the Russell 1000® Growth Index by investing primarily in equity securities that the Investment Adviser believes have good prospects for earnings growth.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. The Fund may purchase common stock, preferred stock, convertible securities and other instruments.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the Fund’s investment strategy.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular market in which the Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. Also, the Investment Adviser may select securities that underperform the stock markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

MERCURY LARGE CAP GROWTH V.I. FUND	3

[ICON] Key Facts

Common Stock — securities representing shares of ownership of a corporation.

Preferred Stock — class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.

Convertible Securities — fixed income securities, such as corporate bonds or preferred stock, that are exchangeable for shares of common stock of the issuer or of another company.

Contract — The Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

The Fund follows an investing style that favors growth investments. Historically, growth investments have performed best during the later stages of economic expansion. Therefore, the growth investing style may over time go in and out of favor. At times when the growth investing style used is out of favor, the Fund may underperform other equity funds that use different investing styles.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long term goals
•	Want a professionally managed and diversified portfolio of large cap equity securities as a part of their total investment portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long-term capital growth
•	Are not looking for a significant amount of current income

4	MERCURY LARGE CAP GROWTH V.I. FUND

RISK/RETURN BAR CHART

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc. (“ML Large Cap Growth”), substantially all of the assets of which were acquired by the Fund on November 24, 2003. The Fund and ML Large Cap Growth have identical investment objectives and policies and use the same portfolio management personnel.

The bar chart and table shown below provide an indication of the risks of investing in the Fund, which are identical to the risks of investing in ML Large Cap Growth. Prior to November 24, 2003, the bar chart and table are based upon the performance of ML Large Cap Growth. The bar chart shows changes in the performance of each of the Fund’s shares for each complete calendar year since ML Large Cap Growth’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Russell 1000® Growth Index, a broad measure of market performance. How ML Large Cap Growth and the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the periods shown in the bar chart, the highest return for a quarter was 13.97% (quarter ended June 30, 2003) and the lowest return for a quarter was -14.93% (quarter ended September 30, 2001). The year to date return as of March 31, 2006 was 5.91%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Life of Fund†

Mercury Large Cap Growth V.I. Fund — Class I	10.64%	2.11%	1.83%

Mercury Large Cap Growth V.I. Fund — Class II**	10.84%	2.13%	1.80%

Mercury Large Cap Growth V.I. Fund — Class III**	10.47%	1.89%	1.60%

Russell 1000® Growth Index*	5.26%	-3.58%	0.54%††

†	Inception date is April 30, 1999.
††	Since April 30, 1999.
*	The Russell 1000® Growth Index is a subset of the Russell 1000® Index. The Russell 1000® Growth Index consists of those Russell 1000 securities with a greater than average growth orientation. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004 and May 19, 2004, the commencement of operations of Class II and III shares respectively, are based upon performance of Class I shares of the Fund and of ML Large Cap Growth. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY LARGE CAP GROWTH V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.65%	0.65%	0.65%

Distribution (12b-1) Fees	None	0.15%*	0.25%

Other Expenses (including transfer agency fees)(a)	0.12%	0.12%	0.12%

Total Annual Fund Operating Expenses*	0.77%	0.92%*	1.02%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

6	MERCURY LARGE CAP GROWTH V.I. FUND

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 79	$246	$428	$ 954

Class II	$ 94	$293	$509	$1,131

Class III	$104	$325	$563	$1,248

MERCURY LARGE CAP GROWTH V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS

The Fund commenced operations on November 24, 2003. The Fund, however, is the successor to ML Large Cap Growth, substantially all of the assets and liabilities of which were acquired by the Fund on November 24, 2003. The Fund and ML Large Cap Growth have identical investment objectives and policies and use the same portfolio management personnel.

The Financial Highlights table is intended to help you understand the financial performance of ML Large Cap Growth, which has been assumed by the Fund, and the Fund for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte &Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Growth V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$9.96	$9.26	$6.91	$9.02	$9.95

Investment income (loss) — net‡	.02	.02	(.03)	(.04)	(.03)

Realized and unrealized gain (loss) — net	1.04	.70	2.38	(2.07)	(.90)

Total from investment operations	1.06	.72	2.35	(2.11)	(.93)

Less dividends from investment income — net	(.02)	(.02)	—	—	—†

Net asset value, end of year	$11.00	$9.96	$9.26	$6.91	$9.02

Total Investment Return:*

Based on net asset value per share	10.64%	7.80%	34.01%	(23.39)%	(9.32)%

Ratios to Average Net Assets:

Expenses, net of waiver and/or reimbursement
and excluding reorganization expenses	.60%	.79%	1.02%	1.18%	1.15%

Expenses, net of waiver and/or reimbursement	.60%	.79%	1.03%	1.18%	1.15%

Expenses	.77%	.79%	1.03%	1.18%	1.15%

Investment income (loss) — net	.20%	.23%	(.39)%	(.55)%	(.29)%

Supplemental Data:

Net Assets, end of year (in thousands)	$205,406	$181,406	$86,697	$45,100	$47,868

Portfolio turnover	105.49%	155.48%	140.87%	133.57%	172.49%

*	Total investment returns exclude insurance-related fees and expenses.
†	Amount is less than ($.01) per share.
‡	Based on average shares outstanding.

8	MERCURY LARGE CAP GROWTH V.I. FUND

FINANCIAL HIGHLIGHTS (continued)
	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$9.96	$8.84

Investment income — net***	.03	.03

Realized and unrealized gain — net	1.05	1.11

Total from investment operations	1.08	1.14

Less dividends from investment income — net	(.02)	(.02)

Net asset value, end of period	$11.02	$9.96

Total Investment Return:**

Based on net asset value per share	10.84%	12.92	%††

Ratios to Average Net Assets:

Expenses, net of waiver	.60%	.79	%*

Expenses	.77%	.79	%*

Investment income — net	.29%	1.04	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	105.49%	155.48%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Aggregate total investment return.

MERCURY LARGE CAP GROWTH V.I. FUND	9

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (concluded)
	Class III
	For the Year Ended December 31, 2005	For the Period May 19, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$9.95	$8.92

Investment income — net***	—#	.02

Realized and unrealized gain — net	1.04	1.02

Total from investment operations	1.04	1.04

Less dividends from investment income — net	—#	(.01)

Net asset value, end of period	$10.99	$9.95

Total Investment Return:**

Based on net asset value per share	10.47%	11.68	%††

Ratios to Average Net Assets:

Expenses, net of waiver	.84%	1.05	%*

Expenses	1.02%	1.05	%*

Investment income (loss) — net	(.01%)	.28	%*

Supplemental Data:

Net assets, end of period (in thousands)	$1,387	$431

Portfolio turnover	105.49%	155.48%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Aggregate total investment return.
#	Amount is less than $(.01) per share.

10	MERCURY LARGE CAP GROWTH V.I. FUND

Details About the Fund [ICON]

HOW THE FUND INVESTS

The Fund’s investment objective is long term capital growth.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of equity securities of large cap companies located in the United States.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large cap companies the Investment Adviser selects from among those included, at the time of purchase, in the Russell 1000® Growth Index. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Growth Index that, in its opinion, are consistent with the investment objective of the Fund. The Fund seeks to outperform the Russell 1000® Growth Index, by investing primarily in equity securities that the Investment Adviser believes have above average earnings prospects.

In selecting securities for the Fund’s portfolio from the Fund’s benchmark universe, the Investment Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Investment Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

MERCURY LARGE CAP GROWTH V.I. FUND	11

[ICON] Details About the Fund

ABOUT THE PORTFOLIO MANAGEMENT TEAM

The Fund’s portfolio is managed by a team of investment professionals. Robert C. Doll, Jr. is primarily responsible for the day-to-day management of the Fund.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

Because the Fund generally will not hold all the stocks in the Russell 1000®Growth Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price to earnings and price-to-book ratios
•	Stability and quality of earnings
•	Earnings momentum and growth
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

The Fund has no stated minimum holding period for investments, and will buy or sell securities whenever Fund management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund also may invest in securities of foreign issuers that are represented by American Depositary Receipts or “ADRs.”

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. They may also at times invest in repurchase agreements, when issued and delayed delivery transactions and forward commitments, and illiquid and restricted securities.

12	MERCURY LARGE CAP GROWTH V.I. FUND

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Robert C. Doll, Jr. is the Fund’s senior portfolio manager. Mr. Doll, the team leader, is responsible for the setting and implementation of the Fund’s investment strategy and the day-to-day management of its portfolio. He has been the portfolio manager of the Fund and its predecessor fund since inception. Mr. Doll has been the President of the Investment Adviser since 2001. He was Co-Head (Americas Region) of the Investment Adviser from 1999 to 2000. Prior to joining the Investment Adviser, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999. He has been President and a member of the Board of the funds advised by the Investment Adviser and its affiliates since 2005.

For more information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the “Other Important Information” section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERCURY LARGE CAP GROWTH V.I. FUND	13

Mercury Large Cap Value V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury Large Cap Value V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	12

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY LARGE CAP VALUE V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Common Stock — securities representing shares of ownership of a corporation.

Large Cap Companies — companies that are included at the time of purchase in the Russell 1000® Index. This definition of large cap companies may be changed in response to changes in the market.

Russell 1000® Index — an index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

MERCURY LARGE CAP VALUE V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term capital growth.

What are the Fund’s main investment strategies?

The Fund tries to choose investments that will increase in value. Current income from dividends and interest will not be an important consideration in selecting portfolio securities.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock, of large cap companies included at the time of purchase in the Russell 1000® Value Index. The Fund seeks to outperform the Russell 1000® Value Index by investing primarily in equity securities that the Investment Adviser believes are undervalued.

A company whose earnings per share grow faster than inflation and the economy in general usually has a higher stock price over time than a company with slower earnings growth. The Fund’s evaluation of the prospects for a company’s industry or market sector is an important factor in evaluating a particular company’s earnings prospects. A company’s stock is considered to be undervalued when its price is less than what the Investment Adviser believes it is worth.

The Investment Adviser uses quantitative models that employ various factors to look for companies that, in its opinion, are consistent with the Fund’s investment strategy.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular market in which the Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. Also, the Investment Adviser may select securities that underperform the stock markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies.

MERCURY LARGE CAP VALUE V.I. FUND	3

[ICON] Key Facts

Russell 1000® Value Index — a subset of the Russell 1000® Index that consists of those Russell 1000® securities with lower price to book ratios and lower forecasted growth values.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

The Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long term goals
•	Want a professionally managed and diversified portfolio
•	Are willing to accept the risk that the value of their investment may decline in order to seek long-term capital growth
•	Are not looking for a significant amount of current income

4	MERCURY LARGE CAP VALUE V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each complete calendar year since the Fund’s inception. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of the Russell 1000® Value Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 16.34% (quarter ended June 30, 2003) and the lowest return for a quarter was -16.43% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2006 was 5.87%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Life of Fund†

Mercury VS: Large Cap Value V.I. Fund — Class I	17.39%	12.03%

Mercury VS: Large Cap Value V.I. Fund — Class II**	17.39%	12.13%

Mercury VS: Large Cap Value V.I. Fund — Class III**	17.39%	12.05%

Russell 1000® Value Index	7.05%	6.43%

†	Inception date is April 23, 2001.
*	The Russell 1000® Value Index is an unmanaged broad-based Index and a subset of the Russell 1000® Index consisting of those Russell 1000® securities with lower price/book ratios and lower forecasted growth values. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY LARGE CAP VALUE V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.10%	0.10%	0.10%

Total Annual Fund Operating Expenses	0.85%	1.00%*	1.10%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ended December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 87	$271	$471	$1,049

Class II	$102	$318	$552	$1,225

Class III	$112	$350	$606	$1,340

6	MERCURY LARGE CAP VALUE V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Large Cap Value V.I. Fund (Class I)
	For the Year Ended December 31,				For the Period April 23, 2001† to December 31, 2001
	2005	2004	2003	2002

Per Share Operating Performance:

Net asset value, beginning of period	$13.36	$11.90	$ 8.92	$10.26	$10.00

Investment income — net	.09 #	.12 #	.06 #	.08 #	.02

Realized and unrealized gain (loss) — net	2.19	2.31	2.97	(1.37)	.28

Total from investment operations	2.28	2.43	3.03	(1.29)	.30

Less dividends and distributions:
Investment income — net	(.08)	(.11)	(.05)	(.05)	(.04)
Realized gain — net	(1.25)	(.86)	—	—	—

Total dividends and distributions	(1.33)	(.97)	(.05)	(.05)	(.04)

Net asset value, end of period	$14.31	$13.36	$11.90	$ 8.92	$10.26

Total Investment Return:**

Based on net asset value per share	17.39%	20.38%	33.98%	(12.62%)	2.99	%††

Ratios to Average Net Assets:

Expenses, net of waiver	.85%	.85%	.85%	.95%	1.25	%*

Expenses	.85%	.85%	.85%	.95%	1.65	%*

Investment income — net	.64%	.91%	.56%	.81%	.64	%*

Supplemental Data:

Net assets, end of period (in thousands)	$214,033	$148,484	$106,439	$68,775	$16,103

Portfolio turnover	74.16%	116.06%	127.48%	101.99%	64.52%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Aggregate total investment return.
#	Based on average shares outstanding.

MERCURY LARGE CAP VALUE V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)

	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$13.36	$12.70

Investment income — net***	.09	.04

Realized and unrealized gain — net	2.19	1.59

Total from investment operations	2.28	1.63

Less dividends and distributions:
Investment income — net	(.08)	(.11)
Realized gain — net	(1.25)	(.86)

Total dividends and distributions	(1.33)	(.97)

Net asset value, end of period	$14.31	$13.36

Total Investment Return:**

Based on net asset value per share	17.39%	12.80%††

Ratios to Average Net Assets:

Expenses	.85%	.85%*

Investment income — net	.67%	1.31%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	74.16%	116.06%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Aggregate total investment return.

8	MERCURY LARGE CAP VALUE V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$13.36	$12.70

Investment income — net***	.09	.04

Realized and unrealized gain — net	2.19	1.59

Total from investment operations	2.28	1.63

Less dividends and distributions:
Investment income — net	(.08)	(.11)
Realized gain — net	(1.25)	(.86)

Total dividends and distributions	(1.33)	(.97)

Net asset value, end of period	$14.31	$13.36

Total Investment Return:**

Based on net asset value per share	17.39%	12.80%††

Ratios to Average Net Assets:

Expenses	.85%	.85%*

Investment income — net	.67%	1.31%*

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	74.16%	116.06%

*	Annualized.
**	Total investment returns exclude insurance-related fees and expenses.
***	Based on average shares outstanding.
†	Commencement of operations.
††	Aggregate total investment return.

MERCURY LARGE CAP VALUE V.I. FUND	9

Details About the Fund [ICON]

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock, of large cap companies included at the time of purchase in the Russell 1000® Value Index. This is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Investment Adviser uses a multi-factor quantitative model to look for companies within the Russell 1000® Value Index that, in its opinion, are consistent with the investment objective of the Fund.

The Fund seeks to outperform the Russell 1000® Value Index by investing primarily in equity securities that the Investment Adviser believes are selling at below normal valuations.

In selecting securities for the Fund’s portfolio from the Fund’s benchmark universe, the Investment Adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. The Investment Adviser looks for strong relative earnings growth, earnings quality and good relative valuation. A company’s stock price relative to its earnings and book value is also examined — if the Investment Adviser believes that a company is overvalued, it will not be considered as an investment for the Fund. After the initial screening is done, the Investment Adviser relies on fundamental analysis, using both internal and external research, to optimize its quantitative model to choose companies the Investment Adviser believes have strong, sustainable earnings growth with current momentum at attractive price valuations.

Because the Fund generally will not hold all the stocks in the Russell 1000® Value Index, and because the Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Fund is not an “index” fund. In seeking to outperform the benchmark, however, the Investment Adviser reviews potential investments using certain criteria that are based on the securities in the index. These criteria currently include the following:

•	Relative price to earnings and price-to-book ratios

•	Stability and quality of earnings
•	Earnings momentum and growth

10	MERCURY LARGE CAP VALUE V.I. FUND

ABOUT THE PORTFOLIO MANAGER

The Fund’s portfolio is managed by a team of investment professionals. Robert C. Doll, Jr. is primarily responsible for the day-to-day management of the Fund.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.
•	Weighted median market capitalization of the Fund’s portfolio
•	Allocation among the economic sectors of the Fund’s portfolio as compared to the index
•	Weighted individual stocks within the index

The Fund has no stated minimum holding period for investments, and will buy and sell securities whenever Fund management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund also may invest in securities of foreign issuers that are represented by American Depositary Receipts or “ADRs.”

The Fund may invest in investment grade convertible securities, preferred stocks and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government). There are no restrictions on the maturity of the debt securities in which the Fund may invest.

As a temporary measure for defensive purposes, the Fund may invest without limit in cash, cash equivalents or short term U.S. Government securities. These investments may include high quality, short term money market instruments such as U.S. Treasury and agency obligations, commercial paper (short term, unsecured, negotiable promissory notes of a domestic or foreign company), short term debt obligations of corporate issuers and certificates of deposit and bankers’ acceptances. These investments may affect the Fund’s ability to meet its investment objective.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. They may also at times invest in repurchase agreements, when issued and delayed delivery transactions and forward commitments, and illiquid and restricted securities.

MERCURY LARGE CAP VALUE V.I. FUND	11

[ICON] Details About the Fund

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Robert C. Doll, Jr. is the Fund’s senior portfolio manager. Mr. Doll is responsible for the setting and implementation of the Fund’s investment strategy and the day-to-day management of its portfolio. He has been the Fund’s portfolio manager since inception. Mr. Doll has been the President of the Investment Adviser since 2001. He was Co-Head (Americas Region) of the Investment Adviser from 1999 to 2000. Prior to joining the Investment Adviser, he was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and an Executive Vice President thereof from 1991 to 1999. He has been President and a member of the Board of the funds advised by the Investment Adviser and its affiliates since 2005.

For more information about the portfolio manager’s compensation, other accounts he manages and his ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the “Other Important Information” section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

12	MERCURY LARGE CAP VALUE V.I. FUND

Mercury Utilities and Telecommunications V.I. Fund

		PAGE

[ICON]	KEY FACTS

	Mercury Utilities and Telecommunications V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	13

	OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Equity Securities — common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock.

Fixed-Income Securities — securities, including debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

Utilities Companies — companies that are primarily engaged in the ownership or operation of facilities used to generate, transmit, or distribute electricity, telecommunications, gas or water.

Common Stock — securities representing shares of ownership of a corporation.

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek both capital appreciation and current income through investment of at least 80% of its assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of Fund management, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

What are the Fund’s main investment strategies?

The Fund tries to choose some investments that will increase in value and others that pay dividends or interest.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities and fixed-income securities issued by utilities companies. The Fund may invest in common stock, preferred stock and bonds. The Fund intends to invest primarily in equity securities, but Fund management changes its allocation among these types of investments as it sees appropriate to seek to meet the Fund’s objective. The fixed income securities in which the Fund invests generally are limited to those rated investment grade. The Fund may invest in both U.S. and foreign securities. The Fund can buy securities that are denominated in foreign currencies. The foreign securities in which the Fund invests may be issued by companies located in both developed and emerging markets.

In selecting securities for the Fund’s portfolio, Fund management emphasizes securities of utilities companies that have strong financial characteristics. Fund management selects the securities in which it will invest by a combination approach of top-down and bottom-up investment analysis.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular stock market in which the Fund invests is rising or falling. The value of the Fund’s fixed income investments may change in response to overall interest rate changes. Generally, when interest rates go up, the value of utility company securities, and the value of fixed income securities overall, goes down. In addition, specific factors may affect the value of a particular equity or fixed-income investment. Also, Fund management may select securities that underperform the market, the relevant indices or securities selected by other funds with similar investment objectives and investment

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND	3

[ICON] Key Facts

Preferred Stock — a type of equity security that typically pays dividends at a fixed rate and gives holders priority over common stock holders with respect to dividend payments and liquidation rights.

Bonds — a fixed income security issued by either a corporation or by a government agency or instrumentality.

Investment Grade — securities rated in the four highest rating categories by recognized rating agencies, including Moody’s Investor Services, Inc., Standard & Poor’s and Fitch Rating.

Currency Risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Liquidity — the ease with which a security can be traded. Securities that are less liquid have fewer potential buyers and, as a consequence, greater volatility.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

strategies. If the value of the Fund’s investments goes down, you may lose money.

As a sector fund that invest primarily in utilities companies, the Fund is subject to the risks associated with investments in companies, securities and factors that affect the utilities industry, in addition to the general risks of the stock and bond markets. The prices of securities issued by utilities companies historically have changed more in response to interest rate movements than other stocks. Generally, when interest rates go up, the value of securities issued by utilities companies goes down. Conversely, when interest rates go down, the value of certain securities issued by utilities companies may go up. There is no guarantee that this relationship will continue in the future.

The Fund’s investments in fixed income securities may also be subject to credit risk, that is, the risk that an issuer will be unable to pay interest or principal when due.

The Fund may invest most of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic and other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are looking for capital appreciation for long-term goals, but also seek some current income
•	Want a professionally managed and diversified portfolio of utilities companies
•	Want to diversify your portfolio to include utilities companies
•	Are willing to accept the risks of foreign investing in order to seek both capital appreciation and current income
•	Are willing to accept the risk that the value of their investment may decline in order to seek both capital appreciation and current income

4	MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of the Fund’s shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of the Fund’s Class I shares for the periods shown with those of Standard & Poor’s (S&P) 500 Index and the S&P Utilities Index, each a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 16.04% (quarter ended June 30, 2003) and the lowest return for a quarter was -17.28% (quarter ended September 30, 2002). The year-to-date return as of March 31, 2006 was 3.48%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years		Ten Years

Mercury VS: Utilities and Telecommunications V.I. Fund — Class I	14.14%	3.79%		8.82%

Mercury VS: Utilities and Telecommunications V.I. Fund — Class II***	14.14%	3.73%		8.71%

Mercury VS: Utilities and Telecommunications V.I. Fund — Class III***	14.14%	3.65%		8.61%

S&P 500 Index*	4.91%	0.54%		9.07%

S&P Utilities Index**	16.84%	-2.2	4%	6.79%

*	The S&P 500® is a widely recognized unmanaged index of common stock prices. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
**	This unmanaged capitalization Index is comprised of all stocks designed to measure the performance of all the electric utility sectors of the S&P 500 Index. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
***	The returns for Class II and III shares prior to September 30, 2004, the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II shares and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	None	0.15%*	0.25%*

Other Expenses (including transfer agency fees)(a)	0.23%	0.23%	0.23%

Total Annual Fund Operating Expenses	0.83%	0.98%*	1.08%*

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.
*	During the fiscal year ending December 31, 2005, no distribution fees were accrued for Class II and Class III shares. The Total Annual Fund Operating Expenses have been restated to reflect the entire distribution fee.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 85	$265	$460	$1,025

Class II	$100	$312	$542	$1,201

Class III	$110	$343	$595	$1,317

6	MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Utilities and Telecommunications V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$9.03	$7.37	$6.32	$8.25	$10.31

Investment income — net†	.24	.20	.20	.25	.31

Realized and unrealized gain (loss) — net	1.03	1.67	1.05	(1.76)	(1.71)

Total from investment operations	1.27	1.87	1.25	(1.51)	(1.40)

Less dividends and distributions from:
Investment income — net	(.24)	(.21)	(.20)	(.26)	(.33)
Realized gain — net	—	—	—	(.16)	(.33)

Total dividends and distributions	(.24)	(.21)	(.20)	(.42)	(.66)

Net asset value, end of year	$10.06	$9.03	$7.37	$6.32	$8.25

Total Investment Return:*

Based on net asset value per share	14.14%	25.72%	20.19%	(18.77%)	(14.02%)

Ratios to Average Net Assets:

Expenses	.83%	.79%	.73%	.75%	.71%

Investment income — net	2.48%	2.60%	3.02%	3.50%	3.27%

Supplemental Data:

Net assets, end of year (in thousands)	$51,441	$50,665	$47,790	$46,039	$73,183

Portfolio turnover	28.77%	12.06%	20.19%	30.32%	34.59%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)

	Class II
	For the Year Ended December 31, 2005	For the Period September 30, 2004† to December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$9.03	$8.04

Investment income — net**	.24	.05

Realized and unrealized gain — net	1.03	1.05

Total from investment operations	1.27	1.10

Less dividends from investment income — net	(.24)	(.11)

Net asset value, end of period	$10.06	$9.03

Total Investment Return:*

Based on net asset value per share	14.14%	13.69	%††

Ratios to Average Net Assets:

Expenses	.83%	.79	%***

Investment income — net	2.44%	2.30	%***

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	28.77%	12.06%

*	Total investment returns exclude insurance-related fees and expenses.
**	Based on average shares outstanding.
***	Annualized.
†	Commencement of operations.
††	Aggregate total investment return.

8	MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)

	Class III
	For the Year Ended December 31, 2005	For the Period September 30, 2004† December 31, 2004

Per Share Operating Performance:

Net asset value, beginning of period	$ 9.03	$8.04

Investment income — net**	.24	.05

Realized and unrealized gain — net	1.03	1.05

Total from investment operations	1.27	1.10

Less dividends from investment income — net	(.24)	(.11)

Net asset value, end of period	$10.06	$9.03

Total Investment Return:*

Based on net asset value per share	14.14%	13.69	%††

Ratios to Average Net Assets:

Expenses	.83%	.79	%***

Investment income — net	2.44%	2.30	%***

Supplemental Data:

Net assets, end of period (in thousands)	$1	$1

Portfolio turnover	28.77%	12.06%

*	Total investment returns exclude insurance-related fees and expenses.
**	Based on average shares outstanding.
***	Annualized.
†	Commencement of operations.
††	Aggregate total investment return.

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND	9

Details About the Fund [ICON]

Dividend Yields — a common stock’s annualized dividend stream divided by the stock’s current price, which represents the stock’s current expected rate of current income.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity and debt securities issued by domestic and foreign utilities companies, which include telecommunications companies. This policy is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders. The Fund may invest in common stock, preferred stock and bonds. The bonds in which the Fund may invest generally are limited to those rated investment grade.

The Fund intends to invest primarily in equity securities, but Fund management may change its allocation among these types of investments as it deems appropriate to seek to meet the Fund’s objective.

The Fund may invest in securities of utilities companies throughout the world. There are no limits on the geographic allocation of the Fund’s investments. Fund management, however, anticipates that the Fund’s investments will focus primarily on securities issued by utilities companies in the United States, and that the Fund’s investments in securities issued by non-U.S. companies will primarily focus on companies in Canada and Western Europe and other developed markets. The Fund may also invest in companies in emerging markets, but Fund management anticipates that a substantially greater percentage of the Fund’s investments will be in developed countries.

In selecting securities for the Fund’s portfolio, Fund management emphasizes securities of utility companies that have strong financial characteristics. Fund management selects the securities in which it will invest by a combination approach of top-down and bottom-up investment analysis. First, Fund management makes a target geographic allocation through top-down research and analysis of such factors as data and forecasts about general regional economic strength, political and economic stability, and valuation of currency. Next, Fund management assesses the financial strength of a utility company by considering such factors as financial resources, quality of management, regulatory environment and overall business prospects for the company.

To meet its objective of current income, the Fund may invest in U.S. utilities companies that pay higher than average dividends, but have a lower potential for capital appreciation. The average dividend yields of common stocks issued by U.S. utility companies historically have significantly exceeded those of industrial companies’ common stocks. To meet its objective of capital

10	MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

ABOUT THE PORTFOLIO MANAGER

Kathleen M. Anderson is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

appreciation, the Fund may also invest in U.S. and foreign utilities companies that tend to pay a lower dividend and may have a greater potential for growth than more mature utilities companies.

The Fund may also look for utilities companies that may prosper in a deregulated environment. Historically, utilities companies have been highly regulated. However, utilities companies continue to be deregulated, particularly electric utility and telecommunications companies, which permits greater competition among them. Deregulation may allow utilities companies to increase earnings at a faster rate than was allowed in a regulated environment. Deregulation, presents both risks and opportunities for investors in utilities company securities. For example, in recent years, changes in regulation in the United States increasingly have allowed utility companies to provide services and products outside their traditional geographic areas and lines of business, creating new areas of competition within the industries. In some instances, utility and telecommunications companies are operating on an unregulated basis. Because of trends toward deregulation and the evolution of independent power producers as well as new entrants to the field of telecommunications, non-regulated providers of utility services have become a significant part of their respective industries. The emergence of competition and deregulation may result in certain utility companies being able to earn more than their traditional regulated rates of return, while others may be forced to defend their core businesses from increased competition and may therefore be less profitable.

The Fund may also invest in fixed-income securities, including debt securities issued by the U.S. and foreign utility companies. The Fund will generally invest in debt securities that are rated investment grade, or unrated securities that, in the opinion of Fund management, are of comparable quality. The Fund may invest in fixed-income securities of any maturity. Changes in the value of fixed-income securities may occur in response to interest rate movements — generally, when interest rates go up, the value of most fixed-income securities goes down. In most cases, when interest rates go up, the value of fixed-income securities with longer-term maturities goes down more than the value of fixed-income securities with shorter maturities.

The Fund may invest in securities denominated in currencies other than the U.S. dollar. The Fund’s return on investments denominated in foreign currencies will be affected by changes in currency exchange rates.

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND	11

[ICON] Details About the Fund

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

Fund may invest up to 5% of its net assets in lower rated debt securities, also known as “junk bonds.” The Fund may also invest in American Depositary Receipts, convertible securities, when-issued and delayed delivery transactions and forward commitments, standby commitments, repurchase agreements and illiquid and restricted securities.

The Fund may engage in currency transactions to seek to hedge against the risk of loss from changes in currency exchange rates, but Fund management cannot guarantee that it will be able to enter into such transactions or that such transactions will be effective.

The Fund may use derivatives, such as options and futures, to hedge against potential movements in interest rates, currencies and market movements. The Fund may invest up to 20% of its assets in securities of companies that are not utilities companies. Any investments outside the utility industry will be selected to meet the Fund’s investment objective of capital appreciation and current income.

The Fund will normally invest a portion of its assets in short-term fixed-income securities, such as commercial paper. Except during temporary defensive periods, the Fund’s investment in short-term securities will not normally exceed 20% of its total assets. During temporary defensive periods, the Fund may invest without limitation in short-term fixed-income securities. The Fund may also increase its investments in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to equities when management believes it is advisable to do so or to meet redemptions. Investments in short-term fixed-income securities can be sold easily and have limited risk of loss but earn only limited returns. These investments may prevent the Fund from achieving its investment objectives.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds.

12	MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

Kathleen M. Anderson is a Vice President and the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. She has been the Fund’s portfolio manager since 2001. Ms. Anderson has been a Director of the Investment Adviser since 2000 and was a Vice President from 1994 to 2000. Ms. Anderson has been a portfolio manager with the Investment Adviser since 1998 and was a research analyst with the Investment Adviser from 1993 to 1998.

For more information about the portfolio manager’s compensation, other accounts she manages and her ownership of Fund shares, please see the Statement of Additional Information.

Additional information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERCURY UTILITIES AND TELECOMMUNICATIONS V.I. FUND	13

Mercury Value Opportunities V.I. Fund

		PAGE
[ICON]	KEY FACTS

	Mercury Value Opportunities V.I. Fund at a Glance	3
	Risk/Return Bar Chart	5
	Fees and Expenses	6
	Financial Highlights	7

[ICON]	DETAILS ABOUT THE FUND

	How the Fund Invests	10
	Investment Risks	12

OTHER IMPORTANT INFORMATION

[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-15
	How to Buy and Sell Shares	I-20

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-26

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

MERCURY VALUE OPPORTUNITIES V.I. FUND

Key Facts [ICON]

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this prospectus in the sidebar.

Common Stock — securities representing shares of ownership of a corporation.

Small Cap Companies — Small Cap market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell 2000® or the S&P SmallCap 600® at the time of the Fund’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered small market capitalization companies for purposes of the 80% policy. As of March 31, 2006, the Russell 2000® included companies with capitalizations up to $5.37 billion and the S&P SmallCap 600® included companies with capitalizations up to $4.58 billion. The market capitalizations of companies in each index change with market conditions and the composition of the index.

MERCURY VALUE OPPORTUNITIES V.I. FUND AT A GLANCE

What is the Fund’s investment objective?

The investment objective of the Fund is to seek long-term growth of capital.

What are the Fund’s main investment strategies?

The Fund invests primarily in common stock of small cap companies and emerging growth companies that Fund management believes have special investment value. The Fund tries to choose investments that will increase in value. This means Fund management will look for companies that have long-term potential to grow in size or to become more profitable, or that the stock market may value more highly in the future. Fund management seeks to invest in small companies that are trading at the low end of their historical price-book value or enterprise value-sales ratios, and that have particular qualities that affect the outlook for that company, including an attractive market niche. Fund management also seeks to invest in emerging growth companies that occupy dominant positions in developing industries, have strong management and demonstrate successful product development and marketing capabilities.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

As with any fund, the value of the Fund’s investments — and therefore the value of Fund shares — may fluctuate. These changes may occur because a particular market in which the Fund invests is rising or falling. In addition, there are specific factors that may affect the value of a particular investment. Also, Fund management may select securities that underperform the stock market, relevant indices or securities selected by other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money.

The Fund follows an investing style that favors value investments. Historically, value investments have performed best during periods of economic recovery. Therefore, the value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other equity funds that use different investing styles.

The Fund invests primarily in small and emerging growth companies. Small and emerging growth companies may have limited product lines or markets, may depend on a smaller number of key personnel and may be less financially secure than larger, more established companies. If a product fails, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or emerging growth company may lose

MERCURY VALUE OPPORTUNITIES V.I. FUND	3

[ICON] Key Facts

Emerging Growth Companies — companies of any market capitalization without a long or consistent history of earnings but that Fund management believes have the potential for earnings growth over an extended period of time.

Enterprise value-sales ratio — the ratio of a company’s market value (calculated with reference to the aggregate market value to its outstanding shares plus the amount of debt outstanding minus cash) to its total sales. Generally, a low enterprise value-sales ratio is one indication that the company may be undervalued.

Contract — the Fund offers its shares only to participating insurance companies. These insurance companies write variable annuity and/or variable life insurance contracts that allow the contract owner to choose the Fund as an investment option. The contract owner does not become a Fund shareholder.

substantial value. Small and emerging growth companies’ securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of more established companies. Investing in small or emerging growth companies requires a long-term view.

The Fund can invest a significant portion of its assets in foreign securities. Foreign investing involves special risks, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities.

Who should invest?

Investors should consider their own investment goals, time horizon and risk tolerance before investing in the Fund. An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. The Fund may be an appropriate investment to fund a portion of a variable annuity or insurance contract for contract owners who:

•	Are investing with long-term goals
•	Want a professionally managed and diversified portfolio
•	Are looking to diversify their holdings by adding exposure to small and emerging growth companies and are willing to accept the risks of investing in such companies
•	Are willing to accept the risk of short-term fluctuations in exchange for the potential of higher long-term returns
•	Are not looking for current income

4	MERCURY VALUE OPPORTUNITIES V.I. FUND

RISK/RETURN BAR CHART

The bar chart and table shown below provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance for each class of Fund’s shares for each of the past ten calendar years. The bar chart and table do not reflect separate account fees and expenses, which, if reflected, would lower the returns shown below. The table compares the average annual total returns of each class of the Fund’s shares for the periods shown with the Russell 2000® Index, a broad measure of market performance. How the Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

During the ten-year period shown in the bar chart, the highest return for a quarter was 29.46% (quarter ended December 31, 2001) and the lowest return for a quarter was -26.69% (quarter ended September 30, 1998). The year-to-date return as of March 31, 2006 was 10.39%.

Average Annual Total Returns (for the periods ended December 31, 2005)	One Year	Five Years	Ten Years

Mercury VS: Value Opportunities V.I. Fund
— Class I*	10.38%	12.43%	12.06%

Mercury VS: Value Opportunities V.I. Fund
— Class II*†	10.24%	12.25%	11.71%

Mercury VS: Value Opportunities V.I. Fund
— Class III†	10.11%	11.95%	11.68%

Russell 2000® Index*	4.55%	8.22%	9.26%

*	Prior to September 2, 2003, Class I shares were designated Class A and Class II shares were designated Class B.
**	This unmanaged index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. Performance of the index does not reflect the deduction of fees, expenses or taxes. Past performance is not predictive of future performance.
†	The returns for Class II and III shares prior to October 23, 1997 and November 18, 2003, the commencement of operations of Class II and III shares respectively, are based upon performance of the Fund’s Class I shares. The returns for Class II and Class III shares, however, are adjusted to reflect the distribution (12b-1) fees and other fees applicable to Class II and Class III shares.

MERCURY VALUE OPPORTUNITIES V.I. FUND	5

[ICON] Key Facts

UNDERSTANDING EXPENSES

Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, advertising and promotion.

FEES AND EXPENSES

The Fund offers three classes of shares to the Participating Insurance Companies to support your Contract. Although your money will be invested the same way no matter which class of shares funds your Contract, there are differences among the fees and expenses associated with each class. Every Contract is not eligible to purchase each class.

This table shows the different fees and expenses that you may pay if you buy and hold each class of shares of the Fund. Future expenses may be greater or less than those indicated below. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your Contract prospectus for information on the separate account fees and expenses associated with your Contract.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)	Class I	Class II	Class III

Management Fees	0.75%	0.75%	0.75%

Distribution (12b-1) Fees	None	0.15%	0.25%

Other Expenses (including transfer agency fees)(a)	0.09%	0.09%	0.09%

Total Annual Fund Operating Expenses	0.84%	0.99%	1.09%

(a)	Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Fund. The Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Fund and the Fund reimburses the Investment Adviser or its affiliates for these services.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class I	$ 86	$268	$466	$1,037

Class II	$101	$315	$547	$1,213

Class III	$111	$347	$601	$1,329

6	MERCURY VALUE OPPORTUNITIES V.I. FUND

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Value Opportunities V.I. Fund (Class I)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$26.17	$ 25.60	$18.09	$25.08	$20.78

Investment income (loss) — net†	.07	— ††	.02	(.02)	.06

Realized and unrealized gain (loss) — net	2.58	3.83	7.67	(5.84)	6.01

Total from investment operations	2.65	3.83	7.69	(5.86)	6.07

Less dividends and distributions from:
Investment income — net	(.07)	—	(.02)	—	(.06)
Realized gain — net	(3.82)	(3.26)	(.16)	(1.13)	(1.71)

Total dividends and distributions	(3.89)	(3.26)	(.18)	(1.13)	(1.77)

Net asset value, end of year	$24.93	$26.17	$25.60	$18.09	$25.08

Total Investment Return:*

Based on net asset value per share	10.38%	14.98%	42.91%	(23.76%)	29.94%

Ratios to Average Net Assets:

Expenses	.84%	.83%	.83%	.84%	.83%

Investment income (loss) — net	.28%	(.01%)	.08%	(.11%)	.26%

Supplemental Data:

Net assets, end of year (in thousands)	$ 482,681	$583,301	$601,270	$460,279	$746,874

Portfolio turnover	79.65%	82.36%	64.35%	76.33%	64.99%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.
††	Amount is less than $(.01) per share.

MERCURY VALUE OPPORTUNITIES V.I. FUND	7

[ICON] Key Facts

FINANCIAL HIGHLIGHTS (continued)
	Value Opportunities V.I. Fund (Class II)
	For the Year Ended December 31,
	2005	2004	2003	2002	2001

Per Share Operating Performance:

Net asset value, beginning of year	$26.11	$25.55	$18.08	$25.05	$20.77

Investment income (loss) — net†	.04	(.04)	(.02)	(.06)	.02

Realized and unrealized gain (loss) — net	2.57	3.82	7.65	(5.82)	6.01

Total from investment operations	2.61	3.78	7.63	(5.88)	6.03

Less dividends and distributions from:
Investment income — net	(.03)	—	—	—	(.04)
Realized gain — net	(3.82)	(3.22)	(.16)	(1.09)	(1.71)

Total dividends and distributions	(3.85)	(3.22)	(.16)	(1.09)	(1.75)

Net asset value, end of year	$24.87	$26.11	$25.55	$18.08	$25.05

Total Investment Return:*

Based on net asset value per share	10.24%	14.80%	42.62%	(23.86%)	29.72%

Ratios to Average Net Assets:

Expenses	.99%	.98%	.98%	.99%	.98%

Investment income (loss) — net	.14%	(.16%)	(.08%)	(.26%)	.09%

Supplemental Data:

Net assets, end of year (in thousands)	$16,489	$18,360	$18,313	$16,172	$25,714

Portfolio turnover	79.65%	82.36%	64.35%	76.33%	64.99%

*	Total investment returns exclude insurance-related fees and expenses.
†	Based on average shares outstanding.

8	MERCURY VALUE OPPORTUNITIES V.I. FUND

FINANCIAL HIGHLIGHTS (concluded)
	Value Opportunities V.I. Fund (Class III)
	For the Year Ended December 31, 2005	For the Year Ended December 31, 2004	For the Period November 18, 2003† to December 31, 2003

Per Share Operating Performance:

Net asset value, beginning of period	$9.00	$10.68	$10.00

Investment income (loss) — net*	.01	— ##	.01

Realized and unrealized gain — net	.84	1.57	.68

Total from investment operations	.85	1.57	.69

Less dividends and distributions:
Investment income — net	(.06)	—	(.01)
Realized gain — net	(3.82)	(3.25)	—

Total dividends and distributions	(3.88)	(3.25)	(.01)

Net asset value, end of period	$5.97	$9.00	$10.68

Total Investment Return:**

Based on net asset value per share	10.11%	14.75%	6.95%#

Ratios to Average Net Assets:

Expenses	1.09%	1.07%	1.08%††

Investment income (loss) — net	.11%	(.18%)	.36%††

Supplemental Data:

Net assets, end of period (in thousands)	$27,600	$10,489	$61

Portfolio turnover	79.65%	82.36%	64.35%

*	Based on average shares outstanding.
**	Total investment returns exclude insurance-related fees and expenses.
†	Commencement of operations.
††	Annualized.
#	Aggregate total investment return.
##	Amount is less than $(.01) per share.

MERCURY VALUE OPPORTUNITIES V.I. FUND	9

Details About the Fund [ICON]

ABOUT THE PORTFOLIO MANAGER

R. Elise Baum is a Vice President and the portfolio manager of the Fund.

ABOUT THE INVESTMENT ADVISER

The Fund is managed by Mercury Advisors.

HOW THE FUND INVESTS

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objective.

The Fund tries to choose investments for capital appreciation — that is, investments that will increase in value. The Fund will invest in a diversified portfolio primarily consisting of equity securities of small cap and emerging growth companies. Equity securities in which the Fund may invest include:

•	Common stock
•	Preferred stock
•	Securities convertible into common stock
•	Derivative securities, such as options and futures, the values of which are based on a common stock or group of common stocks

Fund management chooses investments using a fundamental, value-oriented investment style. This means that the Fund seeks to invest in companies that Fund management believes to be undervalued. A company’s stock is undervalued when the stock’s current price is less than what the Fund believes a share of the company is worth. A company’s worth can be assessed by several factors, such as financial resources, value of tangible assets, sales and earnings growth, rate of return on capital, product development, quality of management, and overall business prospects. A company’s stock may become undervalued when most investors fail to perceive the company’s strengths in one or more of these areas. Fund management may also determine a company is undervalued if its stock price is down because of temporary factors from which Fund management believes the company will recover. Additionally, management of the Fund may acquire the securities of companies that are in a particular industry or related industries or market segments together as a “basket” or group in a single transaction. The Fund may subsequently sell such “basket” as a unit or it may sell only selected securities and continue to hold other securities acquired in the “basket.”

The Fund may sell a security if, for example, the stock price increases to the high end of the range of its historical price-book value ratio or if the Fund determines that the issuer no longer meets the criteria Fund management has established for the purchase of such securities or if Fund management thinks there is a more attractive investment opportunity in the same category.

Fund management seeks to invest in small companies that:

•	Have attractive valuation characteristics such as low price-book value or low price-sales ratios

10	MERCURY VALUE OPPORTUNITIES V.I. FUND

•	Have strong management
•	Have particular qualities that affect the outlook for that company, such as strong research capabilities, new or unusual products or occupation of an attractive market niche
•	Have the potential to increase earnings over an extended period of time

Fund management seeks to invest in emerging growth companies that

•	Occupy dominant positions in new, developing industries or have a significant market share in a large, fragmented industry
•	Have strong management
•	Employ sound financial and accounting policies
•	Have rapid growth rates or above-average returns on equity
•	Demonstrate successful product development and marketing capabilities

Fund management also considers other factors, such as the level of competition in an industry or the extent of government regulation. The Fund may also purchase the stock of a company which has suffered a recent earnings decline if Fund management believes that the decline is temporary or cyclical and will not significantly affect the company’s long-term growth.

The Fund invests primarily in U.S. companies that do most of their business in the United States, but may invest up to 30% of its assets in foreign companies.

The Fund has no stated minimum holding period for investments and will buy or sell securities whenever the Fund’s management sees an appropriate opportunity.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may, as a temporary defensive measure, and without limitation, hold assets in other types of securities, including non-convertible preferred stock and debt securities, U.S. Government and money market securities, including repurchase agreements or cash, in such proportions as the

MERCURY VALUE OPPORTUNITIES V.I. FUND	11

[ICON] Details About the Fund

Short Sales — a transaction in which the Fund sells securities borrowed from others with the expectation that the price of the security will fall before the Fund must purchase the security to return it to the lender.

Investment Adviser may determine. Normally, a portion of the Fund’s assets would be held in these securities in anticipation of investment in equities or to meet redemptions. Short term investments and temporary defensive positions can be easily sold and have limited risk of loss but may limit the Fund’s ability to achieve its investment objective.

The Fund may use derivatives to hedge its investment portfolio against market and currency risks. Derivatives are financial instruments whose value is derived from another security, a commodity (such as oil or gold), a currency or an index (such as the Standard & Poor’s 500 Index). The derivatives that the Fund may use include but are not limited to futures, forwards, options, and indexed securities.

The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 5% of the value of its total assets. The Fund may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

The Fund may also lend its portfolio securities and invest uninvested cash balances in affiliated money market funds. They may also at times invest in repurchase agreements, when issued and delayed delivery transactions and forward commitments, and illiquid and restricted securities.

INVESTMENT RISKS

The Fund may use different investments and investment strategies that involve various types of risk. Each of these strategies and risks is explained in the Other Important Information section of this Prospectus.

12	MERCURY VALUE OPPORTUNITIES V.I. FUND

OTHER IMPORTANT INFORMATION AND STATEMENT OF ADDITIONAL INFORMATION

R. Elise Baum is a Vice President and the portfolio manager of the Fund, and is primarily responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Ms. Baum has been the Fund’s portfolio manager since 2002. Ms. Baum has been a Managing Director of the Investment Adviser since 1999, and a Director thereof from 1997 to 1999. Ms. Baum has been a portfolio manager with the Investment Adviser and its affiliates since 1998, and was an associate portfolio manager thereof from 1996 to 1998.

For more information about the portfolio manager’s compensation, other accounts she manages and her ownership of Fund shares, please see the Statement of Additional Information.

Additional Information about this Fund is discussed in the Other Important Information section of this Prospectus.

If you would like further information about the Fund, including how it invests, please see the Statement of Additional Information.

MERCURY VALUE OPPORTUNITIES V.I. FUND	13

Other Important Information

FAM Variable Series Funds Class I Shares

PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	I-3
	Investment Strategies	I-4
	Types of Investment Risk	I-16
	Special Risks Associated with Foreign Investments Generally	I-18
	How to Buy and Sell Shares	I-21
	How Shares are Priced	I-23
	Dividends and Taxes	I-26

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	I-27
	Additional Information	I-30

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

FAM VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Mercury Advisors, the Funds’ investment adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries for providing services intended to result in the sale of Fund shares, for contract owner account maintenance activities, or for sub-transfer agency services provided to individual contract owners where the insurance company separate account maintains omnibus accounts with the Fund’s transfer agent. The Investment Adviser, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The amount of fees paid to an insurance company or other financial intermediary in any given year will vary and may be based on one or more factors, including a fixed amount, a fixed percentage rate, an insurance

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company’s or financial intermediary’s sales of Fund shares, assets in Fund shares held by the insurance company’s or intermediary’s customers, or other factors. In addition, consistent with applicable regulations, the Distributor or its affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.

INVESTMENT STRATEGIES

This section contains a discussion of certain investments and investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following investments and investment strategies may be used by each Fund. The risks associated with each of these investments and investment strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

Borrowing and Leverage Risk — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain derivative securities that a Fund may buy or other techniques that a Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investments in short-term debt securities can be

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sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Reverse Repurchase Agreement Risk — Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to a Fund.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Active Trading Risk — Each Fund may actively and frequently trade its portfolio securities; therefore, each Fund may engage in short-term trading. Such active trading may increase a Fund’s expenses and have adverse tax consequences for the Fund. It can also cause a greater amount of the Fund’s distributions to be ordinary income rather than long term capital gains. Active trading also involves market risk and selection risk. It can also cause a greater amount of the Fund’s distributions to be ordinary income rather than long term capital gains.

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When Issued and Delayed Delivery Securities and Forward Commitments — Each Fund may purchase or sell securities that it is entitled to receive on a when issued basis. Each Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Junk Bonds — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for a Fund. The major risks in junk bond investments include:

•	Junk bonds may be issued by less creditworthy companies. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
•	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.
•	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
•	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If the issuer redeems junk bonds a Fund may have to invest the proceeds in bonds with lower yields and may lose income.
•	Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk

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bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund’s securities than is the case with securities trading in a more liquid market.
•	A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Asset-Backed Securities — Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.” Extension risk may cause the average maturity of a Fund’s portfolio to increase.

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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A large percentage of mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

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Corporate Loans — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate.

The corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

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Real Estate Related Securities — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Sovereign Debt — The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may

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delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund is able to exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Illiquid Securities — Each Fund may invest in illiquid securities that it cannot sell within seven days at approximately current value. If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.

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They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, a Fund may as a result be unable to sell the securities.

Derivatives — A Fund may use derivative instruments to hedge its investment or to seek to enhance returns. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:

Leverage risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk — If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below to what that Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may

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create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

A Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. No Fund is required to use hedging and each may choose not to do so.

Because a Fund may use derivatives to seek to enhance returns, its investments may expose the Fund to the risks outlined above to a greater extent than if the Fund used derivatives solely for hedging purposes. Use of derivatives to seek to enhance returns may be considered speculative.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are over-the counter (OTC) contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic payments based on a fixed or variable interest rate or the change in market

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value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities.

Short Sales — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Indexed and Inverse Securities — A Fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. A Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up

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and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or equity index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or equity index levels move in a way Fund management does not anticipate.

Indexed and Inverse Floating Rate Securities — A Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. A Fund may also invest in securities the return of which is inversely related to changes in an interest rate (inverse floaters). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short term interest rates decrease. Investments in inverse floaters may subject a Fund to the risks of reduced or eliminated interest payments and loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages a Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities.

Standby Commitment Agreements — Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer. Standby commitment agreements involve the risk that the security a Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Mid Cap Securities — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investments and investment strategies. The forepart of this Prospectus indicates which investments and investment strategies may be used by each Fund.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Investment Adviser selects will underperform the market or other funds with similar investment objectives and investment strategies.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

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Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Event Risk — Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Initial Public Offering Risk — The volume of initial public offerings and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the overall stock market. When an initial public offering is brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial

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condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform other funds that do not use that style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments may involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges, and a smaller number of shares traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations.

I-18	FAM VARIABLE SERIES FUNDS

Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries limit a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities and debt instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to the same event as in the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in

FAM VARIABLE SERIES FUNDS	I-19

[ICON] Your Account

another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

I-20	FAM VARIABLE SERIES FUNDS

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class I shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than shareholder’s cost, depending in part on the net asset value of such shares at such time.

Short-Term Trading (each Fund other than Domestic Money Market V.I. Fund)

Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading (sometimes known as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. Short-term or excessive trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemptions. Accordingly, each Fund has adopted certain policies and procedures, which have been reviewed and approved by the Fund’s Board of Directors, designed to deter such short-term or excessive trading. Each Fund will reject purchase orders from investors who have previously purchased and sold shares of the Fund within a fifteen day period. Each Fund will reject purchase orders from market timers or other investors if Fund management in its discretion has determined that such orders are short-term or excessive, and will be disruptive to the Fund. For these purposes, Fund management considers an investor’s trading history in a Fund or other funds advised by the Investment Adviser and its affiliates, and accounts under common ownership or control. The Distributor has entered into agreements with respect to the Insurance Companies pursuant to which such Insurance Companies undertake to cooperate with the Distributor in monitoring purchase and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund’s shares through such accounts.

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[ICON] Your Account

Because Global Allocation V.I. Fund, Global Growth V.I. Fund, International Value V.I. Fund and Utilities and Telecommunications V.I. Fund each may invest a substantial portion of its assets in foreign securities that may trade in markets that close some time before the time at which the Fund calculates its net asset value, each Fund is subject to the risks of time zone arbitrage — a market timing strategy that seeks to take advantage of changes in the value of the Fund’s portfolio holdings during the period between the close of the markets in which the Fund’s portfolio securities trade and the close of the New York Stock Exchange.

The securities in which Value Opportunities V.I. Fund invests often trade in lower volumes than the securities of larger cap issuers and are generally subject to greater price volatility. For this reason, the Fund is subject to the risk that certain investors may seek to market time the Fund to take advantage of the changes in the value of the Fund’s portfolio holdings that may occur between the time when the Fund calculates its net asset value and the time the prices of the Fund’s holdings next change.

The high yield securities in which High Current Income V.I. Fund primarily invests may trade less frequently and in lower volumes than investment grade securities and are often subject to greater price volatility. For this reason, the Fund is subject to the risk that certain investors may seek to market time the Fund to take advantage of the changes in the value of the Fund’s portfolio holdings that may occur between the time when the Fund’s net asset value is calculated and the time the prices of the Fund’s holdings next change.

For these reasons, each such Fund may, at times, fair value its portfolio securities in order to seek to deter such market timing. See “How Shares are Priced.”

Each Fund applies these policies to all shareholders. However, Fund management may not be able to determine that a specific order, particularly with respect to orders made through omnibus accounts is short-term or excessive, and will be disruptive to the Fund and so makes no representation that all such orders can or will be rejected.

Short-Term Trading (Domestic Money Market V.I. Fund)

The Board of Directors has evaluated the risks of market timing activities by the Domestic Money Market V.I. Fund’s shareholders and has determined that due to (i) the Fund’s policy of maintaining the Fund’s NAV at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted

I-22	FAM VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

by the Fund’s shareholders and (b) any attempts to market time the Fund by shareholders would negatively impact the Fund or its shareholders. As a result, the Board of Directors has not adopted policies and procedures specifically designed to deter short-term trading in the Fund.

Anti-Money Laundering Requirements

Each Fund is subject to the USA Patriot Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis.

It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Selective Disclosure of Portfolio Holdings

For a discussion of the Company’s policies and procedures regarding the selective disclosure of a Fund’s portfolio holdings, please see the Statement of Additional Information.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange (the “Exchange”) is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed.

FAM VARIABLE SERIES FUNDS	I-23

[ICON] Your Account

Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when the Insurance Company will not be able to purchase or redeem the Fund’s shares.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain other fixed-income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the Exchange. Occasionally, market volatility or other occurrences or events that affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that may not be reflected in the market prices for such securities determined prior to the close of the New York Stock Exchange. If market quotations are not readily available or, in the Investment Adviser’s judgment, they do not accurately reflect fair value for a security or if a security’s value has been materially affected by events or other circumstances occurring after the close of the market on which the security is principally traded and prior to the time at which the Fund’s net asset value is determined, that security may be valued by another method that the Board of Directors believes more accurately reflects the fair value.

A Fund generally values fixed income portfolio securities using market prices provided by an independent pricing service approved by the Company’s Board of Directors. If market quotations are not readily available or, in the Investment Adviser’s judgment, they do not accurately reflect fair value for a security, that security may be valued by another method that the Board of Directors believes more accurately reflects the fair value. Fair value determinations may be made by the Company’s independent pricing service using a matrix pricing system or by the Investment Adviser’s Valuation Committee after consideration of the material factors that may affect that value of a particular security.

The Board has adopted valuation procedures for each Fund and has delegated the day-to-day responsibility for fair value determinations to the Investment Adviser’s Valuation Committee. Fair value determinations by the Investment Adviser that materially affect the Fund’s net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or accurately reflect a security’s fair value, the Investment Adviser monitors the

I-24	FAM VARIABLE SERIES FUNDS

information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by a Fund. Significant events may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility, including a substantial upward or downward movement of the U.S. markets, or a natural disaster). The Investment Adviser believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets and that such volatility can constitute a significant event. The fair valuation procedures, therefore, include a procedure whereby a Fund may use adjusted foreign securities prices provided by an independent pricing service approved by the Board of Directors to take such volatility into account.

If, after the close of the principal market on which one or more securities held by a Fund are traded and before the time as of which the Fund’s net asset value is calculated that day, a significant event occurs that the Investment Adviser determines in the exercise of its judgment will affect the value of such securities from the closing price of the security on the principal market on which they are traded, the Investment Adviser will use its best judgment to determine a fair value for such securities.

Each Fund’s use of fair value pricing is designed to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. Fund amortizes the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value

FAM VARIABLE SERIES FUNDS	I-25

[ICON] Your Account

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund will seek to maintain a net asset value of $1.00 per share.

DIVIDENDS AND TAXES

The Domestic Money Market V.I., Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends daily and reinvest dividends monthly in additional full and fractional shares of the respective Fund. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund. The American Balanced V.I., Basic Value V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I., Index 500 V.I., International Value V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I., and Value Opportunities V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

I-26	FAM VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERCURY ADVISORS

Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors, is the Company’s Investment Adviser. The Investment Adviser manages the Company’s investments and its business operations subject to the oversight of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company.

Fund Name	Investment Advisory Fee for Year Ended December 31, 2005 (excluding any fee waiver)	As a % of Its Average Net Assets (excluding any fee waiver)

American Balanced V.I. Fund	$ 420,462	0.55%

Basic Value V.I. Fund	$7,061,607	0.60%

Core Bond V.I. Fund	$2,638,793	0.44%

Domestic Money Market V.I. Fund	$1,439,509	0.50%

Fundamental Growth V.I. Fund	$1,196,932	0.65%

Global Allocation V.I. Fund	$4,305,652	0.65%

Global Growth V.I. Fund	$ 553,460	0.75%

Government Bond V.I. Fund	$1,518,757	0.50%

High Current Income V.I. Fund	$1,363,324	0.49%

Index 500 V.I. Fund	$1,155,016	0.30%

International Value V.I. Fund	$2,712,267	0.75%*

Large Cap Core V.I. Fund	$2,430,085	0.46%

Large Cap Growth V.I. Fund	$1,226,539	0.65%*

Large Cap Value V.I. Fund	$1,318,767	0.75%

Utilities and Telecommunication
V.I. Fund	$ 315,580	0.60%

Value Opportunities V.I. Fund	$4,061,251	0.75%

*	For the period May 23, 2005 to September 23, 2005, the Investment Adviser agreed to waive a portion of the investment advisory fee, which was when the Investment Advisory Agreement was approved. After taking into account the fee waiver, the investment advisor received a fee at an annual rate of 0.58% and 0.48% for the International Value V.I. Fund and Large Cap Growth V.I. Fund, respectively.

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the investment sub-adviser to the Global Allocation V.I. Fund and International Value V.I. Fund, and may pay MLAM UK a portion of the annual management fee it receives from the Global Allocation V.I. Fund and International Value V.I. Fund.

FAM VARIABLE SERIES FUNDS	I-27

[ICON] Management of the Fund

For a discussion of the basis for the Board of Directors’ most recent approval of the Company’s management and sub-advisory agreements, please see the Company’s semi-annual shareholder report for the most recent fiscal period ended June 30.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $576 billion in investment company and other portfolio assets under management as of March 2006.

On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) entered into an agreement to contribute Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world’s largest asset management firms with nearly $1 trillion in assets under management. Merrill Lynch will have no more than a 49.8% stake and a 45% voting interest in the combined company. The new company will operate under the BlackRock name. The combined company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of both Merrill Lynch and BlackRock and is expected to close in the third quarter of 2006. If approved by the Company’s Board of Directors and each Fund’s shareholders, the combined company that results from the transaction is expected to become the investment adviser of each Fund.

From time to time a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the Merrill Lynch organization. Any such views are subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These

I-28	FAM VARIABLE SERIES FUNDS

views may not be relied on as investment advice and, because investment decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of the Investment Adviser and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage each Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of a Fund. Merrill Lynch (including, for these purposes, the Investment Adviser, Merrill Lynch & Co., Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees), is a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, that may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of a Fund. Merrill Lynch’s trading activities are carried out without reference to positions held directly or indirectly by a Fund and may result in Merrill Lynch having positions that are adverse to those of the Fund. Merrill Lynch is not under any obligation to share any investment opportunity, idea or strategy with any Fund. As a result, Merrill Lynch may compete with each Fund for appropriate investment opportunities. In addition, a Fund may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships or in which Merrill Lynch has significant debt or equity investments. Each Fund also may invest in securities of companies for which Merrill Lynch provides or may some day provide research coverage.

Under a securities lending program approved by the Company’s Board of Directors, the Fund has retained an affiliate of the Investment Adviser to serve as the securities lending agent for the Funds to the extent that a Fund participates in the securities lending program. For these services, the lending agent may receive a fee from a Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, Merrill Lynch is among the entities to which a fund may lend portfolio securities.

The activities of the Investment Adviser and its affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The company has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

FAM VARIABLE SERIES FUNDS	I-29

[ICON] Management of the Fund

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Investment Sub-Adviser — Merrill Lynch Asset Management U.K. Limited, 33 King William Street, London, EC4R 9AS England has been selected as the investment sub-adviser of the Global Allocation V.I. Fund and International Value V.I. Fund.

Independent Registered Public Accounting Firm — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent registered public accounting firm of the Company.

Custodian — The Bank of New York, 100 Church Street New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Distributor — FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the Fund’s Distributor.

Legal Counsel — Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services for the Fund.

I-30	FAM VARIABLE SERIES FUNDS

Other Important Information

FAM Variable Series Class II Shares
PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	II-3
	Investment Strategies	II-4
	Types of Investment Risk	II-16
	Special Risks Associated with Foreign Investments Generally	II-18
	How to Buy and Sell Shares	II-20
	How Shares are Priced	II-23
	Dividends and Taxes	II-25
	Rule 12b-1 Fees for Class II Shares	II-26

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	II-27
	Additional Information	II-30

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

FAM VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Mercury Advisors, the Funds’ investment adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries for providing services intended to result in the sale of Fund shares, for contract owner account maintenance activities, or for sub-transfer agency services provided to individual contract owners where the insurance company separate account maintains omnibus accounts with the Fund’s transfer agent. The Investment Adviser, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The amount of fees paid to an insurance company or other financial intermediary in any given year will vary and may be based on one or more

FAM VARIABLE SERIES FUNDS	II-3

[ICON] Your Account

factors, including a fixed amount, a fixed percentage rate, an insurance company’s or financial intermediary’s sales of Fund shares, assets in Fund shares held by the insurance company’s or intermediary’s customers, or other factors. In addition, consistent with applicable regulations, the Distributor or its affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.

INVESTMENT STRATEGIES

This section contains a discussion of certain investments and investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following investments and investment strategies may be used by each Fund. The risks associated with each of these investments and investment strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

Borrowing and Leverage Risk — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain derivative securities that a Fund may buy or other techniques that a Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investment in short-term debt securities can be

II-4	FAM VARIABLE SERIES FUNDS

sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Reverse Repurchase Agreement Risk — Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to a Fund.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Active Trading Risk — Each Fund may actively and frequently trade its portfolio securities; therefore, each Fund may engage in short-term trading. Such active trading may increase a Fund’s expenses and have adverse tax consequences for the Fund. It can also cause a greater amount of the Fund’s distributions to be ordinary income rather than long term capital gains. Active trading also involves market risk and selection risk. It can also cause a greater amount of the Fund’s distributions to be ordinary income rather than long term capital gains.

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When Issued Securities, Delayed Delivery Securities and Forward Commitments —Each Fund may purchase or sell securities that it is entitled to receive on a when issued basis. Each Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Junk Bonds — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for a Fund. The major risks in junk bond investments include:

•	Junk bonds may be issued by less creditworthy companies. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
•	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.
•	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
•	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If the issuer redeems junk bonds a Fund may have to invest the proceeds in bonds with lower yields and may lose income.
•	Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there

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may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund’s securities than is the case with securities trading in a more liquid market.
•	A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Asset-Backed Securities — Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.” Extension risk may cause the average maturity of the Fund’s portfolio to increase.

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates from other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

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A large percentage of mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

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Corporate Loans — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate.

The corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

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Real Estate Related Securities — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Sovereign Debt — The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may

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delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying sock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund is able to exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Illiquid Securities — Each Fund may invest in illiquid securities that it cannot sell within seven days at approximately current value. If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.

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They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, a Fund may as a result be unable to sell the securities.

Derivatives — A Fund may use derivative instruments to hedge its investment or to seek to enhance returns. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:

Leverage risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk — If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below to what that Fund

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paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

A Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. No Fund is required to use hedging and each may choose not to do so.

Because a Fund may use derivatives to seek to enhance returns, its investments may expose the Fund to the risks outlined above to a greater extent than if the Fund used derivatives solely for hedging purposes. Use of derivatives to seek to enhance returns may be considered speculative.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are over-the-counter (OTC) contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic

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payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities.

Short Sales — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Indexed and Inverse Securities — A Fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. A Fund may also invest in securities whose return is inversely related to changes in an

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interest rate or index (“inverse securities”). In general, the return on inverse securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or equity index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or equity index levels move in a way Fund management does not anticipate.

Indexed and Inverse Floating Rate Securities — A Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. A Fund may also invest in securities the return of which is inversely related to changes in an interest rate (inverse floaters). In general, income on inverse floaters will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floaters may subject a Fund to the risks of reduced or eliminated interest payments and loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages a Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities.

Standby Commitment Agreements — Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer. Standby commitment agreements involve the risk that the security a Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Mid Cap Securities — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investments and investment strategies. The forepart of this Prospectus indicates which investments and investment strategies may be used by each Fund.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Investment Adviser selects will underperform the market or other funds with similar investment objectives and investment strategies.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

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Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Event Risk — Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Initial Public Offering Risk — The volume of initial public offerings and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the overall stock market. When an initial public offering is brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the

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financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform funds that do not use the style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments may involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations.

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Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries limits a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in

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another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class II shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

II-20	FAM VARIABLE SERIES FUNDS

The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

Short-Term Trading (each Fund other than Domestic Money Market V.I. Fund)

Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading (sometimes known as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. Short-term or excessive trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemptions. Accordingly, each Fund has adopted certain policies and procedures, which have been reviewed and approved by the Fund’s Board of Directors, designed to deter such short-term or excessive trading. Each Fund will reject purchase orders from investors who have previously purchased and sold shares of the Fund within a fifteen day period. Each Fund will reject purchase orders from market timers or other investors if Fund management in its discretion has determined that such orders are short-term or excessive, and will be disruptive to the Fund. For these purposes, Fund management considers an investor’s trading history in a Fund or other Merrill Lynch funds, and accounts under common ownership or control. The Distributor has entered into agreements with respect to the Insurance Companies pursuant to which such Insurance Companies undertake to cooperate with the Distributor in monitoring purchase and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund’s shares through such accounts.

Because Global Allocation V.I. Fund, Global Growth V.I. Fund, International Value V.I. Fund and Utilities and Telecommunications V.I. Fund each may invest a substantial portion of its assets in foreign securities that may trade in markets that close some time before the time at which the Fund calculates its net asset value, each Fund is subject to the risks of time zone arbitrage — a market timing strategy that seeks to take advantage of changes in the value of the Fund’s portfolio holdings during the period between the close of the markets in which the Fund’s portfolio securities trade and the close of the New York Stock Exchange.

FAM VARIABLE SERIES FUNDS	II-21

[ICON] Your Account

The securities in which Value Opportunities V.I. Fund invests often trade in lower volumes than the securities of larger cap issuers and are generally subject to greater price volatility. For this reason, the Fund is subject to the risk that certain investors may seek to market time the Fund to take advantage of the changes in the value of the Fund’s portfolio holdings that may occur between the time when the Fund calculates its net asset value and the time the prices of the Fund’s holdings next change.

The high yield securities in which High Current Income V.I. Fund primarily invests may trade less frequently and in lower volumes than investment grade securities and are often subject to greater price volatility. For this reason, the Fund is subject to the risk that certain investors may seek to market time the Fund to take advantage of the changes in the value of the Fund’s portfolio holdings that may occur between the time when the Fund’s net asset value is calculated and the time the prices of the Fund’s holdings next change.

For these reasons, each such Fund may, at times, fair value its portfolio securities in order to seek to deter such market timing. See “How Shares are Priced.”

Each Fund applies these policies to all shareholders. However, Fund management may not be able to determine that a specific order, particularly with respect to orders made through omnibus accounts is short-term or excessive, and will be disruptive to the Fund and so makes no representation that all such orders can or will be rejected.

Short-Term Trading (Domestic Money Market V.I. Fund)

The Board of Directors has evaluated the risks of market timing activities by the Domestic Money Market V.I. Fund’s shareholders and has determined that due to (i) the Fund’s policy of maintaining the Fund’s NAV at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders and (b) any attempts to market time the Fund by shareholders would negatively impact the Fund or its shareholders. As a result, the Board of Directors has not adopted policies and procedures specifically designed to deter short-term trading in the Fund.

Anti-Money Laundering Requirements

Each Fund is subject to the USA Patriot Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from

II-22	FAM VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis.

It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Selective Disclosure of Portfolio Holdings

For a discussion of the Company’s policies and procedures regarding the selective disclosure of a Fund’s portfolio holdings, please see the Statement of Additional Information.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange (the “Exchange”) is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when the Insurance Company will not be able to purchase or redeem the Fund’s shares.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain other fixed-income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of

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[ICON] Your Account

business on the Exchange. Occasionally, market volatility or other occurrences or events that affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that may not be reflected in the market prices for such securities determined prior to the close of the New York Stock Exchange. If market quotations are not readily available or, in the Investment Adviser’s judgment, they do not accurately reflect fair value for a security or if a security’s value has been materially affected by events or other circumstances occurring after the close of the market on which the security is principally traded and prior to the time at which the Fund’s net asset value is determined, that security may be valued by another method that the Board of Directors believes more accurately reflects the fair value.

A Fund generally values fixed income portfolio securities using market prices provided by an independent pricing service approved by the Company’s Board of Directors. If market quotations are not readily available or, in the Investment Adviser’s judgment, they do not accurately reflect fair value for a security, that security may be valued by another method that the Board of Directors believes more accurately reflects the fair value. Fair value determinations may be made by the Company’s independent pricing service using a matrix pricing system or by the Investment Adviser’s Valuation Committee after consideration of the material factors that may affect that value of a particular security.

The Board has adopted valuation procedures for each Fund and has delegated the day-to-day responsibility for fair value determinations to the Investment Adviser’s Valuation Committee. Fair value determinations by the Investment Adviser that materially affect the Fund’s net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or accurately reflect a security’s fair value, the Investment Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by a Fund. Significant events may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility, including a substantial upward or downward movement of the U.S. markets, or a natural disaster). The Investment Adviser believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets and that such volatility can constitute a significant event. The fair valuation

II-24	FAM VARIABLE SERIES FUNDS

Dividends — Ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

procedures, therefore, include a procedure whereby a Fund may use adjusted foreign securities prices provided by an independent pricing service approved by the Board of Directors to take such volatility into account.

If, after the close of the principal market on which one or more securities held by a Fund are traded and before the time as of which the Fund’s net asset value is calculated that day, a significant event occurs that the Investment Adviser determines in the exercise of its judgment will affect the value of such securities from the closing price of the security on the principal market on which they are traded, the Investment Adviser will use its best judgment to determine a fair value for such securities.

Each Fund’s use of fair value pricing is designed to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. Fund amortizes the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund will seek to maintain a net asset value of $1.00 per share.

DIVIDENDS AND TAXES

The Domestic Money Market V.I., Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends daily and reinvest dividends monthly in additional full and fractional shares of the respective Fund. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund.

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[ICON] Your Account

The American Balanced V.I., Basic Value V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I., Index 500 V.I., International Value V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I., and Value Opportunities V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

RULE 12B-1 FEES FOR CLASS II SHARES

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act that allows each Fund to pay distribution fees to each of the participating Insurance Companies for the sale and distribution of its Class II Shares. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class II shareholders have no other purchase option. The amount of the distribution fee payable under the plan equals 0.15% of the average daily net asset value of the Class II Shares of the Fund held by the participating Insurance Company.

II-26	FAM VARIABLE SERIES FUNDS

Management of the Fund [ICON]

MERCURY ADVISORS

Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors, is the Company’s Investment Adviser. The Investment Advisor manages the Company’s investments and its business operations subject to the oversight of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company.

Fund Name	Investment Advisory Fee for Year Ended December 31, 2005 (excluding any fee waiver)	As a % of Its Average Net Assets (excluding any fee waiver)

American Balanced V.I. Fund	$ 420,462	0.55%

Basic Value V.I. Fund	$7,061,607	0.60%

Core Bond V.I. Fund	$2,638,793	0.44%

Domestic Money Market V.I. Fund	$1,439,509	0.50%

Fundamental Growth V.I. Fund	$1,196,932	0.65%

Global Allocation V.I. Fund	$4,305,652	0.65%

Global Growth V.I. Fund	$ 553,460	0.75%

Government Bond V.I. Fund	$1,518,757	0.50%

High Current Income V.I. Fund	$1,363,324	0.49%

Index 500 V.I. Fund	$1,155,016	0.30%

International Value V.I. Fund	$2,712,267	0.75%*

Large Cap Core V.I. Fund	$2,430,085	0.46%

Large Cap Growth V.I. Fund	$1,226,539	0.65%*

Large Cap Value V.I. Fund	$1,318,767	0.75%

Utilities and Telecommunications V.I. Fund	$ 315,580	0.60%

Value Opportunities V.I. Fund	$4,061,251	0.75%

*	For the period May 23, 2005 to September 23, 2005, the Investment Adviser agreed to waive a portion of the investment advisory fee, which was when the Investment Advisory Agreement was approved. After taking into account the fee waiver, the investment advisor received a fee at an annual rate of 0.58% and 0.48% for the International Value V.I. Fund and Large Cap Growth V.I. Fund, respectively.

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The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Global Allocation V.I. Fund and International Value V.I. Fund, and may pay MLAM UK a portion of the annual management fee it receives from the Global Allocation V.I. Fund and International Value V.I. Fund.

FAM VARIABLE SERIES FUNDS	II-27

[ICON] Management of the Fund

For a discussion of the basis for the Board of Directors’ most recent approval of the Company’s management and sub-advisory agreements, please see the Company’s semi-annual shareholder report for the most recent fiscal period ended June 30.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $576 billion in investment company and other portfolio assets under management as of March 2006.

On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) entered into an agreement to contribute Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world’s largest asset management firms with nearly $1 trillion in assets under management. Merrill Lynch will have no more than a 49.8% stake and a 45% voting interest in the combined company. The new company will operate under the BlackRock name. The combined company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of both Merrill Lynch and BlackRock and is expected to close in the third quarter of 2006. If approved by the Company’s Board of Directors and each Fund’s shareholders, the combined company that results from the transaction is expected to become the investment adviser of each Fund.

From time to time a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the Merrill Lynch organization. Any such views are subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment

II-28	FAM VARIABLE SERIES FUNDS

decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of the Investment Adviser and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage each Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of a Fund. Merrill Lynch (including, for these purposes, the Investment Adviser, Merrill Lynch & Co., Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees), is a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, that may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of a Fund. Merrill Lynch’s trading activities are carried out without reference to positions held directly or indirectly by a Fund and may result in Merrill Lynch having positions that are adverse to those of the Fund. Merrill Lynch is not under any obligation to share any investment opportunity, idea or strategy with any Fund. As a result, Merrill Lynch may compete with each Fund for appropriate investment opportunities. In addition, a Fund may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships or in which Merrill Lynch has significant debt or equity investments. Each Fund also may invest in securities of companies for which Merrill Lynch provides or may some day provide research coverage.

Under a securities lending program approved by the Company’s Board of Directors, the Fund has retained an affiliate of the Investment Adviser to serve as the securities lending agent for the Funds to the extent that a Fund participates in the securities lending program. For these services, the lending agent may receive a fee from a Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, Merrill Lynch is among the entities to which a fund may lend portfolio securities.

The activities of the Investment Adviser and its affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The company has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

FAM VARIABLE SERIES FUNDS	II-29

[ICON] Management of the Fund

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Investment Sub-Adviser — Merrill Lynch Asset Management U.K. Limited 33 King William Street, London, EC4R 9AS England has been selected as the investment sub-adviser of the Global Allocation V.I. Fund and International Value V.I. Fund.

Independent Registered Public Accounting Firm — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent registered public accounting firm of the Company.

Custodian — The Bank of New York, 100 Church Street New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Distributor — FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the Funds’ Distributor.

Legal Counsel — Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services to the Fund.

II-30	FAM VARIABLE SERIES FUNDS

Other Important Information

FAM Variable Series Class III Shares
PAGE
[ICON]	YOUR ACCOUNT

	The Insurance Companies	III-3
	Investment Strategies	III-4
	Types of Investment Risk	III-16
	Special Risks Associated with Foreign Investments Generally	III-18
	How to Buy and Sell Shares	III-20
	How Shares are Priced	III-23
	Dividends and Taxes	III-26
	Rule 12b-1 Fees for Class III Shares	III-26

[ICON]	MANAGEMENT OF THE FUND

	Mercury Advisors	III-27
	Additional Information	III-30

[ICON]	FOR MORE INFORMATION

	Shareholder Reports	Back Cover
	Statement of Additional Information	Back Cover

FAM VARIABLE SERIES FUNDS

Your Account [ICON]

THE INSURANCE COMPANIES

Shares of the Funds are sold to separate accounts of insurance companies (the “Insurance Companies”) to fund certain variable life insurance contracts and/or variable annuities (the “Contracts”) issued by the Insurance Companies. Certain Insurance Companies may be affiliates of Mercury Advisors, the Funds’ investment adviser.

Shares of the Funds are owned by the Insurance Companies, not Contract owners. A Contract owner has no direct interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between changes in the value of shares of a Fund, and the benefits provided under a Contract. The prospectus for a Contract also describes various fees payable to the Insurance Company and charges to the separate account made by the Insurance Company with respect to the Contract. Because shares of the Funds will be sold only to the Insurance Companies for the separate accounts, the terms “shareholder” and “shareholders” in this Prospectus refer to the Insurance Companies.

More than one Insurance Company may invest in each Fund. It is possible that a difference may arise among the interests of Insurance Companies that invest in a Fund or the holders of different types of Contracts — for example, if applicable state insurance law or Contract owner instructions prevent an Insurance Company from continuing to invest in a Fund following a change in the Fund’s investment policies, or if different tax laws apply to variable life insurance contracts and variable annuities. The Fund and the Insurance Companies will attempt to monitor events to prevent such differences from arising. If a conflict between Insurance Companies occurs, or between life insurance policies and annuity contracts, however, the Fund may be required to take actions that are adverse to the interests of a particular Insurance Company and its Contract owners, or to the interests of holders of a particular type of Contract.

The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries for providing services intended to result in the sale of Fund shares, for contract owner account maintenance activities, or for sub-transfer agency services provided to individual contract owners where the insurance company separate account maintains omnibus accounts with the Fund’s transfer agent. The Investment Adviser, the Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The amount of fees paid to an insurance company or other financial intermediary in any given year will vary and may be based on one or more

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[ICON] Your Account

factors, including a fixed amount, a fixed percentage rate, an insurance company’s or financial intermediary’s sales of Fund shares, assets in Fund shares held by the insurance company’s or intermediary’s customers, or other factors. In addition, consistent with applicable regulations, the Distributor or its affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items.

INVESTMENT STRATEGIES

This section contains a discussion of certain investments and investment strategies that may be used by the Funds. The forepart of this Prospectus indicates which of the following investments and investment strategies may be used by each Fund. The risks associated with each of these investments and investment strategies are described in greater detail in the following section of this Other Important Information section, “Types of Investment Risk.” As with any fund, there can be no guarantee that a Fund will meet its objective or that a Fund’s performance will be positive for any period of time.

Borrowing and Leverage Risk — Each Fund may borrow for temporary or emergency purposes, including to meet redemptions, for the payment of dividends, for share repurchases or for the clearance of transactions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain derivative securities that a Fund may buy or other techniques that a Fund may use may create leverage, including, but not limited to, when-issued securities, forward commitments and futures contracts and options.

Short-Term Investments — Each Fund will normally invest a portion of its assets in short-term debt securities, such as commercial paper or Treasury bills. As a temporary measure for defensive purposes, each Fund may invest more heavily in these securities, without limitation. A Fund may also increase its investment in these securities when Fund management is unable to find enough attractive long-term investments, to reduce exposure to long-term investments when management believes it is advisable to do so on a temporary basis, or to meet redemptions. Investment in short-term debt securities can be

III-4	FAM VARIABLE SERIES FUNDS

sold easily and have limited risk of loss but earn only limited returns. Short-term investments may therefore limit the potential for a fund to achieve its investment objective. Short-term investments involve credit risk.

Repurchase Agreements — Each Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security together with a simultaneous agreement to resell the security to the seller at a later date at approximately the purchase price less an amount that represents interest to the buyer. Repurchase agreements are considered relatively safe, liquid investments for short-term cash, but involve the risk that the seller will fail to repurchase the security and that the Fund will have to attempt to sell the security in the market for its current value, which may be less than the amount the Fund paid for the security. Repurchase agreements involve credit risk.

Reverse Repurchase Agreement Risk — Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to a Fund.

Securities Lending — Each Fund may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to a Fund.

Active Trading Risk — Each Fund may actively and frequently trade its portfolio securities; therefore, each Fund may engage in short-term trading. Such active trading may increase a Fund’s expenses and have adverse tax consequences for the Fund. It can also cause a greater amount of the Fund’s distributions to be ordinary income rather than long term capital gains. Active trading also involves market risk and selection risk. It can also cause a greater amount of the Fund’s distributions to be ordinary income rather than long term capital gains.

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[ICON] Your Account

When Issued and Delayed Delivery Securities and Forward Commitments — Each Fund may purchase or sell securities that it is entitled to receive on a when issued basis. Each Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price

Junk Bonds — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for a Fund. The major risks in junk bond investments include:

•	Junk bonds may be issued by less creditworthy companies. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.
•	Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.
•	Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
•	Junk bonds frequently have redemption features that permit an issuer to repurchase the security from a Fund before it matures. If the issuer redeems junk bonds a Fund may have to invest the proceeds in bonds with lower yields and may lose income.
•	Junk bonds may be less liquid than higher rated fixed income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there

III-6	FAM VARIABLE SERIES FUNDS

may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of a Fund’s securities than is the case with securities trading in a more liquid market.
•	A Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

Asset-Backed Securities — Asset-backed securities are fixed income securities that represent an interest in an underlying pool of assets, such as credit card receivables. Like traditional fixed income securities, the value of asset backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset backed securities. In addition, when a Fund reinvests the proceeds of a prepayment it may receive a lower interest rate than the rate on the security that was prepaid. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of the Fund’s portfolio will increase. The value of longer term securities generally changes more widely in response to changes in interest rates than shorter term securities.

Mortgage-Backed Securities — Mortgage-backed securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their mortgages earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.” Extension risk may cause the average maturity of the Fund’s portfolio to increase.

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates from other fixed income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage backed securities.

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A large percentage of mortgage-backed securities are issued by Federal government agencies such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government and some Federal government agencies, such as Ginnie Mae, are guaranteed by the Federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises, such as Freddie Mac or Fannie Mae, are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Such securities generally have very little credit risk, but may be subject to substantial interest rate risks. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations (CMOs). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as “mortgage derivatives” and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

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Corporate Loans — Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a corporate loan, a Fund may become a member of the syndicate.

The corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Distressed Securities — Distressed securities are securities that are subject to bankruptcy proceedings or are in default, or at risk of being in default. Distressed securities are speculative and involve substantial risks. Generally, the Global Allocation V.I. Fund will invest in distressed securities when Fund management believes they offer significant potential for higher returns or can be exchanged for other securities that offer this potential. However, there can be no assurance that the issuer will make an exchange offer or adopt a plan of reorganization. The Global Allocation V.I. Fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, the Global Allocation V.I. Fund’s principal may not be repaid. Distressed securities and any securities received in an exchange may be difficult to sell and may be subject to restriction on resale.

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Real Estate Related Securities — The main risk of real estate related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

If the Global Allocation V.I. Fund’s real estate related investments are concentrated in one geographic area or in one property type, the Fund will be particularly subject to the risks associated with that area or property type.

Foreign Securities — Certain Funds may invest in foreign securities. Foreign investing involves special risks not present in U.S. securities that may increase the chance a Fund will lose money, including foreign currency risk and the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks are greater for investments in emerging markets. Foreign investing involves market risk, selection risk and political risk, and certain foreign investments may also involve credit risk, information risk, valuation risk, currency risk and liquidity risk.

Depositary Receipts — Certain Funds may invest in securities of foreign issuers in the form of depositary receipts or other securities that are convertible into securities of foreign issuers. American Depositary Receipts are receipts typically issued by a U.S. bank or trust company that evidence underlying securities issued by a foreign corporation. European Depositary Receipts (issued in Europe) and Global Depositary Receipts (issued throughout the world) each evidence a similar ownership arrangement. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Sovereign Debt — The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may

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delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Small Cap and Emerging Growth Securities — Small cap or emerging growth companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, a Fund’s investment in a small cap or emerging growth company may lose substantial value.

The securities of small cap or emerging growth companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small cap and emerging growth securities requires a long term view.

Warrants — A warrant gives a Fund the right to buy a quantity of stock. The warrant specifies the amount of underlying sock, the purchase (or “exercise”) price, and the date the warrant expires. A Fund has no obligation to exercise the warrant and buy the stock. A warrant has value only if a Fund is able to exercise it or sell it before it expires. If the price of the underlying stock does not rise above the exercise price b fore the warrant expires, the warrant generally expires without any value and a Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Illiquid Securities — Each Fund may invest in illiquid securities that it cannot sell within seven days at approximately current value. If a Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Restricted Securities — Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale.

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They may include private placement securities that have not been registered under the applicable securities laws. Restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. Also, a Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss. In addition, if Fund management receives material nonpublic information about the issuer, a Fund may as a result be unable to sell the securities.

Derivatives — A Fund may use derivative instruments to hedge its investment or to seek to enhance returns. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:

Leverage risk — the risk associated with certain types of investments or trading strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Index risk — If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the derivative to below to what that Fund paid. Certain indexed securities, including inverse securities

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(which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

A Fund may use derivatives for hedging purposes, including anticipatory hedges. Hedging is a strategy in which a Fund uses a derivative to offset the risks associated with other Fund holdings. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by a Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by a Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. No Fund is required to use hedging and each may choose not to do so.

Because a Fund may use derivatives to seek to enhance returns, its investments may expose the Fund to the risks outlined above to a greater extent than if the Fund used derivatives solely for hedging purposes. Use of derivatives to seek to enhance returns may be considered speculative.

Covered Call Options — Certain Funds can sell covered call options, which are options that give the purchaser the right to require a Fund to sell a security owned by the Fund to the purchaser at a specified price within a limited time period. These Funds may also sell the purchaser a right to require the Fund to make a payment based on the level of an index that is closely correlated with some of the Fund’s holdings. A Fund will receive a premium (an upfront payment) for selling a covered call option, and if the option expires unexercised because the price of the underlying security has gone down the premium received by the Fund will partially offset any losses on the underlying security. By writing a covered call option, however, a Fund limits its ability to sell the underlying security and gives up the opportunity to profit from any increase in the value of the underlying security beyond the sale price specified in the option. Covered call options involve market risk, correlation risk, liquidity risk and selection risk.

Swap Agreements — Certain Funds are authorized to enter into swap agreements, which are over-the-counter (OTC) contracts in which one party agrees to make periodic payments based on the change in market value of a specified security, basket of securities or index in return for periodic

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payments based on a fixed or variable interest rate or the change in market value of a different security, basket of securities or index. Swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of securities

Short Sales — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. As a result, if the Fund makes short sales in securities that increase in value, it will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold. The Fund may also pay transaction costs and borrowing fees in connection with short sales.

Convertible Securities — Convertible securities generally are debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. The market value of a convertible performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

Indexed and Inverse Securities — A Fund may invest in securities the potential return of which is directly related to changes in an underlying index, known as indexed securities. The return on indexed securities will rise when the underlying index rises and fall when the index falls. A Fund may also invest in securities whose return is inversely related to changes in an interest rate or index (“inverse securities”). In general, the return on inverse

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securities will decrease when the underlying index or interest rate goes up and increase when that index or interest rate goes down. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or equity index levels than other securities, and a Fund’s investment in such instruments may decline significantly in value if interest rates or equity index levels move in a way Fund management does not anticipate.

Indexed and Inverse Floating Rate Securities — A Fund may invest in securities the potential return of which is directly related to changes in an underlying index or interest rate, known as indexed securities. The return on indexed securities will rise when the underlying index or interest rate rises and fall when the index or interest rate falls. A Fund may also invest in securities the return of which is inversely related to changes in an interest rate (inverse floaters). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short term interest rates decrease. Investments in inverse floaters may subject a Fund to the risks of reduced or eliminated interest payments and loss of principal. In addition, certain indexed securities and inverse floaters may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages a Fund’s investment. As a result, the market value of such securities will generally be more volatile than that of fixed rate securities.

Standby Commitment Agreements — Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities that may be issued and sold to the Fund at the option of the issuer. Standby commitment agreements involve the risk that the security a Fund buys will lose value prior to its delivery to the Fund and will no longer be worth what the Fund has agreed to pay for it. These agreements also involve the risk that if the security goes up in value, the counterparty will decide not to issue the security. In this case, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Mid Cap Securities — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

Rule 144A Securities — Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

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TYPES OF INVESTMENT RISK

This section contains a discussion of various risks that may be associated with certain investments and investment strategies. The forepart of this Prospectus indicates which investments and investment strategies may be used by each Fund.

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the investments that the Investment Adviser selects will underperform the market or other funds with similar investment objectives and investment strategies.

Correlation Risk — The risk that changes in the value of two investments do not track or offset each other in the manner anticipated by Fund management. Correlation risk is associated with hedging transactions, in which a Fund uses a derivative to offset the risk that other Fund holdings may decrease in value or that potential investment opportunities may increase in value before the Fund can fully implement its investment strategy. Correlation risk means that changes in the value of the derivative may not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings or potential holdings being hedged may not be reduced and may be increased.

Credit Risk — Credit risk is the risk that the issuer of a security will be unable to pay interest or repay the principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk — Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. A Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by Fund management.

Call and Redemption Risk — A bond’s issuer may call a bond for redemption before it matures. If this happens to a bond a Fund holds, the Fund may lose income and may have to invest the proceeds in bonds with lower yields.

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Currency Risk — The risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value to a U.S. investor because the currency is worth fewer U.S. dollars.

Information Risk — The risk that important information about a security or market is inaccurate, unreliable or unavailable.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time that a Fund would like or at the price that a Fund believes the security is currently worth.

Political Risk — The risk of losses arising from government or legal events, such as changes in tax or trade laws, imposition of currency controls, adverse court or administrative rulings, or change of a government or political system.

Valuation Risk — The risk that a Fund has valued an investment at a higher price than it can actually obtain upon a sale.

Event Risk — Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events, which may be financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

Initial Public Offering Risk — The volume of initial public offerings and the levels at which newly issued stocks trade in the secondary market are affected by the performance of the overall stock market. When an initial public offering is brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or, if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in initial public offerings are often subject to greater and more unpredictable price changes than more established stocks.

Non-Diversification Risk — Several Funds are classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended, which means that the Funds are not limited by the Act with respect to the proportion of its assets that it may invest in securities of a single issuer. To the extent that the Funds assume large positions in the securities of a small number of issuers, the Funds’ net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the

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financial condition or in the market’s assessment of the issuers, and the Funds may be more susceptible to any single economic or regulatory occurrence than a diversified company.

Investing Style Risk — The risk that a particular style of investing used by a Fund — such as growth investing or value investing — will from time to time go out of favor. If this happens, a Fund that uses a particular style may underperform funds that do not use the style.

SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTMENTS GENERALLY

Foreign Securities Risk — Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments may involve risks not present in U.S. investments that can increase the chances that a Fund will lose money. In particular, a Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Foreign Economy Risk — The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain foreign economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries. Any of these actions could severely affect securities prices or impair a Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect a Fund’s operations.

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Other potential foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States.

Certain Risks of Holding Fund Assets Outside the United States — A Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries limits a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund than for investment companies invested only in the United States.

Currency Risk — Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standard — Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as in the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in

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another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition.

Emerging Market Risks — The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

HOW TO BUY AND SELL SHARES

The Company is offering through this prospectus Class III shares in each of its Funds to the Insurance Companies. The price of shares purchased by the Insurance Companies is based on the next calculation of the per share net asset value of the Fund after an order is placed.

The Company may reject any order to buy shares and may suspend the sale of shares at any time.

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The Company will redeem all full and fractional shares of the Funds for cash. The price of redeemed shares is based on the next calculation of net asset value after a redemption order is placed. The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the net asset value of such shares at such time.

Short-Term Trading (each Fund other than Domestic Money Market V.I. Fund)

Each Fund reserves the right to reject any purchase order, including exchanges. Short-term or excessive trading (sometimes known as “market timing”) into and out of a Fund, particularly in larger amounts, may harm performance by disrupting portfolio management strategies and by increasing expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. Short-term or excessive trading may cause a Fund to retain more cash than the portfolio manager would normally retain in order to meet unanticipated redemptions or may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to meet those redemptions. Accordingly, each Fund has adopted certain policies and procedures, which have been reviewed and approved by the Fund’s Board of Directors, designed to deter such short-term or excessive trading. Each Fund will reject purchase orders from investors who have previously purchased and sold shares of the Fund within a fifteen day period. Each Fund will reject purchase orders from market timers or other investors if Fund management in its discretion has determined that such orders are short-term or excessive, and will be disruptive to the Fund. For these purposes, Fund management considers an investor’s trading history in a Fund or other funds advised by the Investment Adviser and its affiliates, and accounts under common ownership or control. The Distributor has entered into agreements with respect to the Insurance Companies pursuant to which such Insurance Companies undertake to cooperate with the Distributor in monitoring purchase and redemption orders by their customers in order to detect and prevent short-term or excessive trading in a Fund’s shares through such accounts.

Because Global Allocation V.I. Fund, Global Growth V.I. Fund, International Value V.I. Fund and Utilities and Telecommunications V.I. Fund each may invest a substantial portion of its assets in foreign securities that may trade in markets that close some time before the time at which the Fund calculates its net asset value, each Fund is subject to the risks of time zone arbitrage — a market timing strategy that seeks to take advantage of changes in the value of the Fund’s portfolio holdings during the period between the close of the markets in which the Fund’s portfolio securities trade and the close of the New York Stock Exchange.

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[ICON] Your Account

The securities in which Value Opportunities V.I. Fund invests often trade in lower volumes than the securities of larger cap issuers and are generally subject to greater price volatility. For this reason, the Fund is subject to the risk that certain investors may seek to market time the Fund to take advantage of the changes in the value of the Fund’s portfolio holdings that may occur between the time when the Fund calculates its net asset value and the time the prices of the Fund’s holdings next change.

The high yield securities in which High Current Income V.I. Fund primarily invests may trade less frequently and in lower volumes than investment grade securities and are often subject to greater price volatility. For this reason, the Fund is subject to the risk that certain investors may seek to market time the Fund to take advantage of the changes in the value of the Fund’s portfolio holdings that may occur between the time when the Fund’s net asset value is calculated and the time the prices of the Fund’s holdings next change.

For these reasons, each such Fund may, at times, fair value its portfolio securities in order to seek to deter such market timing. See “How Shares are Priced.”

Each Fund applies these policies to all shareholders. However, Fund management may not be able to determine that a specific order, particularly with respect to orders made through omnibus accounts is short-term or excessive, and will be disruptive to the Fund and so makes no representation that all such orders can or will be rejected.

Short-Term Trading (Domestic Money Market V.I. Fund)

The Board of Directors has evaluated the risks of market timing activities by the Domestic Money Market V.I. Fund’s shareholders and has determined that due to (i) the Fund’s policy of maintaining the Fund’s NAV at $1.00 each day, (ii) the nature of the Fund’s portfolio holdings, and (iii) the nature of the Fund’s shareholders, it is unlikely that (a) market timing would be attempted by the Fund’s shareholders and (b) any attempts to market time the Fund by shareholders would negatively impact the Fund or its shareholders. As a result, the Board of Directors has not adopted policies and procedures specifically designed to deter short-term trading in the Fund.

Anti-Money Laundering Requirements

Each Fund is subject to the USA Patriot Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to

III-22	FAM VARIABLE SERIES FUNDS

Net Asset Value — the market value of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis.

It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Selective Disclosure of Portfolio Holdings

For a discussion of the Company’s policies and procedures regarding the selective disclosure of a Fund’s portfolio holdings, please see the Statement of Additional Information.

HOW SHARES ARE PRICED

When an Insurance Company purchases shares, the Insurance Company pays the net asset value. This is the offering price. Shares are also redeemed at their net asset value. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange (the “Exchange”) is open, as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, a Fund’s net asset value may change on days when the Insurance Company will not be able to purchase or redeem the Fund’s shares.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain other fixed-income securities, is substantially completed each day at various times prior to the close of business on the Exchange. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. Foreign

FAM VARIABLE SERIES FUNDS	III-23

[ICON] Your Account

currency exchange rates also are generally determined prior to the close of business on the Exchange. Occasionally, market volatility or other occurrences or events that affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the Exchange that may not be reflected in the market prices for such securities determined prior to the close of the New York Stock Exchange. If market quotations are not readily available or, in the Investment Adviser’s judgment, they do not accurately reflect fair value for a security or if a security’s value has been materially affected by events or other circumstances occurring after the close of the market on which the security is principally traded and prior to the time at which the Fund’s net asset value is determined, that security may be valued by another method that the Board of Directors believes more accurately reflects the fair value.

A Fund generally values fixed income portfolio securities using market prices provided by an independent pricing service approved by the Company’s Board of Directors. If market quotations are not readily available or, in the Investment Adviser’s judgment, they do not accurately reflect fair value for a security, that security may be valued by another method that the Board of Directors believes more accurately reflects the fair value. Fair value determinations may be made by the Company’s independent pricing service using a matrix pricing system or by the Investment Adviser’s Valuation Committee after consideration of the material factors that may affect that value of a particular security.

The Board has adopted valuation procedures for each Fund and has delegated the day-to-day responsibility for fair value determinations to the Investment Adviser’s Valuation Committee. Fair value determinations by the Investment Adviser that materially affect the Fund’s net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or accurately reflect a security’s fair value, the Investment Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by a Fund. Significant events may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility, including a substantial upward or downward movement of the U.S. markets, or a natural disaster). The Investment Adviser believes that foreign securities values may be affected by volatility that occurs

III-24	FAM VARIABLE SERIES FUNDS

in U.S. markets on a trading day after the close of foreign securities markets and that such volatility can constitute a significant event. The fair valuation procedures, therefore, include a procedure whereby a Fund may use adjusted foreign securities prices provided by an independent pricing service approved by the Board of Directors to take such volatility into account.

If, after the close of the principal market on which one or more securities held by a Fund are traded and before the time as of which the Fund’s net asset value is calculated that day, a significant event occurs that the Investment Adviser determines in the exercise of its judgment will affect the value of such securities from the closing price of the security on the principal market on which they are traded, the Investment Adviser will use its best judgment to determine a fair value for such securities.

Each Fund’s use of fair value pricing is designed to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are generally valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase, and then the Domestic Money Market V.I. Fund amortizes the value of the security at a constant rate until the maturity of the security, regardless of the impact of fluctuating interest rates on the market value of the security. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when a Fund does not price its shares. As a result, the Fund’s net asset value may change on days when an Insurance Company will not be able to purchase or redeem the Fund’s shares. The Domestic Money Market V.I. Fund will seek to maintain a net asset value of $1.00 per share.

FAM VARIABLE SERIES FUNDS	III-25

[ICON] Your Account

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

DIVIDENDS AND TAXES

The Domestic Money Market V.I., Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds declare dividends daily and reinvest dividends monthly in additional full and fractional shares of the respective Fund. The Utilities and Telecommunications V.I. Fund declares dividends quarterly and reinvests dividends quarterly in additional shares of the Fund. The American Balanced V.I., Basic Value V.I., Fundamental Growth V.I., Global Growth V.I., Global Allocation V.I., Index 500 V.I., International Value V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I., and Value Opportunities V.I. Funds declare dividends at least annually and reinvest dividends at least annually in additional shares of the respective Funds.

Dividends paid by the Company may be included in a Insurance Company’s gross income. The tax treatment of these dividends depends on the Insurance Company’s tax status. A description of an Insurance Company’s tax status is contained in the prospectus for the Contract.

RULE 12b-1 FEES FOR CLASS III SHARES

The Company has adopted a plan under Rule 12b-1 of the Investment Company Act that allows each Fund to pay distribution fees to each of the participating Insurance Companies for the sale and distribution of its Class III Shares. Because these fees are paid out of each Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class III shareholders have no other purchase option. The amount of the distribution fee payable under the plan equals 0.25% of the average daily net asset value of the Class III Shares of the Fund held by the participating Insurance Company.

FAM VARIABLE SERIES FUNDS	III-26

Management of the Fund [ICON]

MERCURY ADVISORS

Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors, is the Company’s Investment Adviser. The investments adviser manages the Company’s investments and its business operations subject to the oversight of the Company’s Board of Directors. The Investment Adviser has the responsibility for making all investment decisions for the Company.

Fund Name	Investment Advisory Fee for Year Ended December 31, 2005 (excluding any fee waiver)	As a % of Its Average Net Assets (excluding any fee waiver)

American Balanced V.I. Fund	$ 420,462	0.55%

Basic Value V.I. Fund	$7,061,607	0.60%

Core Bond V.I. Fund	$2,638,793	0.44%

Domestic Money Market V.I. Fund	$1,439,509	0.50%

Fundamental Growth V.I. Fund	$1,196,932	0.65%

Global Allocation V.I. Fund	$4,305,652	0.65%

Global Growth V.I. Fund	$ 553,460	0.75%

Government Bond V.I. Fund	$1,518,757	0.50%

High Current Income V.I. Fund	$1,363,324	0.49%

Index 500 V.I. Fund	$1,155,016	0.30%

International Value V.I. Fund	$2,712,267	0.75%*

Large Cap Core V.I. Fund	$2,430,085	0.46%

Large Cap Growth V.I. Fund	$1,226,539	0.65%*

Large Cap Value V.I. Fund	$1,318,767	0.75%

Utilities and Telecommunications
V.I. Fund	$ 315,580	0.60%

Value Opportunities V.I. Fund	$4,061,251	0.75%

*	For the period May 23, 2005 to September 23, 2005, the Investment Adviser agreed to waive a portion of the investment advisory fee, which was when the Investment Advisory Agreement was approved. After taking into account the fee waiver, the investment advisor received a fee at an annual rate of 0.58% and 0.48% for the International Value V.I. Fund and Large Cap Growth V.I. Fund, respectively.

The Investment Adviser has retained Merrill Lynch Asset Management U.K. Limited (“MLAM UK”), an affiliate, to act as the sub-investment adviser to the Global Allocation V.I. Fund and International Value V.I. Fund, and may pay MLAM UK a portion of the annual management fee it receives from the Global Allocation V.I. Fund and International Value V.I. Fund.

FAM VARIABLE SERIES FUNDS	III-27

[ICON] Management of the Fund

For a discussion of the basis for the Board of Directors’ most recent approval of the Company’s management and sub-advisory agreements, please see the Company’s semi-annual shareholder report for the most recent fiscal period ended June 30.

Merrill Lynch Investment Managers was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. Merrill Lynch Asset Management U.K. Limited was organized as an investment adviser in 1986 and acts as sub-adviser to more than 50 registered investment companies. Merrill Lynch Investment Managers and its affiliates had approximately $576 billion in investment company and other portfolio assets under management as of March 2006.

On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) entered into an agreement to contribute Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch Investment Managers International Limited), to BlackRock to create a new independent company that will be one of the world’s largest asset management firms with nearly $1 trillion in assets under management. Merrill Lynch will have no more than a 49.8% stake and a 45% voting interest in the combined company. The new company will operate under the BlackRock name. The combined company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of both Merrill Lynch and BlackRock and is expected to close in the third quarter of 2006. If approved by the Company’s Board of Directors and each Fund’s shareholders, the combined company that results from the transaction is expected to become the investment adviser of each Fund.

From time to time a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the Merrill Lynch organization. Any such views are subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment

III-28	FAM VARIABLE SERIES FUNDS

decisions for a Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of the Investment Adviser and its affiliates in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage each Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of a Fund. Merrill Lynch (including, for these purposes, the Investment Adviser, Merrill Lynch & Co., Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees), is a diversified global financial services firm involved with a broad spectrum of financial services and asset management activities, that may, for example, engage in the ordinary course of business in activities in which its interests or the interests of its clients may conflict with those of a Fund. Merrill Lynch’s trading activities are carried out without reference to positions held directly or indirectly by a Fund and may result in Merrill Lynch having positions that are adverse to those of the Fund. Merrill Lynch is not under any obligation to share any investment opportunity, idea or strategy with any Fund. As a result, Merrill Lynch may compete with each Fund for appropriate investment opportunities. In addition, a Fund may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships or in which Merrill Lynch has significant debt or equity investments. Each Fund also may invest in securities of companies for which Merrill Lynch provides or may some day provide research coverage.

Under a securities lending program approved by the Company’s Board of Directors, the Fund has retained an affiliate of the Investment Adviser to serve as the securities lending agent for the Funds to the extent that a Fund participates in the securities lending program. For these services, the lending agent may receive a fee from a Fund, including a fee based on the returns earned on the Fund’s investment of the cash received as collateral for the loaned securities. In addition, Merrill Lynch is among the entities to which a fund may lend portfolio securities.

The activities of the Investment Adviser and its affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The company has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

FAM VARIABLE SERIES FUNDS	III-29

[ICON] Management of the Fund

ADDITIONAL INFORMATION

Investment Adviser — Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, has been selected as the investment adviser of the Company.

Investment Sub-Adviser — Merrill Lynch Asset Management U.K. Limited 33 King William Street, London, EC4R 9AS England has been selected as the investment sub-adviser of the Global Allocation V.I. Fund and International Value V.I. Fund.

Independent Registered Public Accounting Firm — Deloitte & Touche LLP, 750 College Road East, Princeton, New Jersey 08540, has been selected as the independent registered public accounting firm of the Company.

Custodian — The Bank of New York, 100 Church Street, New York, New York, acts as Custodian of the Company’s assets, except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent — Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.

Distributor — FAM Distributors, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is the Fund’s Distributor.

Legal Counsel — Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, is counsel for the Company.

Accounting Services Provider — State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey, 08540, provides certain accounting services to the Fund.

III-30	FAM VARIABLE SERIES FUNDS

For More Information [ICON]

Shareholder Reports

Additional information about the investments of each of the Funds is available in the Company’s Annual and Semi-Annual reports. In the Company’s Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. You may obtain these reports at no cost at www.mutualfunds.ml.com or by calling 1-800-637-3863.

Statement of Additional Information

The Company’s Statement of Additional Information contains further information about each Fund and is incorporated by reference (legally considered to be part of this prospectus). You may obtain a free copy at www.mutualfunds.ml.com or by writing the Company at Merrill Lynch Variable Series Funds, Inc. P.O. Box 9011, Princeton, New Jersey 08543-9011 or by calling 1-800-637-3863.

Contact the Company at the telephone number or address indicated above if you have any questions.

Information about the Company (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 202-551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publincinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from the information contained in this Prospectus.

Investment Company Act file #811-3290
©Mercury Advisors

Mercury Advisors

Prospectus

May 1, 2006

FAM Variable Series Funds, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

www.mercury.ml.com

STATEMENT OF ADDITIONAL INFORMATION

FAM Variable Series Funds, Inc.

P.O. Box 9011, Princeton, New Jersey 08543-9011 • Phone No. (609) 282-2800

        FAM Variable Series Funds, Inc. (the “Company”) is an open-end management investment company which has a wide range of investment objectives among its sixteen separate funds (hereinafter referred to as the “Funds” or individually as a “Fund”): Mercury American Balanced V.I. Fund, Mercury Basic Value V.I. Fund, Mercury Core Bond V.I. Fund, Mercury Domestic Money Market V.I. Fund, Mercury Fundamental Growth V.I. Fund, Mercury Global Allocation V.I. Fund, Mercury Global Growth V.I. Fund, Mercury Government Bond V.I. Fund, Mercury High Current Income V.I. Fund, Mercury Index 500 V.I. Fund, Mercury International Value V.I. Fund, Mercury Large Cap Core V.I. Fund, Mercury Large Cap Growth V.I. Fund, Mercury Large Cap Value V.I. Fund, Mercury Utilities and Telecommunications V.I. Fund and Mercury Value Opportunities V.I. Fund. Three separate classes of common stock (“Common Stock”), Class I Common Stock, Class II Common Stock and Class III Common Stock, may be issued for each Fund.

        The shares of the Funds are sold to separate accounts (“Separate Accounts”) of certain insurance companies (the “Insurance Companies”), including Merrill Lynch Life Insurance Company (“MLLIC”) and ML Life Insurance Company of New York (“ML of New York”), to fund benefits under variable annuity contracts (the “Variable Annuity Contracts”) and/or variable life insurance contracts (together with the Variable Annuity Contracts, the “Contracts”) issued by such companies. The Insurance Companies will redeem shares to the extent necessary to provide benefits under the respective Contracts or for such other purposes as may be consistent with the respective Contracts. MLLIC and ML of New York are wholly owned subsidiaries of Merrill Lynch & Co., Inc., as is the Company’s investment adviser, Merrill Lynch Investment Managers, L.P., doing business as Mercury Advisors (the “Investment Adviser”).

        This Statement of Additional Information of the Company is not a prospectus and should be read in conjunction with the Prospectus of the Company, dated May 1, 2006 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) 637-3863 or by writing to the Company at the above address. The Prospectus is incorporated by reference into the Statement of Additional Information and this Statement of Additional Information is incorporated by reference into the Prospectus. The Company’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2005 Annual Report. You may request a copy of the Annual Report at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

Mercury Advisors — Investment Adviser
FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is May 1, 2006.

THE INSURANCE COMPANIES

        Shares of each Fund are sold to separate accounts (“Separate Accounts”) of insurance companies (“Insurance Companies”) to fund certain variable life insurance and/or variable annuity contracts (together, “Contracts”) issued by such companies. Certain Insurance Companies may be affiliates of the Investment Adviser. The rights of the Insurance Companies as shareholders should be distinguished from the rights of a Contract owner, which are set forth in the Contract. A Contract owner has no interest in the shares of a Fund, but only in the Contract. A Contract is described in the prospectus for that Contract. That prospectus describes the relationship between increases or decreases in the net asset value of shares of a Fund, and any distributions on such shares, and the benefits provided under a Contract. The prospectus for the Contracts also describes various fees payable to the Insurance Companies and charges to the Separate Accounts made by the Insurance Companies with respect to the Contracts. Since shares of the Funds will be sold only to the Insurance Companies for the Separate Accounts, the terms “shareholder” and “shareholders” in this Statement of Additional Information refer to the Insurance Companies.

Non-Diversified Funds

        The Index 500 V.I. Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as an amended (the “Investment Company Act”). However, the Fund will have to limit its investments to the extent required by the diversification requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code” or the “Internal Revenue Code”). To qualify as a regulated investment company, a Fund, at the close of each fiscal quarter, may not have more than 25% of its total assets invested in the securities (except obligations of the U.S. Government, its agencies or instrumentalities) of any one issuer and with respect to 50% of its assets, (i) may not have more than 5% of its total assets invested in the securities of any one issuer and (ii) may not own more than 10% of the outstanding voting securities of any one issuer. The other Funds are classified as diversified investment companies and must meet the above requirements with respect to 75% of their assets.

Fixed-Income Security Ratings

        The American Balanced V.I. Fund, Core Bond V.I. Fund, Global Allocation V.I. Fund, High Current Income V.I. Fund and Utilities and Telecommunications V.I. Fund may invest in fixed-income securities rated below investment grade by one or more of the Nationally Recognized Statistical Rating Organizations (e.g., securities rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and BB or below by Standard & Poor’s (“Standard & Poor’s”) or Fitch Ratings (“Fitch”) at the time of investment). In addition, securities purchased by a Fund may be downgraded after purchase. Such securities may continue to be held and will be sold only if, in the judgment of the Investment Adviser, it is advantageous to do so. Securities in the lowest category of investment grade debt securities may have speculative characteristics, which may lead to weakened capacity to pay interest and principal during periods of adverse economic conditions. See Appendix A of this Statement of Additional Information for a fuller description of corporate bond ratings.

Maturity of Fixed-Income Investments

        Certain Funds that invest in fixed-income securities have limits on the maturity of each fixed-income investment or on the average maturity of the portfolio. For purposes of applying these limits, each Fund will consider a fixed-income security’s maturity to be its stated maturity (the date the issuer is scheduled to make its final payment of principal), except that

•	for a security with an unconditional put entitling a Fund to receive the security’s approximate amortized cost, the maturity will be considered to be the next put date;

•	for mortgage-backed and other amortizing securities, the maturity will be considered to be the average life remaining (the length of time it is expected to take to retire half of the remaining principal through amortizing payments) based on prepayment assumptions that the Investment Adviser believes to be reasonable;

•	for a variable or floating rate investment grade security that the Investment Adviser believes will have a market value approximating amortized cost on the next interest reset date, the maturity will be considered to be the next reset date; and

2

•	for a Fund that operates under SEC rules that specifically define the maturity of a security, the maturity of a security will be the maturity determined in a manner consistent with the SEC rules.

Portfolio Strategies

        Foreign Securities. The American Balanced V.I., Basic Value V.I., Value Opportunities V.I., Global Allocation V.I., Government Bond V.I., Utilities and Telecommunications V.I., High Current Income V.I., International Value V.I., Core Bond V.I., Large Cap Core V.I., Large Cap Growth V.I., Global Growth V.I., Fundamental Growth V.I., and Large Cap Value V.I. Funds may invest in securities of foreign issuers. The Index 500 V.I. Fund may also invest in securities of foreign issuers to the extent such issuers are included in the Standard & Poor’s 500 Index (the “S&P Index”). Investments in foreign securities, particularly those of non-governmental issuers, involve considerations and risks which are not ordinarily associated with investing in domestic issuers. These considerations and risks include changes in currency rates, currency exchange control regulations, the possibility of expropriation, the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards, less liquidity and more volatility in foreign securities markets, the impact of economic, political, social or diplomatic developments, and the difficulty of assessing economic trends in foreign countries. Foreign legal systems may differ from the U.S. legal system, and if it should become necessary, a Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The operating expense ratio of a Fund investing in foreign securities can be expected to be higher than that of an investment company investing exclusively in United States securities because the expenses of the Fund, such as custodial costs, are higher. In addition, net investment income earned by a Fund on a foreign security may be subject to withholding and other taxes imposed by foreign governments which will reduce a Fund’s net investment income. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund. No Fund that may invest in foreign securities, other than the Global Allocation V.I. Fund, will concentrate its investments in any particular country. The Global Allocation V.I., Large Cap Core V.I., Utilities and Telecommunications V.I. and Global Growth V.I. Funds may, from time to time, be substantially invested in non-dollar-denominated securities of foreign issuers. For a Fund that invests in foreign securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates may directly affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments insofar as United States investors are concerned, and a Fund’s return on investments in non-dollar-denominated securities may be reduced or enhanced as a result of changes in foreign currency rates during the period in which the Fund holds such investments. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. With respect to certain countries, there may be the possibility of expropriation of assets, confiscatory taxation, high rates of inflation, political or social instability or diplomatic developments which could affect investment in those countries. Each Fund other than the American Balanced V.I., Basic Value V.I., Core Bond V.I., Index 500 V.I., Value Opportunities V.I., Global Allocation V.I., Utilities and Telecommunications V.I., Global Growth V.I., Large Cap Core V.I., Large Cap Growth V.I., International Value V.I., Fundamental Growth V.I., and Large Cap Value V.I. Funds will purchase securities issued in U.S. dollar denominations only.

        The securities markets of many countries at times in the past have moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation, or negative correlation, in movements of these securities markets occurs, it may reduce risk for a Fund’s portfolio as a whole. This negative correlation also may offset unrealized gains a Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

        Each of the Funds is permitted to invest in foreign securities and may, from time to time, invest in securities of foreign issuers in smaller capital markets. Foreign investments involve risks, including fluctuations in foreign

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exchange rates, future political and economic developments, different legal systems, the existence or possible imposition of exchange controls, or other foreign or United States governmental laws or restrictions, that are often heightened for investments in smaller capital markets. Some countries with smaller capital markets prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals.

        There may be less publicly available information about an issuer in a foreign market, particularly one in a smaller capital market, than would be available about a United States company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those of United States companies. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

        Smaller capital markets, while often growing in trading volume, have substantially less volume than United States markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable United States companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in a Fund which invests in these markets incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of such a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

        As a result, management of a Fund that invests in foreign securities may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. A Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.

        Certain of the Funds may invest in debt securities issued by foreign governments. Investments in foreign government debt securities, particularly those of emerging market country governments, involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A debtor’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, and, in the case of a government debtor, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole and the political constraints to which a government debtor may be subject. Government debtors may default on their debt and may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. Holders of government debt, including the Fund, may be requested to participate in the rescheduling of such debt and to extend further loans to government debtors.

        As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. Government obligors

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in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some issuers of the government debt securities in which a Fund may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements.

        The American Balanced V.I. Fund, Basic Value V.I. Fund, Value Opportunities V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Large Cap Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designated for use in the United States securities markets, and EDRs, which are issued in bearer form, are designed for use in European securities markets. The Funds may invest in ADRs and EDRs through both sponsored and unsponsored arrangements. In a sponsored ADR or EDR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas in an unsponsored arrangement the foreign issuer assumes no obligations and the depository’s transaction fees are paid by the ADR or EDR holders. Foreign issuers in respect of whose securities unsponsored ADRs or EDRs have been issued are not necessarily obligated to disclose material information in the markets in which the unsponsored ADRs or EDRs are traded and, therefore, there may not be a correlation between such information and the market value of such securities.

        A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act, each Fund may invest up to 10% of its total assets in securities of such closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for the Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

        In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the Investment Company Act restricts a Fund’s investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict a Fund’s investments in certain foreign banks and other financial institutions.

        Rules adopted under the Investment Company Act permit the Funds to maintain their foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be eligible sub-custodians for the Funds, in which event the Funds may be precluded from purchasing securities in certain foreign countries in which they otherwise would invest or the Funds may incur additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Funds may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Funds to recover assets held in custody by foreign sub-custodians in the event of the bankruptcy of the sub-custodian.

        Risks of Investments in Russia. International Value V.I. Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities

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transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. These extracts are not negotiable instruments and are not effective evidence of securities ownership. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for the Fund to lose its registration through fraud, negligence or mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While the Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

        Convertibles. The American Balanced V.I. Fund, Basic Value V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Fundamental Growth V.I. Fund, Global Growth V.I. Fund, High Current Income V.I. Fund, Core Bond V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Value Opportunities V.I. Fund and Large Cap Value V.I. Fund are each authorized to invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”) or (ii) a combination of separate securities chosen by the Investment Adviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”).

        The characteristics of convertible securities make them appropriate investments for an investment company seeking a high total return from capital appreciation and investment income. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.

        In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security and the potential capital appreciation that is offered by the underlying common stock.

        Convertible securities are issued and traded in a number of securities markets. For the past several years, the principal markets have been the United States, the Euromarket and Japan. Issuers during this period have included major corporations domiciled in the United States, Japan, France, Switzerland, Canada and the United Kingdom. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in United States dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, certain Funds are authorized to enter into foreign currency hedging transactions in which they may seek to reduce the effect of such fluctuations.

        Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would

6

be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

        To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

        Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

        As indicated above, convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the Investment Adviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertible component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, long-term equity anticipation securities (“LEAPS”), or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.

        A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed-income component and its convertibility component.

        More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the Investment Adviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The Investment Adviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the Investment Adviser believes such a Manufactured Convertible would better promote the Fund’s objective than alternative investments. For example, the Investment Adviser may combine an equity feature with respect to an issuer’s stock with a fixed income security of a different issuer in the same industry to diversify a Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, a Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.

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        The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event a Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity and which is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed-income securities outperform Treasury instruments.

        Warrants. The Global Allocation V.I. Fund, Value Opportunities V.I. Fund, American Balanced V.I. Fund, Basic Value V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund are each authorized to invest in warrants. A warrant gives its holder the option to purchase another security, usually stock, for a certain period of time at a set price. Buying a warrant does not make a Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.

        Securities of Smaller or Emerging Growth Companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. While such issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. Management believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. However, full development of these companies and trends frequently takes time.

        The securities of smaller or emerging growth companies will often be traded only in the over-the-counter (“OTC”) market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by a Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when in management’s judgment such disposition is not desirable or to make many small sales over a lengthy period of time.

        While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.

        Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. A Fund may invest in securities of small issuers in the relatively early stages of business development which have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.

        Equity securities of specific small cap issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate significantly during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

        Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.

        Precious Metal-Related Securities. The Global Allocation V.I. Fund may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals. Such securities may be purchased when they are believed to

8

be attractively priced in relation to the value of a company’s precious metal-related assets or when the values of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. Based on historical experience, during periods of economic or financial instability the securities of companies involved in precious metals may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies.

        The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, financial, social and political factors within South Africa may significantly affect South African gold production.

        The Global Allocation V.I. Fund may also invest in debt securities, preferred stock or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion. These securities are referred to herein as “asset-based securities.” While the market prices for an asset-based security and the related natural resource asset generally are expected to move in the same direction, there may not be perfect correlation in the two price movements. Asset-based securities may not be secured by a security interest in or claim on the underlying natural resource asset. The asset-based securities in which the Fund may invest may bear interest or pay preferred dividends at below market (or even at relatively nominal) rates. As an example, assume gold is selling at a market price of $300 per ounce and an issuer sells a $1,000 face amount gold-related note with a seven year maturity, payable at maturity at the greater of either $1,000 in cash or the then market price of three ounces of gold. If at maturity, the market price of gold is $400 per ounce, the amount payable on the note would be $1,200. Certain asset-based securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because the Fund presently does not intend to invest directly in natural resource assets, the Fund would sell the asset-based security in the secondary market, to the extent one exists, prior to maturity if the value of the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.

        Real Estate Related Securities. Although the Global Allocation V.I. Fund does not invest directly in real estate, it does invest in equity securities of issuers that are principally engaged in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

        In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”).

        Real Estate Investment Trusts (“REITs”). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified

9

geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs must also meet certain requirements under the Code to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and failing to maintain their exemptions from registration under the Investment Company Act. REITs are also subject to changes in the Code, including changes involving their tax status.

        REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

        Investing in REITs involves risks similar to those associated with investing in small capitalization companies, REITs may have limited financial resources, may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P Index of 500 Common Stocks. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

        Mortgage-Backed Securities. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to a Fund. The value of mortgage-backed securities, like that of traditional fixed-income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed-income securities because of their potential for prepayment without penalty. The price paid by a Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when a Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid.

        To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If a Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than do short-term securities, maturity extension risk could increase the inherent volatility of a Fund.

        Illiquid or Restricted Securities. Each Fund may invest up to 15% (10% in the case of the Domestic Money Market V.I. Fund) of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of the Fund to dispose of that investment in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund’s operations require cash, such as when a Fund redeems shares or pays dividends, and could result in a Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

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        Each Fund may invest in securities that are “restricted securities.” Restricted securities have contractual or legal restrictions on their resale and include “private placement” securities that the Funds may buy directly from the issuer. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

        Investments in high yield debt instruments, including high yield bonds, corporate loans or other privately placed securities, may result in a Fund receiving material nonpublic information (“inside information”) concerning the borrower or issuer. Receipt of inside information concerning a borrower or issuer may, under certain circumstances, prohibit the Fund or other funds or accounts managed by the same portfolio managers, from trading in the public securities of the borrower or issuer. Conversely, the portfolio managers for the Funds may, under certain circumstances, decline to receive inside information made available by the borrower or issuer in order to allow the Fund, or other funds or accounts managed by the same portfolio managers, to continue to trade in the public securities of such borrower or issuer.

        144A Securities. The Funds may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Board has determined to treat as liquid Rule 144A securities that are either freely tradable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Board. The Board has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board will carefully monitor the Funds’ investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

        Securities Lending. Each Fund may lend securities with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, each Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Each Fund receives the income on the loaned securities. Where each Fund receives securities as collateral, each Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where each Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, each Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. Each Fund is obligated to return the collateral to the borrower at the termination of the loan. Each Fund could suffer a loss in the event each Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, each Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. Each Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection

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with its loans. Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) or its affiliates and to retain an affiliate of each Fund as lending agent. See “Portfolio Transactions and Brokerage.”

        Borrowing and Leverage. Each Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% (20% in the case of the Domestic Money Market V.I. Fund) of its total assets (including the amount borrowed) and each Fund (other than the Domestic Money Market V.I. Fund) may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law, and may use borrowing to enable it to meet redemptions. The use of leverage by the Funds creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, that Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

        The Funds at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

        When-Issued and Delayed-Delivery Securities and Forward Commitments. Securities may be purchased on a when-issued basis or forward commitment basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. A Fund will establish a segregated account in connection with such transactions in which the Fund will deposit liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

        U.S. Government securities, agency securities and corporate debt obligations may be purchased on a forward commitment basis at fixed purchase terms with periods of up to 180 days between the commitment and settlement dates. The purchase will be recorded on the date a Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Investment Adviser deems it appropriate to do so. There can, of course, be no assurance that the judgments upon which these techniques are based will be accurate or that such techniques when applied will be effective. A Fund will enter into forward commitment arrangements only with respect to securities in which it may otherwise invest pursuant to its investment objectives and policies.

        Standby Commitment Agreements. The High Current Income V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Global Allocation V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Value V.I. Fund and International Value V.I. Fund may, from time to time, enter into standby commitment agreements. These agreements commit a Fund, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and

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price which is considered advantageous to the Fund. A Fund will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale that affect their marketability, will not exceed 10% (15% for the Global Allocation V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund) of its assets taken at the time of commitment or security. A Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

        There can be no assurance that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

        The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued and the value of the security will thereafter be reflected in the calculation of a Fund’s net asset value. If the security is issued, the cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

        Eurodollar and Yankeedollar Obligations. For temporary or defensive purposes, the American Balanced V.I., Global Allocation V.I., Utilities and Telecommunications V.I., International Value V.I., Large Cap Core V.I., Large Cap Growth V.I., Large Cap Value V.I. and Fundamental Growth V.I. Funds) may invest in obligations issued by foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations), by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations), or by foreign depository institutions and their foreign branches and subsidiaries (“foreign bank obligations”). Investment in such obligations may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign depository institutions and their foreign branches and subsidiaries, and foreign branches or subsidiaries of U.S. banks, may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a foreign depository institution, branch or subsidiary, or a U.S. branch or subsidiary of a foreign bank, than about a U.S. bank, and such institutions may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of Eurodollar and foreign bank obligations may be held outside of the United States, and a Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign bank obligations of the Fund held overseas will be held by foreign branches of the Custodian for the Fund or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

        Standard & Poor’s Depositary Receipts, DIAMONDS, etc. The American Balanced V.I. Fund, Global Allocation V.I. Fund, Index 500 V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the American Stock Exchange, Inc. (the “Exchange”) which represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component stocks of the Standard & Poor’s 500 Stock Index (the “S&P 500 Index”). SPDRs are listed on the Exchange and traded in the secondary market on a per-SPDR basis.

        These Funds also may invest in DIAMONDS. DIAMONDS are units of beneficial interest in an investment trust representing proportionate undivided interests in a portfolio of securities consisting of all the component common stocks of the Dow Jones Industrial Average (the “DJIA”). DIAMONDS are listed on the Exchange and may be traded in the secondary market on a per-DIAMONDS basis.

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        SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. DIAMONDS are designed to provide investors with investment results that generally correspond to the price and yield performance of the component common stocks of the DJIA. The value of both SPDRs and DIAMONDS are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs and DIAMONDS involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs and/or DIAMONDS invested in by a Fund. Moreover, a Fund’s investment in SPDRs and/or DIAMONDS may not exactly match the performance of a direct investment in the component common stocks of the S&P 500 Index or the DJIA. Additionally, the respective investment trusts may not fully replicate the performance of their respective benchmark indices due to the temporary unavailability of certain index securities in the secondary market or due to other extraordinary circumstances, such as discrepancies between each of the investment trusts and the indices with respect to the weighting of securities or the number of, for example, larger capitalized stocks held by an index and each of the investment trusts.

        These Funds also may invest in units of other investment trusts each of which represents an interest in a portfolio of securities consisting of all or substantially all of the securities of another well known index.

Short Sales

        The American Balanced V.I., Core Bond V.I., Government Bond V.I., High Current Income V.I. and Value Opportunities V.I. Funds may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. When a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Funds may have to pay a fee to borrow particular securities and are often obligated to turn over any payments received on such borrowed securities to the lender of the securities.

        The Funds secure their obligations to replace the borrowed security by depositing collateral with the broker-dealer, usually in cash, U.S. Government securities or other liquid securities similar to those borrowed. With respect to uncovered short positions, a Fund is required to segregate similar collateral if necessary, to the extent that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value for the security sold short. Depending on arrangements made with the broker-dealer from which the Fund borrowed the security, regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

        Because making short sales in securities that it does not own exposes the Funds to risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Funds make short sales in securities that increase in value, it will likely under perform similar mutual funds that do not make short sales in securities they do not own. The Funds will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. There can be no assurance that the Funds will be able to close out a short sale position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold.

        The Funds may also make short sales “against the box” without being subject to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

Derivative Instruments

        Certain Funds may invest in derivative instruments, including indexed and inverse securities, options, futures, options on futures, swaps and purchase and sell foreign exchange. Transactions involving such instruments expose these Funds to certain risks and potential for gain or loss. Each Fund’s use of these instruments and the associated risks are described in detail below.

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Indexed and Inverse Securities

        Each Fund may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an “index”). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the current value of an interest rate index (such as the prime rate or federal funds rate), a securities index (such as the Standard & Poor’s 500 Index (the “S&P 500”) or a more narrowly-focused index such as the AMEX Oil & Gas Index) or a basket of securities, or based on the relative changes of two indices. In addition, American Balanced V.I. Fund, Basic Value V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Value Opportunities V.I. Fund, Utilities and Telecommunications V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund may invest in securities the potential return of which is based inversely on the change in an index. For example, these Funds may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. If the Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

        Certain indexed and inverse securities may have the effect of providing investment leverage because the rate of interest or amount of principal payable increases or decreases at a rate that is a multiple of the changes in the relevant index. As a consequence, the market value of such securities may be substantially more volatile than the market values of other debt securities. The Company believes that indexed and inverse securities may provide portfolio management flexibility that permits Funds to seek enhanced returns, hedge other portfolio positions or vary the degree of portfolio leverage with greater efficiency than would otherwise be possible under certain market conditions.

Options on Securities and Securities Indices

        Types of Options. A Fund may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter (“OTC”) markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions” below.

        Purchasing Options. The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, Value Opportunities V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund are each authorized to purchase put options on securities held in its portfolio or securities indices that are correlated with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the “option premium”) the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

        The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Large Cap Core V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, Utilities and Telecommunications V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Value Opportunities V.I. Fund, and Large Cap Value V.I. Fund are each authorized to purchase call options on securities it intends to purchase or securities or interest rate indices the performance of which are substantially correlated with the performance of the types of securities it intends to purchase. When a Fund purchases a call option, in consideration

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for the option premium the Fund acquires a right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities or interest rate index increases beyond a specified level on or before the expiration date, in the case of an option on a securities or interest rate index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event the Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium.

        Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

        Writing Options. The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Value Opportunities V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund are each authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When a Fund writes a call option, in return for an option premium, the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write call options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, the Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

        The American Balanced V.I. Fund, Basic Value V.I. Fund, Value Opportunities V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund each may also write put options on securities or securities indices. When the Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. The Fund may write put options to earn income, through the receipt of option premiums. In the event the party to which the Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. The Fund will write a put option on a security or a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options — for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a “spread”).

        Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

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        A Fund may also write call or put options that are “covered.” A call or put option will be considered covered if the Fund has segregated assets with respect to such option in the manner described in “Risk Factors in Options, Futures, and Currency Instruments” below. A call option will also be considered covered if a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of an option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

Futures

        The American Balanced V.I. Fund, Basic Value V.I. Fund, Value Opportunities V.I. Fund, Core Bond V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Index 500 V.I. Fund, Global Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Core V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund may each engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day.

        The sale of a futures contract limits a Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

        The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

        Each Fund’s Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. The Investment Adviser is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA and each Fund is operated so as not to be deemed to be a “commodity pool” under the regulations of the Commodity Futures Trading Commission.

Swaps

        Each Fund other than Domestic Money Market V.I. Fund may enter into swap agreements, including interest rate and index swap agreements. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount”, i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counter party will be covered by marking as segregated cash, U.S. government securities, equity securities or other liquid, unencumbered assets, marked-to-market daily, to avoid any potential leveraging of a

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Fund’s portfolio. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of a Fund’s assets.

        A Fund may also enter into credit default swap agreements. The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the “par value” (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps may involve more risk than if a Fund had invested in the reference obligation directly.

        Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Restrictions imposed by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

        Credit Default Swap Agreements and Similar Instruments. Certain Funds may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. The credit default swap agreement or a similar instrument may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, a Fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.

        Credit default swaps and similar instruments involve greater risks than if a Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risks. A Fund will enter into credit default swap agreements and similar instruments only with counterparties who are rated investment grade quality by at least one nationally recognized statistical rating organization at the time of entering into such transaction or whose creditworthiness is believed by the Investment Adviser to be equivalent to such rating. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When a Fund acts as a seller of a credit default swap or a similar instrument, it is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.

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        Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

        Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay to the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

        Total Return Swap Agreements

        Certain Funds may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

        Total return swap agreements are subject to the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of cash or liquid instruments having an aggregate net asset value at least equal to the accrued excess will be segregated by the Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis, and the full amount of the Fund’s obligations will be segregated by the Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or is to receive under the total return swap agreement.

        Foreign Exchange Transactions

        The Basic Value V.I. Fund, Core Bond V.I. Fund, Value Opportunities V.I. Fund, International Value V.I. Fund, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund, Global Growth V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund, American Balanced V.I. Fund and Large Cap Value V.I. Fund may each engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

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        Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. A Fund will enter into foreign exchange transactions only for purposes of hedging either a specific transaction or a portfolio position. A Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. A Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. A Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis.

        The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See “Futures” above.

        The Funds authorized to engage in Currency Instrument transactions may also hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” above and “Additional Risk Factors of OTC Transactions” below.

        No Fund will speculate in Currency Instruments. Accordingly, a Fund will not hedge a currency in excess of the aggregate market value of the securities which it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. A Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). The Fund will only enter into a cross-hedge if the Investment Adviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged. There can be no assurance that a fund will be able to enter into hedging transactions or that such transactions, if attempted, will be effective.

        Risk Factors in Hedging Foreign Currency Risks. While a Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the net asset value of the Fund’s shares, the net asset value of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that a Fund hedges against anticipated currency movements which do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, a Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when adverse movements in currency exchange rates occur.

        It may not be possible for a Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available or cost-effective (such as certain developing markets) and it is not possible to engage in effective foreign currency hedging.

Risk Factors in Derivative Instruments

        Use of derivatives for hedging purposes involves the risk of imperfect correlation in movements in the value of the derivatives and the value of the instruments being hedged. If the value of the derivatives moves more or

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less than the value of the hedged instruments, a Fund will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

        Each Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions.” However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

        Certain transactions in derivatives (e.g., forward foreign exchange transactions, futures transactions, sales of put options) may expose a Fund to potential losses which exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will segregate liquid securities with a value at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Strategic Instruments

        Certain derivatives traded in OTC markets, including indexed securities, OTC options, and swaps, may involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

        The staff of the SEC has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. Each Fund has therefore adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Fund, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Fund and margin deposits on the Fund’s outstanding OTC options exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Fund to a dealer in U.S. government securities recognized as a “primary dealer” by the Federal Reserve Bank of New York and the Fund has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s exercise price).

        Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Additional Limitations on the Use of Derivatives

        No Fund may use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Risks of High Yield Securities

        The American Balanced V.I. Fund, Core Bond V.I. Fund, Global Allocation V.I. Fund and High Current Income V.I. Fund may invest a portion of their assets in high yield, high risk securities or junk bonds, which are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest.

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Investment in such securities involves substantial risk. Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher-rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During recessionary periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer’s ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer’s inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer. While the high yield securities in which the High Current Income V.I. Fund may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after a Fund purchases a particular security, in which case a Fund may experience losses and incur costs.

        High yield securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividend to shareholders.

        High yield securities tend to be more volatile than higher-rated fixed-income securities, so that adverse economic events may have a greater impact on their prices and yields than on higher-rated fixed-income securities. Zero coupon bonds and bonds which pay interest and/or principal in additional bonds rather than in cash are especially volatile. Like higher-rated fixed-income securities, junk bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in this market, which may be less liquid than the market for higher-rated fixed-income securities, even under normal economic conditions. Also, there may be significant disparities in the prices quoted for such bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market, and may cause the prices a Fund receive for their junk bonds to be reduced, or a Fund may experience difficulty in liquidating a portion of its portfolio when necessary to meet the Fund’s liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. Under such conditions, judgement may play a greater role in valuing certain of each Fund’s portfolio securities than in the case of securities trading in a more liquid market.

        Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the net asset value of a Fund. In addition, each Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or to participate in the restructuring of the obligation.

        Sovereign Debt. The junk bonds in which the American Balanced V.I. Fund, Core Bond V.I. Fund, Global Allocation V.I. Fund and High Current Income V.I. Fund may invest include junk bonds issued by sovereign entities. Investment in such sovereign debt involves a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity’s willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity’s policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds to the governmental entity, which may further impair such debtor’s ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt.

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        Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies available to a Fund and there can be no assurance a Fund will be able to collect on defaulted sovereign debt in whole or in part.

        Investment in Other Investment Companies. Each Fund may invest in other investment companies, including exchange traded funds. In accordance with the Investment Company Act, a Fund may invest up to 10% of its total assets in securities of other investment companies. In addition, under the Investment Company Act a Fund may not own more than 3% of the total outstanding voting stock of any investment company and not more than 5% of the value of the Fund’s total assets may be invested in securities of any investment company. Each Fund has received an exemptive order from the Commission permitting it to invest in affiliated registered money market funds and in an affiliated private investment company without regard to such limitations, provided however, that in all cases the Fund’s aggregate investment of cash in shares of such investment companies shall not exceed 25% of the Fund’s total assets at any time. As with other investments, investments in other investment companies are subject to market and selection risk. In addition, if a Fund acquires shares in investment companies, shareholders would bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of such investment companies (including management and advisory fees). Investments by a Fund in wholly owned investment entities created under the laws of certain countries will not be deemed an investment in other investment companies.

U.S. Government Securities

        The Domestic Money Market V.I. Fund and the Government Bond V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in the various types of marketable securities issued by or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the U.S. Treasury. U.S. Treasury obligations differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

U.S. Government Agency Securities

        The Domestic Money Market V.I. Fund and the Government Bond V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in government agency securities, which are debt securities issued by government sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the Treasury but involve government sponsorship or guarantees by government agencies or enterprises. The Funds may invest in all types of government agency securities currently outstanding or to be issued in the future.

Depositary Institutions Money Instruments

        The Domestic Money Market V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in depositary institutions money instruments, such as certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances, time deposits and bank notes. Certificates of deposit are generally short-term, interest-bearing negotiable certificates issued by commercial banks, savings banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity, usually at 30, 90 or 180 day intervals (“coupon dates”), based upon a specified market rate. As a result of these adjustments, the interest rate on these obligations may be increased or decreased periodically. often, dealers selling variable rate certificates of deposit to the Funds agree to repurchase such instruments, at the Funds’ option, at par on the coupon dates. The dealers’ obligations to repurchase these instruments are subject to conditions imposed by the various dealers; such conditions typically are the continued credit standing of the issuer and the existence of reasonably orderly market conditions. The Funds are also able to sell variable rate certificates of deposit in the secondary market. Variable rate certificates of deposit normally carry a higher interest rate than comparable fixed rate certificates of deposit because variable rate certificates of deposit generally have a longer stated maturity than comparable fixed rate certificates of deposit. As a matter of policy, the Domestic Money Market V.I. Fund will invest only in these types of instruments issued/guaranteed by U.S. issuers.

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        A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

        For temporary or defensive purposes, each Fund may invest in certificates of deposit and bankers’ acceptances issued by foreign branches or subsidiaries of U.S. banks (“Eurodollar” obligations) or U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations). The Fund may invest only in Eurodollar obligations which by their terms are general obligations of the U.S. parent bank and meet the other criteria discussed below. Yankeedollar obligations in which the Fund may invest must be issued by U.S. branches or subsidiaries of foreign banks which are subject to state or federal banking regulations in the U.S. and by their terms must be general obligations of the foreign parent. In addition, the Fund will limit its investments in Yankeedollar obligations to obligations issued by banking institutions with more than $1 billion in assets.

        For temporary or defensive purposes, Global Allocation V.I. Fund, Utilities and Telecommunications V.I. Fund and Large Cap Core V.I. Fund may also invest in U.S. dollar-denominated obligations of foreign depository institutions and their foreign branches and subsidiaries, such as certificates of deposit, bankers’ acceptances, time deposits and deposit notes. The obligations of such foreign branches and subsidiaries may be the general obligation of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligation or by government regulation.

        Except as otherwise provided above with respect to investment in Yankeedollar and other foreign bank obligations, no Fund may invest in any bank money instrument issued by a commercial bank or a savings and loan association unless the bank or association is organized and operating in the United States, has total assets of at least $1 billion and its deposits are insured by the Federal Deposit Insurance Corporation (the “FDIC”); provided that this limitation shall not prohibit the investment of up to 10% of the total assets of a Fund (taken at market value at the time of each investment) in certificates of deposit issued by banks and savings and loan associations with assets of less than $1 billion if the principal amount of each such certificate of deposit is fully insured by the FDIC.

Short-Term Debt Instruments

        The Domestic Money Market V.I. Fund (and, for temporary or defensive purposes, each other Fund) may invest in commercial paper (including variable amount master demand notes and insurance company funding agreements), which refers to short-term, unsecured promissory notes issued by corporations, partnerships, trusts and other entities to finance short-term credit needs and by trusts issuing asset-backed commercial paper. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes, whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Because variable amount master notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded and there is no secondary market for the notes. Typically, agreements relating to such notes provide that the lender may not sell or otherwise transfer the note without the borrower’s consent. Such notes provide that the interest rate on the amount outstanding is adjusted periodically, typically on a daily basis, in accordance with a stated short-term interest rate benchmark. Because the interest rate of a variable amount master note is adjusted no less often than every 60 days and since repayment of the note may be demanded at any time, the Investment Adviser values such a note in accordance with the amortized cost basis described under “Determination of Net Asset Value” in the Statement of Additional Information.

        The Domestic Money Market V.I. Fund may also invest in nonconvertible debt securities issued by entities or asset-backed nonconvertible debt securities issued by trusts (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at date of settlement. Short-term debt securities with a remaining maturity of less than one year tend to become extremely liquid and are traded as money market securities. For a discussion of the ratings requirements of the Funds portfolio securities, see “Portfolio Restrictions” in the Prospectus to the Domestic Money Market V.I. Fund.

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        For temporary or defensive purposes, Global Allocation V.I. Fund, Core Bond V.I. Fund and Utilities and Telecommunications V.I. Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in this Statement of Additional Information in connection with investments in Eurodollar, Yankeedollar and foreign bank obligations.

Repurchase Agreements

        Repurchase Agreements; Purchase and Sale Contracts. Each Fund may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Under a repurchase agreement, the seller agrees, upon entering into the contract with the Fund, to repurchase a security (typically a security issued or guaranteed by the U.S. government) at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed yield for the Fund insulated from fluctuations in the market value of the underlying security during such period, although, to the extent the repurchase agreement is not denominated in U.S. dollars, the Fund’s return may be affected by currency fluctuations. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, a primary dealer in U.S. government securities or an affiliate thereof. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts, unlike repurchase agreements, allocate interest on the underlying security to the purchaser during the term of the agreement and generally do not require the seller to provide additional securities in the event of a decline in the market value of the purchased security during the term of the agreement. If the seller were to default on its obligation to repurchase a security under a repurchase agreement or purchase and sale contract and the market value of the underlying security at such time was less than the Fund had paid to the seller, the Fund would realize a loss. Repurchase agreements maturing in more than seven days will be considered “illiquid securities.” The Domestic Money Market V.I. Fund will not enter into repurchase agreements maturing in more than 30 days.

        Reverse Repurchase Agreements. The Domestic Money Market V.I. Fund, Core Bond V.I. Fund and Government Bond V.I. Fund may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date, and interest payment. The Funds will use the proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The Funds will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. A separate account of the Funds will be established consisting of cash or liquid securities having a market value at all times at least equal in value to the proceeds received on any sale subject to repurchase plus accrued interest.

Insurance Law Restrictions

        In order for shares of the Funds to remain eligible investments for the Separate Accounts, it may be necessary, from time to time, for a Fund to limit its investments in certain types of securities in accordance with the insurance laws or regulations of the various states in which the Contracts are sold.

        The New York insurance law requires that investments of each Fund be made with the degree of care of an “ordinarily prudent person.” The Investment Adviser believes that compliance with this standard will not have any negative impact on the performance of any of the Funds.

Other Considerations

        The Investment Adviser will use its best efforts to assure that each Fund complies with certain investment limitations of the Internal Revenue Service to assure favorable income tax treatment for the Contracts. It is not expected that such investment limitations will materially affect the ability of any Fund to achieve its investment objective.

Suitability

        The economic benefit of an investment in any Fund depends upon many factors beyond the control of the Fund, the Company, the Investment Adviser and its affiliates. Each Fund should be considered a vehicle for diversification and not as a balanced investment program. The suitability for any particular investor of a purchase of shares in a Fund will depend upon, among other things, such investor’s investment objectives and such investor’s ability to accept the risks associated with investing in securities, including the risk of loss of principal.

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INVESTMENT RESTRICTIONS

        The Company has adopted the following fundamental and non-fundamental restrictions and policies relating to the investment of the assets of the Funds and their activities. The fundamental policies set forth below may not be changed without the approval of the holders of a majority of the outstanding voting shares of each Fund affected (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares present at a meeting at which more than 50% of the outstanding shares of the affected Fund are represented or (ii) more than 50% of the outstanding shares of the affected Fund). The investment objective of each Fund is non-fundamental, and as such, may be changed by the Company’s Board of Directors without shareholder approval, except that the investment objectives of the American Balanced V.I. Fund, International Value V.I. Fund and Large Cap Growth V.I. Fund are fundamental, and as such may not be changed without the approval of the holders of a majority of the outstanding shares of each such Fund.

Restrictions Applicable to the Domestic Money Market V.I. Fund

        The Domestic Money Market V.I. Fund may not purchase any security other than money market and other securities described under “Investment Objectives and Policies” in the Domestic Money Market V.I. Fund’s Prospectus. In addition, the Domestic Money Market V.I. Fund may not purchase securities of foreign issuers (including Eurodollar and Yankeedollar obligations). In addition, the Domestic Money Market V.I. Fund may not:

(1) invest more than 10% of its total assets (taken at market value at the time of each investment) in the securities (other than U.S. Government or government agency securities) of any one issuer (including repurchase agreements with any one bank) except that up to 25% of the value of the Fund’s total assets may be invested without regard to such 10% limitation.

(2) alone, or together with any other Fund or Funds, make investments for the purpose of exercising control or management.

(3) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization.

(4) purchase or sell interests in oil, gas or other mineral exploration or development programs, commodities, commodity contracts or real estate, except that the Fund may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interest therein.

(5) purchase any securities on margin except that the Company may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

(6) make short sales of securities or maintain a short position or write, purchase or sell puts, calls, straddles, spreads or combination thereof.

(7) make loans to other persons; provided that the Fund may purchase money market securities or enter into repurchase agreements; lend securities owned or held by it pursuant to (8) below; and provided further that for purposes of this restriction the acquisition of a portion of an issue of publicly distributed bonds, debentures or other corporate debt securities or of government obligations, short-term commercial paper, certificates of deposit and bankers’ acceptances shall not be deemed the making of a loan.

(8) lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, provided that such loans are made according to the guidelines set forth below and the guidelines of the SEC and the Company’s Board of Directors, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned.

(9) borrow amounts in excess of 20% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes. The borrowing provisions shall not apply to reverse repurchase agreements. Usually only “leveraged” investment companies may borrow in excess of 5% of their assets; however, the Fund will not borrow to increase income but only to meet redemption requests which might otherwise require untimely dispositions of portfolio securities. The Fund will not purchase securities while borrowings are outstanding.

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(10) mortgage, pledge, hypothecate or in any manner transfer (except as provided in (8) above), as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in (9) above, and then such mortgaging, pledging or hypothecating may not exceed 25% of the Fund’s total assets, taken at market value at the time thereof. Although the Fund has the authority to mortgage, pledge or hypothecate more than 10% of its total assets under this investment restriction (10), as a matter of operating policy, the Fund will not mortgage, pledge or hypothecate in excess of 10% of total net assets.

(11) act as an underwriter of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

(12) purchase, either alone or together with any other Fund or Funds, more than 10% of the outstanding securities of an issuer except that such restriction does not apply to U.S. Government or government agency securities, bank money instruments or repurchase agreements.

(13) invest in securities (except for repurchase agreements or variable amount master notes) with legal or contractual restrictions on resale or for which no readily available market exists or in securities of issuers (other than issuers of government agency securities) having a record, together with predecessors, of less than three years of continuous operation if, regarding all such securities, more than 10% of its total assets (taken at market value) would be invested in such securities.

(14) enter into repurchase agreements if, as a result thereof, more than 10% of the Fund’s total assets (taken at market value at the time of each investment) would be subject to repurchase agreements maturing in more than seven days.

(15) enter into reverse repurchase agreements if, as a result thereof, the Fund’s obligations with respect to reverse repurchase agreements would exceed one-third of the Fund’s net assets (defined to be total assets, taken at market value, less liabilities other than reverse repurchase agreements).

(16) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (other than U.S. Government securities, government agency securities or bank money instruments).

Restrictions Applicable to each of the Funds (Except the Domestic Money Market V.I. Fund)

        Under the Funds’ fundamental investment restrictions, none of the Funds (unless noted otherwise below) may:

1. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.(1)

2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).(2)

3. Make investments for the purpose of exercising control or management.(3)

4. Purchase or sell real estate, except that the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time.(9)

6. Issue senior securities to the extent such issuance would violate applicable law.

7. Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such

27

short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.(4)

8. Underwrite securities of other issuers except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

9. Purchase or sell commodities or contracts on commodities, except to the extent the Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

        Under the Funds’ non-fundamental investment restrictions, which may be changed by the Board of Directors without shareholder approval, none of the Funds (unless noted otherwise below) may:

a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law or as may be permitted in the Prospectus or this Statement of Additional Information. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time its shares are owned by another investment company that is part of the same group of investment companies as the Fund.

b. Make short sales of securities or maintain a short position, except to the extent permitted under the Prospectus and Statement of Additional Information for the American Balanced V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Government Bond V.I. Fund and Value Opportunities V.I. Fund and by applicable law. No Fund, other than the American Balanced V.I. Fund, Core Bond V.I. Fund, High Current Income V.I. Fund, Government Bond V.I. Fund and Value Opportunities V.I. Fund, currently intends to engage in short sales or maintain a short position, except for short sales “against the box,” and Global Allocation V.I. Fund may make short sales that are covered by securities convertible or exchangeable into the security which is being sold short.(5)

c. Invest in securities which cannot be readily resold or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act and determined to be liquid by the Board of Directors of the Company are not subject to the limitations set forth in this investment restriction.

d. Invest in warrants if, at the time of acquisition, its investments in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund’s total assets; included within such limitation, but not to exceed 2% of the Fund’s total assets, are warrants which are not listed on the New York Stock Exchange or American Stock Exchange or a major foreign exchange. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.(6)

e. Purchase or retain the securities of any issuer, if those individual officers and directors of the Company, the officers and general partner of the Investment Adviser, the directors of such general partner or the officers and directors of any subsidiary thereof each owning beneficially more than one-half of one percent of the securities of such issuer own in the aggregate more than 5% of the securities of such issuer.(6)

f. Invest in real estate limited partnership interests or interests in oil, gas or other mineral leases, or exploration or development programs, except that the Fund may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities.(6)

g. Write, purchase or sell puts, calls, straddles, spreads or combinations thereof, except to the extent permitted in the Prospectus and Statement of Additional Information, as they may be amended from time to time.

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h. Notwithstanding fundamental investment restriction number 7 above, borrow amounts in excess of 5% (20% in the case of the Fundamental Growth V.I. Fund, 10% in the case of the Global Allocation V.I. Fund and Government Bond V.I. Fund, and 33 1/3% in the case of the Global Growth V.I. Fund, International Value V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund) of the total assets of the Fund, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares; provided, however, that the Large Cap Core V.I. Fund and Large Cap Value V.I. Fund also may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.(7)

i. Pledge greater than 10% of its total assets, taken at market value at the time of the pledge. For the purpose of this restriction, collateral arrangements with respect to (i) transactions in options, foreign currency contracts, futures contracts and options on futures contracts and (ii) initial and variation margin are not deemed to be a pledge of assets.(8)

j. Lend its portfolio securities in excess of 331/3% of its total assets, taken at market value, at the time of the loan.

k. In the case of each of the American Balanced V.I. Fund, Basic Value V.I. Fund, Small Cap Value V.I. Fund, High Current Income V.I. Fund, Core Bond V.I. Fund, Large Cap Core V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund, invest in the securities of foreign issuers, except that each such Fund may invest in securities of foreign issuers if at the time of acquisition no more than 10% (20% in the case of American Balanced V.I. Fund, 25% in the case of Basic Value V.I. Fund and Core Bond V.I. Fund, 30% in the case of High Current Income V.I. Fund and Value Opportunities V.I. Fund, and no limit in the case of International Value V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund, and Utilities & Telecommunications V.I. Fund) of its total assets, taken at market value at the time of the investment, would be invested in such securities. Consistent with the general policy of the SEC, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer’s securities are principally traded, or (iii) a country in which the issuer derives a significant proportion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated. See “Other Portfolio Strategies-Foreign Securities” in the Prospectus.

(1)	The Index 500 V.I. Fund is classified as non-diversified investment companies under the Investment Company Act, and. therefore. this restriction is not applicable to that Fund.

(2)	For purposes of this restriction, states, municipalities and their political subdivisions are not considered to be part of any industry. In addition, this restriction will not restrict the Utilities and Telecommunications V.I. Fund, under normal circumstances, from investing 80% or more of its total assets in equity and debt securities issued by domestic and foreign companies in the utilities industries (i.e., electricity, telecommunications, gas or water). For purposes of this restriction, each Fund uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries.

(3)	In the case of the Global Allocation V.I. Fund, American Balanced V.I. Fund, Basic Value V.I. Fund, International Value V.I. Fund, Utilities & Telecommunications V.I. Fund, Value Opportunities V.I. Fund, Global Growth V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund, investments in wholly-owned investment entities created under the laws of certain countries will not be deemed to be the making of investments for the purpose of exercising control or management.

(4)	With respect to restriction 7(i), International Value V.I. Fund and Large Cap Growth V.I. Fund may borrow from entities other than banks.

(5)	The American Balanced V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund, High Current Income V.I. Fund, Government Bond V.I. Fund, Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund, Utilities & Telecommunications V.I. Fund and Value Opportunities V.I. Fund may maintain short positions in forward currency contracts, options, futures contracts and options on futures contracts.

(6)	This restriction is not applicable to the Global Allocation V.I. Fund, International Value V.I. Fund, Global Growth V.I. Fund, Large Cap Growth V.I. Fund, Fundamental Growth V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund.

(7)	In addition, the American Balanced V.I., Basic Value V.I., International Value V.I., Value Opportunities V.I., Global Allocation V.I., High Current Income V.I., Core Bond V.I., Large Cap Core V.I., Large Cap Value V.I. and Fundamental Growth V.I. Funds will not purchase securities while borrowings are outstanding, (a) to honor prior commitments or (b) to exercise subscription rights where outstanding borrowings have been obtained exclusively for settlements of other securities transactions. The Global Allocation V.I., Utilities and Telecommunications V.I., Global Growth V.I., Large Cap Growth V.I., Large Cap Core V.I. and Large Cap Value V.I. Funds will not purchase securities while borrowings in excess of 5% of its total assets are outstanding.

(8)	The Global Growth V.I. Fund, Fundamental Growth V.I. Fund, International Value V.I. Fund, Large Cap Growth V.I. Fund, Large Cap Core V.I. Fund and Large Cap Value V.I. Fund are permitted to pledge their assets to secure borrowings.

(9)	With respect to restriction 5, International Value V.I. Fund and Large Cap Growth V.I. Fund may also make loans as permitted by an exemptive order issued to the Fund by the Securities and Exchange Commission.

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        In addition, (i) the American Balanced V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) (“Net Assets”) in U.S. Securities, (ii) the Core Bond V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed-income securities, (iii) the Government Bond V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in fixed-income securities issued or guaranteed by the U.S. Treasury or U.S. government agencies and instrumentalities, (iv) the Index 500 V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in the common stocks represented in the S&P 500 Index and in derivative instruments linked to the S&P 500, (v) the Large Cap Core V.I. Fund, Large Cap Growth V.I. Fund and Large Cap Value V.I. Fund each has adopted a non-fundamental policy to invest under normal circumstances, at least 80% of its Net Assets in equity securities of large cap companies as defined in the Prospectus, (vi) the Value Opportunities V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in equity securities of small companies as defined by the Fund and (vii) the Utilities and Telecommunications V.I. Fund has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of its Net Assets in a diversified portfolio of equity and debt securities issued by utility companies as defined by the Fund (which includes telecommunications companies) without providing the shareholders of any such Fund with at least 60 days prior notice of any change in the relevant Fund’s non-fundamental policy described in the preceding sentence.

        In addition, to comply with tax requirements for qualification as a “regulated investment company,” each Fund’s investments will be limited in a manner such that, at the close of each quarter of each fiscal year, (a) no more than 25% of each Fund’s total assets are invested in the securities of a single issuer, and (b) with regard to at least 50% of each Fund’s total assets, no more than 5% of its total assets are invested in the securities of a single issuer. For purposes of this restriction, each Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues securities on behalf of a private entity a separate issuer, except that if the security is backed only by the assets and revenues of a non-governmental entity then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer. These tax-related limitations may be changed by the Board of Directors of each Fund to the extent necessary to comply with changes to the Federal tax requirements.

        Except with respect to restriction 7, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

Over-The-Counter Options

        The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Company has adopted an investment policy pursuant to which it will not purchase or sell OTC options if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by a Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund’s existing OTC options on futures contracts exceeds 15% of the total assets of the Fund, taken at market value, together with all other assets of the Fund which are illiquid or are not otherwise readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying security minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Directors of the Company without the approval of the Company’s shareholders. However, the Company will not change or modify this policy prior to the change or modification by the SEC staff of its position.

30

MANAGEMENT OF THE COMPANY

Directors and Officers

        The Directors of the Company consist of seven individuals, six of whom are not “interested persons” of the Company as defined in the Investment Company Act (the “non-interested Directors”). The Directors are responsible for the oversight of the operations of the Company and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

        Each non-interested Director is a member of the Company’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation and oversight of the Company’s independent accountants, including the resolution of disagreements regarding financial reporting between Company management and such independent accountants. The Audit Committee’s responsibilities include, without limitation, to (i) review with the independent accountants the arrangements for and scope of annual and special audits and any other services provided by the independent accountants to the Company; (ii) discuss with the independent accountants certain matters relating to the Company’s financial statements, including any adjustment to such financial statements recommended by such independent accountants or any other results of any audit; (iii) ensure that the independent accountants submit on a periodic basis a formal written statement with respect to their independence, discuss with the independent accountants any relationships or services disclosed in the statement that may impact the objectivity and independence of the Company’s independent accountants and recommend that the Board take appropriate action in response thereto to satisfy itself of the independent accountants’ independence; and (iv) consider the comments of the independent accountants with respect to the quality and adequacy of the Company’s accounting and financial reporting policies and practices and internal controls and Company management’s responses thereto. The Board of the Company has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. The Audit Committee met four times during the fiscal year ended December 31, 2005.

        The company also has a Nominating Committee, which consists of three of the non-interested Directors; Herbert I. London, Roberta Cooper Ramo and Robert S. Salomon, Jr. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Directors of the Company and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Company’s non-interested Directors, the Nominating Committee may consider nominations for the office of Director made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Company that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee met three times during the Company’s fiscal year ended December 31, 2005.

        Biographical Information. Certain biographical and other information relating to the non-interested Directors of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of investment companies overseen in the complex of funds advised by the Investment Adviser, Fund Asset Management, L.P. (“FAM”), and their affiliates (“MLIM/FAM-advised funds”) and any public directorships.

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
James H. Bodurtha (62)***	Director	Director since 2002	Director, The China Business Group, Inc., since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Partner, Squire, Sanders & Dempsey from 1980 to 1993.	39 registered investment companies consisting of 59 portfolios	None

Kenneth A. Froot (48)	Director	Director since 2005	Professor, Harvard University since 1992; Professor, Massachusetts Institute of Technology from 1986 to 1992.	39 registered investment companies consisting of 59 portfolios	None

31

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
Joe Grills (71)***	Director	Director since 1994	Member of the Committee of Investment of Employee Benefit Assets of the Association of Financial Professionals (“CIEBA”) since 1986; Member of CIEBA’s Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation (“IBM”) and Chief Investment Officer of IBM Retirement Funds from 1986 until 1993; Member of the Investment Advisory Committee of the State of New York Common Retirement Fund since 1989; Member of the Investment Advisory Committee of the Howard Hughes Medical Institute from 1997 to 2000; Director, Duke University Management Company from 1992 to 2004, Vice Chairman thereof from 1998 to 2004, and Director Emeritus since 2004; Director, LaSalle Street Fund from 1995 to 2001; Director, Kimco Realty Corporation since 1997; Member of the Investment Advisory Committee of the Virginia Retirement System since 1998, Vice Chairman thereof since 2002 to 2005 and Chairman thereof since 2005; Director, Montpelier Foundation since 1998 and Vice Chairman since 2000; Member of the Investment Committee of the Woodberry Forest School since 2000; Member of the Investment Committee of the National Trust for Historic Preservation since 2000.	39 registered investment companies consisting of 59 portfolios	Kimco Realty Corporation

Herbert I. London (67)	Director	Director since 2002	John M. Olin Professor of Humanities, New York University since 1993 and Professor thereof since 1980; President, Hudson Institute since 1997 and Trustee thereof since 1980; Dean, Gallatin Division of New York University from 1976 to 1993; Distinguished Fellow, Herman Kahn Chair, Hudson Institute from 1984 to 1985; Director, Damon Corporation from 1991 to 1995; Overseer, Center for Naval Analyses from 1983 to 1993.	39 registered investment companies consisting of 59 portfolios	None

Roberta Cooper Ramo (63)	Director	Director since 2002	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. since 1993. President, American Bar Association from 1995 to 1996 and Member of the Board of Governors thereof from 1994 to 1997; Shareholder, Poole, Kelly & Ramo, Attorneys at Law, P.C. from 1977 to 1993; Director of ECMC Group (service provider of services to students, schools and lenders) since 2001; Director, United New Mexico Bank (now Wells Fargo) from 1983 to 1988; Director, First National Bank of New Mexico (now Wells Fargo) from 1975 to 1976; Vice President, American Law Institute since 2004.	39 registered investment companies consisting of 59 portfolios	None

32

Name, Address* and Age of Director	Position(s) Held with the Company	Term of Office** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
Robert S. Salomon, Jr. (69)	Director	Director since 1997	Principal of STI Management (investment adviser) since 1994; Chairman and CEO of Salomon Brothers Asset Management from 1992 until 1995; Chairman of Salomon Brothers Equity Mutual Funds from 1992 until 1995; regular columnist with Forbes Magazine from 1992 to 2002; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 until 1991; Trustee, Commonfund from 1980 to 2001.	39 registered investment companies consisting of 59 portfolios	None

*	The address of each non-interested Director is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**	Each Director serves until his or her successor is elected and qualified, or until his or her death or resignation, or removal as provided in the Company’s by-laws or charter or by statute, or until December 31 of the year in which he or she turns 72.
***	Co-Chairman of the Board of Directors and the Audit Committee.

        Certain biographical and other information relating to the Director who is an officer and an “interested person” of the Company as defined in the Investment Company Act (the “interested Director”) and the other officers of the Company is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of MLIM/FAM-advised funds overseen and any public directorships held.

Name, Address* and Age	Position(s) Held with the Company	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
Robert C. Doll, Jr. (51)***	President, Director and Portfolio Manager	President and Director since 2005****	President of the MLIM/FAM-advised Funds since 2005; President of FAM and the Investment Adviser since 2001; Co-Head (Americas Region) of FAM and the Investment Adviser from 2000 to 2001 and Senior Vice President thereof from 1999 to 2001; President and Director of Princeton Services, Inc. (“Princeton Services”) since 2001; President of Princeton Administrators, L.P. (“Princeton Administrators”) since 2001; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.	131 registered investment companies consisting of 177 portfolios	None

Donald C. Burke (45)	Vice President and Treasurer	Vice President since 1993, Treasurer since 1999	First Vice President of the Investment Adviser and FAM since 1997 and Treasurer thereof since 1999; Senior Vice President and Treasurer of Princeton Services since 1999, Director since 2004; Vice President of FAMD since 1999; Vice President of the Investment Adviser and FAM from 1990 to 1997; Director of Taxation of the Investment Adviser from 1999 to 2001. Vice President, Treasurer and Secretary of the IQ Funds since 2004.	139 registered investment companies consisting of 185 portfolios	None

Kathleen Anderson (47)	Vice President	Vice President since 2002	Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) since 2000 and Vice President from 1994 to 2000; Associate Portfolio Manager of MLIM since 1998 and Research Analyst of MLIM from 1993 to 1998.	2 registered investment companies consisting of 2 portfolios	None

33

Name, Address* and Age	Position(s) Held with the Company	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
Elise Baum (45)	Vice President	Vice President since 1999	Managing Director of MLIM since 2000; First Vice President from 1999 to 2000; Director of MLIM from 1997 to 1999; Vice President of MLIM from 1995 to 1997.	6 registered investment companies consisting of 6 portfolios	None

Debra L. Jelilian (38)	Vice President and Portfolio Manager	Vice President since 2004	Director of MLIM since 1999.	9 registered investment companies consisting of 13 portfolios	None

James A. Macmillan (40)	Vice President	Vice President since 2001	Managing Director since 2000; Director (Equity Fund Management) of an affiliate of MLIM from 1993 to 2000.	3 registered investment companies consisting of 3 portfolios	None

Theodore Magnani (44)	Vice President and Portfolio Manager	Vice President since 2005	Vice President of MLIM since 1992 and Portfolio Manager thereof since 1990.	3 registered investment companies consisting of 3 portfolios	None

Patrick Maldari (44)	Vice President	Vice President since 2002	Managing Director (Global Fixed Income) of Merrill Lynch Investment Managers since 2000; Director of MLIM from 1997 to 2000.	7 registered investment companies consisting of 9 portfolios	None

Robert J. Martorelli (49)	Vice President	Vice President since 2002	Managing Director of MLIM since 2000; First Vice President of MLIM from 1997 to 2000.	7 registered investment companies consisting of 5 portfolios	None

Robert F. Murray (48)	Vice President	Vice President since 2001	Director (Global Fixed Income) of MLIM since 2001; Vice President of MLIM from 1997 to 2001.	2 registered investment companies consisting of 2 portfolios	None

Thomas Musmanno (36)	Vice President	Vice President since 2001	Director of MLIM since 2004; Vice President of MLIM from 1996 to 2004; Derivatives and Structured Products Specialist with MLIM since 2000; Portfolio manager with MLIM since 1996.	9 registered investment companies consisting of 7 portfolios	None

James Pagano (43)	Vice President	Vice President since 2002	Director of MLIM since 2004 and Vice President of MLIM from 1997 to 2004.	6 registered investment companies consisting of 8 portfolios	None

Kevin Rendino (39)	Vice President	Vice President since 1998	Managing Director of MLIM since 2000; First Vice President of MLIM from 1997 to 2000.	7 registered investment companies consisting of 5 portfolios	None

Jacqueline Rogers-Ayoub (48)	Vice President	Vice President since 2001	Vice President and Portfolio Manager since 1993; Vice President of the Investment Adviser since 1986.	2 registered investment companies consisting of 2 portfolios	None

Jeffrey L. Russo (39)	Vice President and Portfolio Manager	Vice President since 2004	Director of MLIM since 2004; Vice President of MLIM 1994 to 2004.	4 registered investment companies consisting of 8 portfolios	None\

34

Name, Address* and Age	Position(s) Held with the Company	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of MLIM/FAM- Advised Funds and Portfolios Overseen	Public Directorships
Kurt Schansinger (45)	Vice President	Vice President since 1998	Managing Director of MLIM since 2000; Director (Equities) of MLIM from 1997 to 2000.	3 registered investment companies consisting of 3 portfolios	None

Dennis W. Stattman (54)	Vice President	Vice President since 2001	Managing Director (Equities) of MLIM since 2000; Director of MLIM from 1997 to 2000.	4 registered investment companies consisting of 4 portfolios	None

Frank Viola (41)	Vice President	Vice President since 2003	Managing Director (Global Fixed Income) of MLIM since 2002; Head of the Global Fixed Income Structured Asset Team since 2002; Director of MLIM from 2000 to 2001; Vice President of MLIM from 1997 to 2000.	15 registered investment companies consisting of 15 portfolios	None

Jeffrey Hiller (54)	Chief Compliance Officer	Chief Compliance Officer since 2004	Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief Compliance Officer of the IQ Fund’s since 2004; Global Director of Compliance at Morgan Stanley Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the Commission’s Securities and Exchange Division of Enforcement in Washington, DC from 1990 to 1995.	140 registered investment companies consisting of 186 portfolios	None

Alice A. Pellegrino (46)	Secretary	Secretary since 2004	Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM 1999 to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD and Princeton Services since 2004.	132 registered investment companies consisting of 178 portfolios	None

*	The address of each officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.
**	Elected by and serves at the pleasure of the Board of Directors of the Company.
***	Mr. Doll is an “interested person”, as defined in the Investment Company Act, of the Funds based on his current positions with FAM, MLIM, Princeton Services and Princeton Administrators, L.P.
****	As a Director, Mr. Doll serves until his successor is elected and qualified or until December 31 of the year in which he turns 72, or until his death, resignation, or removal as provided in the Company’s by-laws or charter or by statute.

35

        Share Ownership. Information relating to each Director’s share ownership of the Company and in all registered funds in the MLIM/FAM-advised funds that are overseen by the respective Director (“Supervised Funds”) as of December 31, 2005 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity Securities in the Company	Aggregate Dollar Range of Equity Securities in All Supervised Funds
Interested Director:
Robert C. Doll, Jr.	None	over $100,000
Non-Interested Directors:
James H. Bodurtha	None	over $100,000
Kenneth A. Froot*	None	None
Joe Grills	None	over $100,000
Herbert I. London	None	over $100,000
Roberta Cooper Ramo	None	over $100,000
Robert S. Salomon, Jr.	None	over $100,000

*	Mr. Froot became a Director of the Company and a director or trustee of certain other MLIM/FAM-advised funds effective June 3, 2005.

        As of April 7, 2006, the Directors and officers of the Company as a group owned an aggregate of less than 1% of the outstanding shares of the company. As of December 31, 2005, none of the non-interested Directors of the Company or their immediate family members owned beneficially or of record and securities of Merrill Lynch & Co., Inc. (“ML & Co.”).

Compensation of Directors

        Each non-interested Director receives an aggregate annual retainer of $150,000 for his or her services to MLIM/FAM-advised funds, including the Company. The portion of the annual retainer allocated to each MLIM/FAM-advised fund is determined quarterly based on the relative net assets of each such fund. In addition, each non-interested Director receives a fee per in-person Board meeting attended and per in-person Audit Committee meeting attended. The annual per meeting fees paid to each non-interested Director aggregate $100,000 for all MLIM/FAM-advised funds for which that Director serves and are allocated equally among those funds. Each Co-Chairman of the Audit Committee receives an additional annual retainer in the amount of $50,000, which is paid quarterly and allocated to each MLIM/FAM-advised fund for which such Co-Chairman provides services based on the relative net assets of the fund.

        The following table sets forth the compensation earned by each of the non-interested Directors for the calendar year ended December 31, 2005 and the aggregate compensation paid to them by all MLIM/FAM-advised funds (including the Company), for the calendar year ended December 31, 2005:

Name of Director	Compensation from Company	Pension or Retirement Benefit Accrued as Part of Company Expenses	Aggregate Compensation from Company and MLIM/FAM- Advised Funds(1)
James H. Bodurtha*	$ 56,512	None	$275,000
Kenneth A. Froot**	$ 25,164	None	$122,917
Joe Grills*	$ 56,512	None	$275,000
Herbert I. London	$ 48,388	None	$225,000
Roberta Cooper Ramo	$ 48,388	None	$225,000
Robert S. Salomon, Jr.	$ 48,388	None	$225,000
Stephen B. Swensrud***	$ 48,388	None	$231,000

(1)	For the number of MLIM/FAM advised funds from which each Director received compensation, see the table beginning on p. 31.
*	Co-chairman of the Board and Audit Committee.
**	Mr. Froot became a Director of the Company and a director or trustee of certain other MLIM/FAM-advised funds effective June 3, 2005.
***	Mr. Swensrud retired as a Director of the Company and as a director or trustee of certain other MLIM/FAM-advised funds effective January 1, 2006.

36

Code of Ethics

        The Board of Directors of the Company has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Company, the Investment Adviser, MLAM U.K. and the Distributor. The Code of Ethics significantly restricts the personal investing activities of all employees of the Investment Adviser MLAM U.K, and the Distributor and imposes additional more onerous restrictions on fund investment personnel.

Potential Conflicts of Interest

        Activities of the Investment Adviser, Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their Affiliates (collectively, “Merrill Lynch”) and Other Accounts Managed by Merrill Lynch. Merrill Lynch is a worldwide, full service investment banking, broker-dealer, asset management and financial services organization. As a result, Merrill Lynch (including, for these purposes, its directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of the Company, is engaged in businesses and has interests other than that of managing the Company. These are considerations of which investors in any series of the Company should be aware, and which may cause conflicts of interest that could disadvantage the Company and its series. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by the Company.

        Merrill Lynch and its affiliates, including, without limitation, the Investment Adviser and its advisory affiliates, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as a Fund. Merrill Lynch and its affiliates are also major participants in the global currency, equities, swap and fixed-income markets, in each case both on a proprietary basis and for the accounts of customers. As such, Merrill Lynch and its affiliates are actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of the Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including the Funds, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or the price of the assets purchased or sold for a Fund.

        The results of a Fund’s investment activities may differ significantly from the results achieved by the Investment Adviser and its affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that Merrill Lynch and its affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which Merrill Lynch and its affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible.

        The investment activities of Merrill Lynch and its affiliates for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

        From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to Merrill Lynch and its affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or its affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or its affiliates are performing services or when position limits have been reached.

        In connection with its management of the Funds, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by Merrill Lynch. The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither Merrill Lynch nor any of its affiliates will have any obligation to make available

37

any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Funds and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing the Funds. The proprietary activities or portfolio strategies of Merrill Lynch and its affiliates or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Adviser in managing the Funds.

        In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of Merrill Lynch or its affiliated entities. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

        The Investment Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of Merrill Lynch (or, to the extent permitted by the Commission, Merrill Lynch) serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of Merrill Lynch. Merrill Lynch and its affiliates may also create, write or issue derivative instruments for customers of Merrill Lynch or its affiliates, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. Each Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by Merrill Lynch or its affiliates and may also enter into transactions with other clients of Merrill Lynch or its affiliates where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of Merrill Lynch or its affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of a Fund. To the extent affiliated transactions are permitted, a Fund will deal with Merrill Lynch and its affiliates on an arms-length basis. Merrill Lynch may also have an ownership interest in certain trading on information systems used by a fund. A fund’s use of such trading on information systems may enhance the profitability of Merrill Lynch.

        Each Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither Merrill Lynch nor its affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of Merrill Lynch or any of its affiliates in evaluating the Fund’s creditworthiness.

        It is also possible that, from time to time, Merrill Lynch or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund in order to increase the assets of the Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. Merrill Lynch reserves the right to redeem at any time some or all of the shares of a Fund acquired for its own account. A large redemption of shares of a Fund by Merrill Lynch could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. Merrill Lynch will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

        It is possible that a Fund may invest in securities of companies with which Merrill Lynch has or is trying to develop investment banking relationships as well as securities of entities in which Merrill Lynch makes a market. Each Fund also may invest in securities of companies that Merrill Lynch provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other Merrill Lynch clients. In making investment decisions for a Fund, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or affiliate of Merrill Lynch in the course of these activities. In addition, from time to time, Merrill Lynch’s activities may limit a Fund’s flexibility in purchases and sales of securities. When Merrill Lynch is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

        The Investment Adviser, its affiliates and their Directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by Directors, officers and employees and affiliates of the Investment Adviser that are the same, different

38

from or made at different times than positions taken for a Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund and the Investment Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds’ portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

        The Investment Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that a Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, Directors, or investment advisers. These transactions would be effected in circumstances in which the Investment Adviser determined that it would be appropriate for a Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

        Present and future activities of Merrill Lynch, including the Investment Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.

Selective Disclosure of Portfolio Holdings

        Pursuant to policies and procedures adopted by the Company and the Investment Adviser, the Company and the Investment Adviser may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s portfolio holdings. The Company’s Board of Directors has approved the adoption by the Company of the policies and procedures set forth below, and has delegated to the Investment Adviser the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Board provides ongoing oversight of the Company’s and Investment Adviser’s compliance with the policies and procedures. As part of this oversight function, the Directors receive from the Company’s Chief Compliance Officer at least quarterly and more often, as necessary, reports on compliance with these polices and procedure, including reports on any violations of these policies and procedures that may occur. In addition, the Directors receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Company, and any changes thereto, and an annual review of the operation of the policies and procedures.

        Examples of the information that may be disclosed pursuant to the Company’s policies and procedures would include (but is not limited to) specific portfolio holdings — including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and a Fund manager’s discussion of Fund performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information (“Confidential Information”) and proprietary information of the firm. The Fund may disclose such information to individual investors, institutional investors, financial advisers and other financial intermediaries that sell each Fund’s shares, affiliates of the Company, third party service providers to the Fund, lenders to the Fund, and independent rating agencies and ranking organizations. The Company, the Investment Adviser and its affiliates receive no compensation or other consideration with respect to such disclosures.

        Subject to the exceptions set forth below, Confidential Information relating to a Company may not be disclosed to persons not employed by the Investment Adviser or its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet web site, including our web site at www.mutualfunds.ml.com. If the Confidential Information has not been publicly disclosed, an employee of the Investment Adviser who wishes to distribute Confidential Information relating to a Fund must first do the following: (i) require the person or company receiving the Confidential Information to sign, before the Investment Adviser will provide disclosure of any such information, a confidentiality agreement approved by an attorney in the Investment Adviser’s Legal department in which he/she (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of the an attorney in the Investment Adviser’s Legal department prior to disclosure;

39

and (iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in the Investment Adviser’s Legal department. Prior to providing any authorization for such disclosure of Confidential Information, an attorney in the Investment Adviser’s Legal Department must review the proposed arrangement and make a determination that it is in the best interests of a Fund’s shareholders. In connection with day-to-day portfolio management, the Fund may disclose Confidential Information to executing brokers-dealers that is less than thirty days old in order to facilitate the purchase and sale of portfolio holdings. The Company has adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading and trade allocations, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. These procedures are designed, among other things, to prohibit personal trading based on Confidential Information, to ensure that portfolio transactions are conducted in the best interests of each Fund and its shareholders and to prevent portfolio management from using Confidential Information for the benefit of one fund or account at the expense of another. In addition, as noted, an attorney in the Investment Adviser’s Legal Department must determine that disclosure of Confidential Information is for a legitimate business purpose and is in the best interests of a Fund’s shareholders, and that any conflicts of interest created by release of the Confidential Information have been addressed by the Investment Adviser’s existing policies and procedures. For more information with respect to potential conflicts of interest, see the section entitled “Management and Other Services Arrangements — Potential Conflicts of Interest” in this Statement of Additional Information.

        Confidential Information — whether or not publicly disclosed — may be disclosed to Company Directors, the independent Directors’ counsel, outside Company counsel, the Company’s accounting services provider and the Company’s independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Fund’s Chief Compliance Officer or the Investment Adviser’s General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Company, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either the Company’s and Investment Adviser’s Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

        The Investment Adviser has entered into ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

Company’s Board of Directors
Company’s Transfer Agent
Company’s Independent Registered Public Accounting Firm
Company’s accounting services provider — State Street Bank and Trust Company
Company Custodian
Independent Rating Agencies — Morningstar, Inc. and Lipper Inc.
Information aggregators — Wall Street on Demand and Thomson Financial

        Other than with respect to the Board of Directors, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. The Board of Directors has a fiduciary duty as directors to act in the best interests of a Fund and its shareholders. Selective disclosure is made to the Company’s Board of Directors and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to the Company. Selective disclosure is made to the Company’s Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Company, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of the Investment Adviser’s Legal department.

        The Company and the Investment Adviser monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Company’s and Investment

40

Adviser’s Code of Ethics and Code of Conduct — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Investment Adviser’s compliance personnel under the supervision of the Company’s Chief Compliance Officer, monitor the Investment Adviser’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Investment Adviser maintains an internal restricted list to prevent trading by the personnel of the Investment Adviser or its affiliates in securities — including securities held by a Company — about which the Investment Adviser has Confidential Information. There can be no assurance, however, that the Company’s policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

        The Company has entered into thirteen separate investment advisory agreements (the “Investment Advisory Agreements”) relating to the Funds with the Investment Adviser, a wholly owned subsidiary of Merrill Lynch & Co., Inc. The principal business address of the Investment Adviser is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

        Securities held by any Fund may also be held by other funds for which the Investment Adviser or FAM acts as an adviser or by investment advisory clients of the Investment Adviser. If purchases or sales of securities for any Fund or other funds for which the Investment Adviser or FAM acts as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or FAM during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

        Advisory Fee. As compensation for its services to the Company and the Funds, the Investment Adviser receives a fee at the end of each month from the Company at an annual rate of 0.75% of the average daily net assets of each of the Value Opportunities V.I. Fund, International Value V.I. Fund, Global Growth V.I. Fund and Large Cap Value V.I. Fund, 0.65% of the average daily net assets of each of the Fundamental Growth V.I. Fund, Large Cap Growth V.I. Fund and Global Allocation V.I. Fund, 0.60% of the average daily net assets of each of the Basic Value V.I. Fund and Utilities and Telecommunications V.I. Fund, 0.55% of the average daily net assets of the American Balanced V.I. Fund, and 0.50% of the average daily net assets of the Government Bond V.I. Fund and at the following annual rates with respect to the other Funds:

Domestic Money Market V.I. Fund

        Portion of average daily value of net assets of the Fund:

Advisory Fee
Not exceeding $1 billion	0.500
In excess of $1 billion but not exceeding $2 billion	0.450
In excess of $2 billion but not exceeding $3 billion	0.400
In excess of $3 billion but not exceeding $4 billion	0.375
In excess of $4 billion but not exceeding $7 billion	0.350
In excess of $7 billion but not exceeding $10 billion	0.325
In excess of $10 billion but not exceeding $15 billion	0.300
In excess of $15 billion	0.290

Large Cap Core V.I. Fund

        Portion of average daily value of net assets of the Fund:

Advisory Fee
Not exceeding $250 million	0.500
In excess of $250 million but not exceeding $300 million	0.450
In excess of $300 million but not exceeding $400 million	0.425
In excess of $400 million	0.400

41

Core Bond V.I. Fund and High Current Income V.I. Fund

        Portion of aggregate average daily value of net assets of both Funds:

	Advisory Fee
	High Current Income V.I. Fund	Core Bond V.I. Fund
Not exceeding $250 million	0.55%	0.50%
In excess of $250 million but not exceeding $500 million	0.50%	0.45%
In excess of $500 million but not exceeding $750 million	0.45%	0.40%
In excess of $750 million	0.40%	0.35%

        These fee rates for the Core Bond V.I. Fund and High Current Income V.I. Fund are applied to the average daily net assets of each Fund, with the reduced rates shown below applicable to portions of the assets of each Fund to the extent that the aggregate average daily net assets of the combined Funds exceed $250 million, $500 million and $750 million (each such amount being a “breakpoint level”). The portion of the assets of a Fund to which the rate at each breakpoint level applies will be determined on a “uniform percentage” basis. The uniform percentage applicable to a breakpoint level is determined by dividing the amount of the aggregate average daily net assets of the combined Funds that falls within that breakpoint level by the aggregate average daily net assets of the combined Funds. The amount of the fee for a Fund at each breakpoint level is determined by multiplying the average daily net assets of that Fund by the uniform percentage applicable to that breakpoint level and multiplying the product by the advisory fee rate.

Index 500 V.I. Fund

        Portion of average daily net assets of the Fund:

Not exceeding $500 million	0.30%
In excess of $500 million but not exceeding $1 billion	0.275%
In excess of $1 billion	0.25%

        The management fee reductions applicable to Index 500 V.I. Fund for assets exceeding $500 million are voluntary and may be terminated by the Investment Adviser without notice at any time.

        The Investment Adviser and Merrill Lynch Life Agency, Inc. (“MLLA”) entered into two reimbursement agreements, dated April 30, 1985 and February 11, 1992 and amended effective October 9, 1997 (as so amended, the “Reimbursement Agreements”), that provide that the expenses paid by each Fund for Class I and II (excluding interest, taxes, brokerage fees and commissions and extraordinary charges such as litigation costs, and excluding the distribution fees if any imposed on Class II shares of such Fund) will be limited to 1.25% of its average net assets. Any such expenses in excess of this percentage will be reimbursed to the Fund by the Investment Adviser which, in turn, will be reimbursed by MLLA. The Reimbursement Agreements may be amended or terminated by the parties thereto upon prior written notice to the Company.

42

        The following table shows the investment advisory fees paid to the Investment Adviser with respect to each Fund for the last three fiscal years:

	Fees Paid			Fees Waived			Net Fees
	For the Year Ended			For the Year Ended			For the Year Ended
	2005	2004	2003	2005	2004	2003	2005	2004	2003
American Balanced V.I
Fund	$ 420,462	$ 470,578	$ 492,829	$ 0	$0	$0	$ 420,462	$ 470,578	$ 492,829
Basic Value V.I. Fund	7,061,607	7,869,957	6,864,454	0	0	0	7,061,607	7,869,957	6,864,454
Core Bond V.I. Fund	2,638,793	2,671,567	2,942,313	0	0	0	2,638,793	2,671,567	2,942,313
Domestic Money Market
V.I. Fund	1,439,509	1,854,534	2,507,239	0	0	0	1,439,509	1,854,534	2,507,239
Fundamental Growth
V.I. Fund	1,196,932	1,263,403	1,152,392	0	0	0	1,196,932	1,263,403	1,152,392
Global Allocation V.I
Fund	4,305,652	3,641,920	2,560,083	0	0	0	4,305,652	3,641,920	2,560,083
Global Growth V.I. Fund	553,460	718,380	619,832	0	0	0	553,460	718,380	619,832
Government Bond V.I
Fund	1,518,757	1,787,642	2,629,536	0	0	0	1,518,757	1,787,642	2,629,536
High Current Income V.I
Fund	1,363,324	1,549,273	1,460,632	0	0	0	1,363,324	1,549,273	1,460,632
Index 500 V.I. Fund	1,155,016	1,230,733	1,148,178	0	0	0	1,155,016	1,230,733	1,148,178
International Value V.I
Fund	2,712,267	2,462,686	1,896,484	631,574	0	0	2,080,693	2,462,686	1,896,484
Large Cap Core V.I. Fund	2,430,085	2,361,722	2,130,143	0	0	0	2,430,085	2,361,722	2,130,143
Large Cap Growth V.I
Fund	1,226,539	992,124	384,894	327,109	0	0	899,430	992,124	384,894
Large Cap Value V.I. Fund	1,318,767	931,571	623,989	0	0	0	1,318,767	931,571	623,989
Utilities and Telecommuni-
cations V.I. Fund	315,580	274,827	263,744	0	0	0	315,580	274,827	263,744
Value Opportunities
V.I. Fund	4,061,251	4,458,716	3,887,189	0	0	0	4,061,251	4,458,716	3,887,189

        The Investment Advisory Agreements relating to the Funds, unless earlier terminated as described below, will continue in effect from year to year if approved annually (a) by the Board of Directors of the Company or by a majority of the outstanding shares of the respective Funds, and (b) by a majority of the directors who are not parties to such contracts or interested persons (as defined in the Investment Company Act of 1940) of any such party. The Investment Advisory Agreements are not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the respective Funds.

        With respect to certain Funds, the Investment Adviser has entered into a sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Merrill Lynch Asset Management U.K. (“MLAM U.K.”), an indirect, wholly owned subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to the Funds. For the fiscal years ended December 31, 2005, 2004 and 2003, the Investment Adviser paid no fees to MLAM U.K. pursuant to these agreements.

        The Investment Adviser has entered into administrative services agreements with certain Insurance Companies, including MLLIC and ML of New York, pursuant to which the Investment Adviser compensates such companies for administrative responsibilities relating to the Company, which are performed by such Insurance Companies.

        Payment of Expenses. The Investment Advisory Agreements obligate the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Company connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all Directors of the Company who are affiliated persons of ML & Co. or any of its affiliates. Each Fund pays all other expenses incurred in its operation, including a portion of the Company’s general administrative expenses allocated on the basis of the Fund’s asset size. Expenses that will be borne directly by the Funds include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal, state or foreign laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include directors’

43

fees, legal expenses, state franchise taxes, auditing services, costs of preparing, printing and mailing proxies, SEC fees, accounting costs and other expenses properly payable by the Company and allocable on the basis of size of the respective Funds. Certain accounting services are provided for the Company by the Investment Adviser and the Company reimburses the Investment Adviser in connection with such services. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors has determined that this is an appropriate method of allocation of expenses. Certain accounting services are provided to the Company by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and the Company. The Company pays a fee for these services.

Portfolio Manager Information

        The Funds are managed by the portfolio managers or management teams set forth in the Prospectus.

Other Funds and Accounts Managed

The following table sets forth information about funds and accounts other than each applicable Fund for which each Fund’s portfolio manager or managers are primarily responsible for the day-to-day portfolio management as of the Company’s fiscal year ended December 31, 2005.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
American Balanced V.I. Fund

Kurt Schansinger	2	3	5	0	0	0
	$3,537,229,496	$686,395,605	$ 160,966,891	$0	$0	$0
Patrick Maldari	7	2	4	0	0	0
	$6,376,660,950	$471,018,631	$ 292,443,374	$0	$0	$0
James Pagano	7	2	4	0	0	0
	$6,376,660,950	$471,018,631	$ 292,443,374	$0	$0	$0
John Burger	10	3	7	0	0	0
	$8,304,290,979	$606,395,584	$ 486,491,426	$0	0	$0
Frank Viola	14	4	12	0	0	0
	$9,776,418,371	$10,823,692,465	$3,668,683,883	$0	$0	$150,619,370
Basic Value Fund. V.I
Kevin Rendino	5	8	0	0	0	0
	$11,324,069,674	$4,886,615,759	$0	$0	$0	$ 0
Robert Martorelli	5	8	0	0	0	0
	$11,647,822,735	$3,084,083,371	$0	$0	$0	$0
Core Bond V.I. Fund
Patrick Maldari	7	2	4	0	0	0
	$5,796,598,438	$471,018,631	$ 292,443,374	$0	$0	$0
James Pagano	7	2	4	0	0	0
	$5,796,598,438	$471,018,631	$ 292,443,374	$0	$0	$0
John Burger	10	3	7	0	0	0
	$ 7,724,328,467	$606,395,584	$ 486,419,426	$0	$0	$0
Frank Viola	14	4	12	0	0	1
	$9,196,455,859	$10,823,692,465	$3,668,683,883	$0	$0	$150,619,370
Fundamental Growth V.I. Fund

Thomas Burke	7	3	3	0	0	0
	$6,631,691,164	$279,202,199	$ 70,829,608	$0	$0	$0
Global Allocation
Dennis Strattman	4	2	0	0	0	0
	$13,541,927,926	$3,912,651,269	$0	$0	$0	$0
Global Growth V.I. Fund
Thomas Burke	7	3	3	0	0	0
	$6,758,282,373	$279,202,199	$ 70,829,608	$0	$0	$0
Government Bond V.I. Fund

Theodore Mangani	2	2	2	0	0	1
	$404,685,734	$10,352,673,833	$570,513,806	$0	$0	$150,619,370
High Current Income V.I. Fund

Robert Murray	3	1	1	0	0	0
	$1,767,119,863	$129,787,199	$5,929,401	$0	$0	$0

44

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other accounts
Index 500 V.I. Fund
Jeffrey L. Russo	3	27	34	1*	3*	2
	$5,156,366,672	$11,986,017,692	$39,080,034,600	$186,422,729	$1,214,547,159	$1,899,269,646
Debra L. Jelilian	8	27	34	1*	3*	2
	$6,367,717,186	$11,986,017,692	$39,080,034,600	$186,422,729	$1,214,547,159	$1,899,269,646
International Value V.I. Fund
James MacMillan	3	8	6	0	0	0
	$3,587,075,464	$2,008,886,309	$879,606,834	$0	$0	$0
Large Cap Core V.I. Fund
Robert C. Doll, Jr	17	6	4	0	0	0
	$5,129,466,673	$3,630,838,595	$ 773,118,700	$0	$0	$0
Large Cap Value V.I. Fund
Robert C. Doll, Jr	17	6	4	0	0	0
	$6,260,542,081	$3,630,838,595	$ 773,118,700	$0	$0	$0
Large Cap Growth V.I. Fund

Robert C. Doll, Jr	17	6	4	0	0	0
	$7,304,883,086	$3,630,838,595	$ 773,118,700	$0	$0	$0
Value Opportunities V.I. Fund

R. Elise Baum	4	1	3	0	0	0
	$3,549,215,428	$184,358,329	$49,963,948	$0	$0	$0
Utilities and Telecommunications V.I. Fund

Kathleen Anderson	1	0	0	0	0	0
	$148,355,583	$0	$0	$0	$0	$0

*	A portion of the assets in the master fund of a master-feeder structure are subject to a performance fee.

Fund Ownership

        As of each Fund’s fiscal year ended December 31, 2005, no portfolio manager beneficially owned any equity securities of any Fund because no portfolio manager had purchased the type of insurance contract through which the Funds must be purchased.

Portfolio Manager Compensation

        The portfolio manager compensation program of the Investment Adviser and its affiliates (collectively, herein “MLIM”) is critical to MLIM’s ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

1. Fundamental Growth V.I. Fund, Global Allocation V.I. Fund, Basic Value V.I. Fund, Core Bond V.I. Fund, Government Bond V.I. Fund, High Current Income V.I. Fund, International Value V.I. Fund, and Value Opportunities V.I. Fund

Compensation Program

        The elements of total compensation for MLIM portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

        Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

45

Performance-Based Compensation

        MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

        MLIM’s formulaic portfolio manager compensation program include: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and/or 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5-years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. For these purposes, each Fund’s performance is compared as follows: Fundamental Growth V.I. Fund to the Lipper Large Cap Growth Funds (Variable Products) category, Global Allocation V.I. Fund to the Lipper Global Flexible Portfolio Funds (Variable Products) category; Basic Value V.I. Fund to the Lipper Large-Cap Value Funds (Variable Products) category, Core Bond V.I. Fund to the Lipper Intermediate Investment Grade Debt Funds (Variable Products) category, Government Bond V.I. Fund to General U.S. Government FDS (VP), High Current Income V.I. Fund to the Lipper High Current Yield Funds (Variable Products) category, International Value V.I. Fund to the Lipper International Value Funds (Variable Products) category, and Value Opportunities V.I. Fund to the Lipper Small Cap Value Funds (Variable Products) category. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch’s principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

Cash Bonus

        Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus

        A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of Merrill Lynch & Co., Inc. (herein, the “Company”) stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

        The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company’s shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers therefore have a direct incentive to protect the Company’s reputation for integrity.

Other Compensation Programs

        Portfolio managers who meet relative investment performance and expense management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of MLIM mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of MLIM products and promotes continuity of successful portfolio management teams.

46

Other Benefits

        Portfolio managers are also eligible to participate in broad-based plans offered generally to Company employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

2. American Balanced V.I. Fund and Utilities and Telecommunications V.I. Fund

Compensation Program

        The elements of total compensation for MLIM portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

        Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

        MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

        MLIM’s formulaic portfolio manager compensation program include: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5-years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. For these purposes, each Fund’s performance is compared as follows: American Balanced V.I. Fund to the Lipper Balanced Funds (Variable Products) category and Utilities and Telecommunications V.I. Fund to the Lipper Utility Funds (Variable Products) category. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch’s principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

Cash Bonus

        Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

Stock Bonus

        A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of the Company stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

        The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company’s shareholders and encourages a balance between short-term goals and long-term strategic objectives.

47

        Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers therefore have a direct incentive to protect the Company’s reputation for integrity.

Other Benefits

        Portfolio managers are also eligible to participate in broad-based plans offered generally to Company employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

3. Large Cap Growth V.I. Fund, Large Cap Value V.I. Fund and Large Cap Core V.I. Fund

Compensation Program

        The elements of total compensation for MLIM portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

        Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

        MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

        MLIM’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5-years, performance periods will reflect time in position. For these purposes, the investment performance of the Large Cap Growth V.I. Fund is compared to the Lipper Multi-Cap Growth Funds (Variable Products) classification, the performance of the Large Cap Value V.I. Fund is compared to the Lipper Multi-Cap Value Funds (Variable Products) classification, and the performance of the Large Cap Core V.I. Fund is compared to the Lipper Multi-Cap Core Funds (Variable Products) classification. Portfolio managers are compensated based on products they manage. Due to Mr. Doll’s unique position (as Portfolio Manager, President and Chief Investment Officer of MLIM, and Senior Vice President of the Company), his compensation does not solely reflect his role as portfolio manager of the funds managed by him. The performance of his fund(s) is included in consideration of his incentive compensation but, given his multiple roles and the balance of the components of pay, the performance of his fund(s) is not the primary driver of his compensation. In addition, a portfolio manager’s compensation can be based on MLIM’s investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch’s principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

Cash Bonus

        Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

48

Stock Bonus

        A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of the Company. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

        The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers therefore have a direct incentive to protect the Company’s reputation for integrity.

Other Benefits

        Portfolio Managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

4. Index 500 V.I. Fund

Compensation Program

        The elements of total compensation for MLIM portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. MLIM has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

        Under the MLIM approach, like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

        MLIM believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, MLIM portfolio manager incentive compensation is derived based on portfolio manager’s performance of the products they manage, investment performance relative to appropriate competitors or benchmarks (in this case, the applicable index) over 1-, 3- and 5-year performance periods, pre-tax performance relative to peers, external market conditions and year over year performance. In addition, portfolio manager’s compensation can be based on MLIM’s investment performance, financial results of MLIM, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, technology and innovation. MLIM also considers the extent to which individuals exemplify and foster Merrill Lynch’s principles of Client Focus, Respect for the Individual, Teamwork, Responsible Citizenship and Integrity. All factors are considered collectively by MLIM management.

Cash Bonus

        Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

49

Stock Bonus

        A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of Company stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the company’s ability to sustain and improve its performance over future periods.

        The ultimate value of stock bonuses is dependent on future the Company’s stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company’s shareholders and encourages a balance between short-term goals and long-term strategic objectives.

        Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the company’s performance. Portfolio managers therefore have a direct incentive to protect Merrill Lynch’s reputation for integrity.

Other Benefits

        Portfolio managers are also eligible to participate in broad-based plans offered generally to Merrill Lynch employees, including broad-based retirement, 401(k), health, and other employee benefit plans.

Potential Material Conflicts of Interest — All Funds

        Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

        Certain investments may be appropriate for a Fund and also for other clients advised by the Investment Adviser and its affiliates, including other client accounts managed by the Fund’s portfolio management team. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of Investment Adviser and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of the Investment Adviser and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Investment Adviser to be equitable to each. The Investment Adviser will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Investment Adviser and its affiliates in the interest of achieving the most favorable net results to the Fund.

        To the extent that each Fund’s portfolio management team has responsibilities for managing accounts in addition to the Funds, a portfolio manager will need to divide his time and attention among relevant accounts.

        In some cases, a real, potential or apparent conflict may also arise where (i) the Investment Adviser or a portfolio manager may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts managed or (ii) a portfolio manager owns an interest in one fund or account he or she manages and not another.

        Accounting Services. The Company has entered into an agreement with State Street pursuant to which State Street provides certain accounting services to the Fund. The Company pays a fee for these services. The Investment Adviser provides certain additional accounting services to each Fund and each Fund reimburses the Investment Adviser for such services.

        The table below sets forth the fees paid by the Company to State Street and to the Investment Adviser for accounting services for the periods shown:

50

Fiscal Year Ended December 31,	Paid to State Street	Paid to the Investment Adviser
2005	$2,204,945	$ 204,885
2004	$1,952,573	$ 128,506
2003	$1,839,853	$ 125,075

        Distribution Plan. The Funds have adopted a Distribution Plan (the “Plan”) with regard to the Class II and Class III Common Stock of each Fund, pursuant to Rule 12b-1 under the Investment Company Act. The Plan permits the Company to pay to each Insurance Company that enters into an agreement with the Company to provide distribution related services to Contract owners, a fee, at the end of each month, of up to 0.15% of the net asset value of the Class II Common Stock and up to 0.25% of the net asset value of Class III Common Stock of each Fund held by such Insurance Company. Such services include, but are not limited to, (a) the printing and mailing of Fund prospectuses, statements of additional information, any supplements thereto and shareholder reports for existing and prospective Contract owners, (b) services relating to the development, preparation, printing and mailing of Company advertisements, sales literature and other promotional materials describing and/or relating to the Company and including materials intended for use within the Insurance Company, (c) holding seminars and sales meetings designed to promote the distribution of the Class II Shares of the Funds, (d) obtaining information and providing explanations to Contract owners regarding the investment objectives and policies and other information about the Company and its Funds, including the performance of the Funds, (e) training sales personnel regarding the Company and the Funds, (f) compensating sales personnel in connection with the allocation of cash values and premiums of the Separate Accounts of the Insurance Company, (g) providing personal services and/or maintenance of the Separate Accounts with respect to Class II and Class III Shares of the Funds attributable to such accounts, and (h) financing any other activity that the Company’s Board of Directors determines is primarily intended to result in the sale of Class II and Class III Shares. For the fiscal year ended December 31, 2005, the Company paid an aggregate of $77,724 and $108,518 in fees pursuant to the Class II Plan and Class III Plan, respectively, to various Insurance Companies providing services under the Plans.

DETERMINATION OF NET ASSET VALUE

        The net asset value of each class of shares of each Fund is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on the prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is open on business days other than national holidays and Good Friday. The net asset value per share of each class of shares of a Fund other than the Domestic Money Market V.I. Fund is computed by dividing the sum of the value of the securities plus any cash or other assets (including interest and dividends accrued) held by such Fund and attributable to such class minus all liabilities (including accrued expenses) attributable to such class by the total number of shares of such class outstanding of that Fund at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily.

        Except with respect to securities held by the Domestic Money Market V.I. Fund having a remaining maturity of 60 days or less, securities held by each Fund will be valued as follows: Securities that are held by a Fund that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Company. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Small Cap or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Company. Short positions traded in the OTC market are valued at the last available ask price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

        Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap

51

agreements are valued daily based upon quotations from market makers. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

        Repurchase agreements are valued at cost plus accrued interest. Each Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Company, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of a Fund under the general supervision of the Company’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

        Generally, trading in foreign securities, as well as U.S. government securities and money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Company’s Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Company’s Board of Directors.

        Since the net investment income of the Domestic Money Market V.I. Fund (including realized gains and losses on its portfolio securities) is declared as a dividend each time the net income of the Funds are determined (see “Dividends and Taxes”), the net asset value per share of the Fund normally remains at $1.00 per share immediately after each such determination and dividend declaration. The Board of Directors of the Company expects that the Domestic Money Market V.I. Fund will have a positive net income at the time of each determination. If for any reason the net income of the Fund is a negative amount (i.e., net realized and unrealized losses and expenses exceed interest income), the Fund will reduce the number of its outstanding shares. This reduction will be effected by having the Separate Accounts of the Insurance Companies proportionately contribute to the capital of the Fund the necessary shares that represent the amount of the excess upon such determination. It is anticipated that the Insurance Companies will agree to such contribution in these circumstances. Any such contribution will be treated as a negative dividend for purposes of the Net Investment Factor under the Contracts described in the Prospectus for the Contracts. See “Dividends and Taxes” for a discussion of the tax effect of such a reduction. This procedure will permit the net asset value per share of the Domestic Money Market V.I. Fund to be maintained at a constant value of $1.00 per share.

        If in the view of the Board of Directors of the Company it is inadvisable to continue the practice of maintaining the net asset value of the Domestic Money Market V.I. Fund at $1.00 per share, the Board of Directors of the Company reserves the right to alter the procedure. The Company will notify the Insurance Companies of any such alteration.

        Each of the Utilities and Telecommunications V.I. Fund, Global Allocation V.I. Fund, Global Growth V.I. Fund and International Value V.I. Fund may invest a substantial portion of its assets in foreign securities which are traded on days on which such Fund’s net asset value is not computed. On any such day, shares of such a Fund may not be purchased or redeemed since shares of a Fund may only be purchased or redeemed on days on which the Fund’s net asset value is computed.

        Securities held by the Domestic Money Market V.I. Fund with a remaining maturity of 60 days or less are valued on an amortized cost basis, unless particular circumstances dictate otherwise. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter the Domestic Money Market V.I. Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate certificate of deposit is deemed to be the

52

next coupon date on which the interest rate is to be adjusted. If, due to the impairment of the creditworthiness of the issuer of a security held by either Fund or to other factors with respect to such security, the fair value of such security is not fairly reflected through the amortized cost method of valuation, such security will be valued at fair value as determined in good faith by the Board of Directors.

PORTFOLIO TRANSACTIONS AND BROKERAGE

        None of the Funds has any obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the execution of the Company’s portfolio transactions and allocation of brokerage. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transactions and difficulty of execution. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Company will not necessarily be paying the lowest spread or commission available.

        Subject to policies established by the Board of Directors of the Company, the Investment Adviser is primarily responsible for the execution of a Fund’s portfolio transactions and the allocation of brokerage. The Investment Adviser does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While the Investment Adviser generally seeks reasonably competitive trade execution costs, a Fund does not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Investment Adviser may select a broker based partly upon brokerage or research services provided to the Investment Adviser and its clients, including the Fund. In return for such services the Investment Adviser may pay a higher commission than other brokers would charge if the Investment Adviser determines in good faith that the commission is reasonable in relation to the services provided.

        Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”) permits an investment adviser, such as the Investment Adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. This includes commissions paid on riskless principal transactions under certain conditions. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). The Investment Adviser believes that access to independent investment research is beneficial to its investment decision-making process and, therefore, to a Fund.

        To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which the Investment Adviser might use Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing some or all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Investment Adviser’s individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by a Fund to the Investment Adviser are not reduced as a result of the Investment Adviser’s receipt of research services.

        In some cases the Investment Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Investment Adviser makes a good faith allocation, under all the

53

circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

        From time to time, a Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

        The Investment Adviser does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Fund; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by the Investment Adviser neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

        If the securities in which a particular Fund invests are traded primarily in the over-the-counter market, where possible, the Fund will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principals for their own account. On occasions, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of each Fund will primarily consist of brokerage commissions or underwriter or dealer spreads. Under the Investment Company Act, persons affiliated with the Company are prohibited from dealing with the Company as a principal in the purchase and sale of the Company’s portfolio securities unless an exemptive order allowing such transactions is obtained from the SEC. Since over-the-counter transactions are usually principal transactions, affiliated persons of the Company, including Merrill Lynch Government Securities Inc. (“GSI”), Merrill Lynch Money Markets Inc. (“MMI”) and Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”), may not serve as the Company’s dealer in connection with such transactions except pursuant to exemptive orders from the SEC, such as the one described below. However, affiliated persons of the Company may serve as its broker in over-the-counter transactions conducted on an agency basis, subject to the Company’s policy of obtaining best price and execution. The Company may not purchase securities from any underwriting syndicate of which Merrill Lynch is a member except in accordance with rules and regulations under the Investment Company Act.

        The SEC has issued an exemptive order permitting the Company to conduct principal transactions with respect to the Domestic Money Market V.I. Fund with GSI and MMI in U.S. Government and government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to the Funds available from GSI and MMI are equal to or better than those available from other sources. GSI and MMI have informed the Company that they will in no way, at any time, attempt to influence or control the activities of the Company or the Investment Adviser in placing such principal transactions. The exemptive order allows GSI and MMI to receive a dealer spread on any transaction with the Company no greater than their customary dealer spreads for transactions of the type involved. Certain court decisions have raised questions as to whether investment companies should seek to “recapture” brokerage commissions and underwriting and dealer spreads by effecting their purchases and sales through affiliated entities. In order to effect such an arrangement, the Company would be required to seek an exemption from the Investment Company Act so that it could engage in principal transactions with affiliates. The Board of Directors has considered the possibilities of seeking to recapture spreads for the benefit of the Company and, after reviewing all factors deemed relevant, has made a determination not to seek such recapture at this time. The Board will reconsider this matter from time to time. The Company will take such steps as may be necessary to effect recapture, including the filing of applications for exemption under the Investment Company Act, if the Directors should determine that recapture is in the best interests of the Company or otherwise required by developments in the law.

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Exemptive Order Information for Domestic Money Market V.I.:

The number and dollar value of transactions engaged in by Domestic Money Market V.I. Fund pursuant to an outstanding exemptive order are as follows:

Fiscal Year Ended	Number	Dollar Volume
2005	18	$ 79,790,197
2004	21	$169,081,385
2003	33	$245,782,540

        Information about the brokerage commissions paid by the Company including commissions paid to Merrill Lynch, is set forth in the following table:

Fiscal Year Ended December 31,	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
2005	$6,367,602	$ 453,802
2004	$7,661,812	$ 591,523
2003	$6,803,432	$ 556,408

        For the fiscal year ended December 31, 2005, the brokerage commissions paid to Merrill Lynch represented 7.13% of the aggregate brokerage commissions paid and involved 4.29% of the Company’s dollar amount of transactions involving payment of commissions.

        The Company has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, the Company also has retained an affiliated entity of the Investment Adviser as the securities lending agent (the “lending agent”) for a fee, including a fee based on a share of the returns on investment of cash collateral. For the fiscal years ended December 31, 2005, 2004 and 2003, the lending agent received from the Company $122,920, $148,525 and $279,139, respectively, in securities lending agent fees. The lending agent may, on behalf of a Fund, invest cash collateral received by that Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates. In connection with securities lending activities, the lending agent may, on behalf of each Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Investment Adviser or its affiliates. Pursuant to the same order, each Fund may invest its uninvested cash in registered money market funds advised by the Investment Adviser or its affiliates, or in a private investment company managed by the lending agent. If a Fund acquires shares in either the private investment company or an affiliated money market fund, shareholders would bear both their proportionate share of the Fund’s expenses and, indirectly, the expenses of such other entities. However, in accordance with the exemptive order, the investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by a Fund. Such shares also will not be subject to a sales load, redemption fee, distribution fee or service fee, or, in the case of the shares of an affiliated money market fund, the payment of any such sales load, redemption fee, distribution fee or service fee will be offset by the Investment Adviser’s waiver of a portion of its advisory fee.

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        The value of each Fund’s aggregate holdings of the securities of its regular brokers or dealers (as defined in Rule 10b-1 of the Investment Company Act) if any portion of such holdings were purchased during the fiscal year ended December 31, 2005 are as follows:

American Balanced

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Morgan Stanley	E	$993
JPMorgan Chase & Co.	E	$794
Lehman Brothers Holdings, Inc.	D	$116
Goldman Sachs Group, Inc.	D	$215
Morgan Stanley	D	$ 60
JPMorgan Chase & Co.	D	$135

Basic Value
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Citigroup, Inc.	E	$18,801
Morgan Stanley	E	$34,759
JPMorgan Chase & Co.	E	$40,197

Core Bond
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Citigroup, Inc.	D	$3,351
Goldman Sachs Group, Inc.	D	$4,853
Lehman Brothers Holdings, Inc.	D	$2,362
Morgan Stanley	D	$1,403
JPMorgan Chase & Co.	D	$2,903

Domestic Money Market
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Morgan Stanley	D	$ 3,200
Goldman Sachs Group, Inc.	D	$12,073

Fundamental Growth
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Citigroup, Inc.	E	$2,310

Global Allocation
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Citigroup, Inc.	E	$4,373
Credit Suisse Group	E	$2,446
JPMorgan Chase & Co.	E	$ 468
UBS AG	D	$1,649
Goldman Sachs Group, Inc.	D	$3,111
Lehman Brothers Holdings, Inc.	E	$ 205
Morgan Stanley	E	$1,753

Global Growth
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Goldman Sachs Group, Inc.	E	$600

Government Bond
Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
NONE

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High Current Income

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
NONE

Index 500

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Citigroup, Inc.	E	$8,500
JPMorgan Chase & Co.	E	$4,833
Merrill Lynch & Co., Inc.	E	$2,152
Morgan Stanley	E	$2,131
Goldman Sachs Group, Inc.	E	$1,980
Lehman Brothers Holdings, Inc.	E	$1,166

International Value

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Credit Suisse Group	E	$7,684

Large Cap Core

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Citigroup, Inc.	E	$5,435
JPMorgan Chase & Co.	E	$ 556
Goldman Sachs Group, Inc.	E	$7,663
Lehman Brothers Holdings, Inc.	E	$7,049

Large Cap Growth

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Goldman Sachs Group, Inc.	E	$2,299

Large Cap Value

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
Citigroup, Inc.	E	$4,416
Lehman Brothers Holdings, Inc.	E	$3,332
JPMorgan Chase & Co.	E	$ 516
Goldman Sachs Group, Inc.	E	$3,704

Utilities and Telecommunications

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
NONE

Value Opportunities

Regular Broker-Dealer	Debt (D) / Equity (E)	Aggregate Holdings (000’s)
NONE

Portfolio Turnover

        The Investment Adviser will effect portfolio transactions without regard to holding period, if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in the general market, or a change in economic or financial conditions. A Fund’s portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. For the fiscal years ended 2005 and 2004, the Global Growth V.I. Fund’s portfolio turnover rate was 116.65% and 77.68%, respectively. For the fiscal year ended 2005, the Government Bond V.I. Fund’s portfolio turnover rate decreased from 144.74% to 60.62%, the Large Cap Core V.I. Fund’s portfolio turnover rate decreased from 130.98% to 75.39% and the Large Cap Value V.I. Fund’s portfolio turnover rate decreased from 116.06% to

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74.16%, all as compared to the fiscal year ended 2004. These decreases in portfolio turnover rates were due primarily to the stabilization of and positive performance in the markets in which each Fund invests. High portfolio turnover may result in negative tax consequences, such as an increase in capital gain dividends and/or ordinary income dividends. See “Dividends and Taxes — Taxes.” High portfolio turnover may also involve correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Fund.

PURCHASE OF SHARES

        The Company continuously offers shares of Class I Common Stock, Class II Common Stock and Class III Common Stock of each of the Funds at prices equal to the respective per share net asset value of the Funds. FAM Distributors, Inc., a wholly owned subsidiary of the Investment Adviser, acts as the distributor of the shares.

        Net asset value is determined in the manner set forth under “Determination of Net Asset Value.”

        The Company and the Distributor reserve the right to suspend the sale of shares of each Fund in response to conditions in the securities markets or otherwise. Any order may be rejected by the Company or the Distributor.

        Generally, only insurance company separate accounts may purchase Fund shares for the benefit of such insurance company’s contract holders who elect to have all or a portion of their premium contributions invested in shares of the Funds. Accordingly, each insurance company separate account that owns shares of the Funds maintains omnibus accounts with the Funds’ transfer agent for the benefit of the insurance company’s contract owners, often resulting in considerable savings in administrative expenses for the Funds’ management. The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to insurance companies and other financial intermediaries to compensate them for performing sub-transfer agency, recordkeeping and other administrative services on behalf of individual contract owners.

REDEMPTION OF SHARES

        The Company is required to redeem for cash all full and fractional shares of the Funds. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

        The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which trading on the NYSE is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the SEC as a result of which disposal of portfolio securities or determination of the net asset value of each Fund is not reasonably practicable, and for such other periods as the SEC may by order permit for the protection of shareholders of each Fund.

        The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by a Fund at such time.

        The Company entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Fund with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.

DIVIDENDS AND TAXES

Dividends

        The Company intends to distribute substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund, other than the Domestic Money Market V.I. Fund, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Domestic Money Market V.I. Fund (from the time of the immediate preceding determination thereof) consists of (i) interest accrued and/or discount earned (including both original issue and market discount), (ii) plus or minus all realized and unrealized gains (other than realized long-term capital gains) and losses on its portfolio securities, (iii) less the estimated expenses of the respective Fund (including the fees payable to the Investment Adviser) applicable to that dividend period. Dividends on the Domestic Money Market V.I. Fund are declared daily and reinvested monthly in additional full and fractional shares of such Fund. Dividends from net investment income of the Government Bond V.I., High Current Income V.I. and Core Bond V.I. Funds are declared daily and reinvested monthly in

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additional full and fractional shares of the respective Fund at net asset value. Dividends from net investment income of the Utilities and Telecommunications V.I. Fund are declared and reinvested quarterly in additional full and fractional shares of the Fund. Dividends from net investment income of the American Balanced V.I., Basic Value V.I., International Value V.I., Value Opportunities V.I., Global Allocation V.I., Global Growth V.I., Index 500 V.I., Large Cap Core V.I., Fundamental Growth V.I., Large Cap Growth V.I. and Large Cap Value V.I. Funds are declared and reinvested at least annually in additional full and fractional shares of the respective Funds.

        All net realized long-term or short-term capital gains of the Company, if any, other than short-term capital gains of the Domestic Money Market V.I. Fund, are declared and distributed annually after the close of the Company’s fiscal year to the shareholders of the Fund or Funds to which such gains are attributable. Short-term capital gains are taxable as ordinary income.

        Under the Internal Revenue Code (the “Code”), each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, thus, each Fund is required to satisfy the qualification requirements under the Code for treatment as a regulated investment company. There will be no offsetting of capital gains and losses among the Funds. Each Fund intends to continue to qualify as a regulated investment company under certain provisions of the Code. Under such provisions, a Fund will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities. In addition, the Code requires that each Fund meet certain diversification requirements, including the requirement that not more than 25% of the value of a Fund’s total assets be invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer. Each of the Funds intends to comply with the above-described requirements.

        On occasion, some amount of the dividends of the Domestic Money Market V.I. Fund for a fiscal year may constitute a return of capital, in which case such amount would be applied against and reduce the Separate Account’s tax basis in shares of such Fund. If such amount were to exceed the Separate Account’s tax basis for shares of the Domestic Money Market V.I. Fund, the excess would be treated as gain from the sale or exchange of such shares.

        On occasion the net income of the Domestic Money Market V.I. Fund may be a negative amount as a result of a net decline in the value of the portfolio securities of the Fund which is in excess of the interest earned. Consequently, the Fund will reduce the number of its outstanding shares to reflect the negative net income. The adjustment may result in gross income to shareholders in excess of the net dividend credited to such shareholders for a period. In such a case, such shareholders’ tax basis in the shares of the Domestic Money Market V.I. Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. Such difference may be realized as a capital loss when the shares are liquidated.

        Dividends paid by the Company from its ordinary income and distributions of the Company’s net realized capital gains are includable in the respective Insurance Company’s gross income. Distributions of the Company’s net realized long-term capital gains retain their character as long-term capital gains in the hands of the Insurance Companies if certain requirements are met. The tax treatment of such dividends and distributions depends on the respective Insurance Company’s tax status. To the extent that income of the Company represents dividends on common or preferred stock, rather than interest income, its distributions to the Insurance Companies will be eligible for the present 70% dividends received deduction applicable in the case of a life insurance company as provided in the Code. See the Prospectus for the Contracts for a description of the respective Insurance Company’s tax status and the charges which may be made to cover any taxes attributable to the Separate Account. Not later than 60 days after the end of each calendar year, the Company will send to the Insurance Companies a written notice required by the Code designating the amount and character of any distributions made during such year.

        Certain Funds may invest in securities rated in the medium to lower rating categories of nationally recognized rating organizations, and in unrated securities (“high yield securities”), as described in the Prospectus and in this Statement of Additional Information. Some of these high yield securities may be purchased at a discount and may therefore cause the Fund to accrue and distribute income before amounts due under the obligations are paid. In addition, a portion of the interest payments on such high yield securities may be treated as dividends for Federal income tax purposes; in such case, if the issuer of such high yield securities is a domestic corporation, dividend payments by the Fund will be eligible for the dividends received deduction to the extent of the deemed dividend portion of such interest payments.

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        Certain Funds may invest up to 10% of their total assets in securities of closed-end investment companies. If the Fund purchases shares of an investment company (or similar investment entity) organized under foreign law, the Fund will be treated as owning shares in a passive foreign investment company (“PFIC”) for U.S. Federal income tax purposes. The Fund may be subject to U.S. Federal income tax, and an additional tax in the nature of interest (the “interest charge”), on a portion of the distributions from such a company and on gain from the disposition of the shares of such a company (collectively referred to as “excess distributions”), even if such excess distributions are paid by the Fund as a dividend to its shareholders. The Fund may be eligible to make an election with respect to certain PFICs in which it owns shares that will allow it to avoid the taxes on excess distributions. However, such election may cause the Fund to recognize income in a particular year in excess of the distributions received from such PFICs. Alternatively, under recent legislation, the Fund could elect to “mark to market” at the end of each taxable year all shares that it holds in PFICs. If it made this election, the Fund would recognize as ordinary income any increase in the value of such shares over their adjusted basis and as ordinary loss any decrease in such value to the extent it did not exceed prior increases. By making the mark-to-market election, the Fund could avoid imposition of the interest charge with respect to distributions from PFICs, but in any particular year might be required to recognize income in excess of the distributions it received from PFICs and its proceeds from dispositions of PFIC stock.

        The Treasury Department has authority to issue regulations concerning the recharacterization of principal and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. No such regulations have been issued.

        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these Regulations are subject to change by legislative or administrative action, and such change may apply retroactively.

DISTRIBUTION ARRANGEMENTS

        The Company has entered into a distribution agreement (the “Distribution Agreement”) with FAM Distributors, Inc. with respect to the sale of the Company’s shares to the Distributor for resale to Insurance Companies’ accounts. Such shares will be sold at their respective net asset values and therefore will involve no sales charge. The Distributor is a wholly owned subsidiary of the Investment Adviser.

        The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Investment Advisory Agreements described above.

PERFORMANCE DATA

        From time to time, the average annual total return and other total return data, as well as yield, of one or more of the Company’s Funds may be included in advertisements or information furnished to present or prospective Contract Owners. Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with formulas specified by the Securities and Exchange Commission. On December 6, 1996, the Government Bond V.I. Fund (i) implemented a change in its investment objective so that the Fund may invest in any debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities without regard to remaining maturity and (ii) changed its name from the Intermediate Government Bond Fund to its current name. For the period from the commencement of the Fund’s operations through December 6, 1996, the portfolio of the Intermediate Government Bond Fund consisted primarily of intermediate-term debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with a maximum maturity not to exceed fifteen years. As a result of the foregoing changes in the investment objective of the Government Bond V.I. Fund, the performance information set forth herein and in the Prospectus for the period prior to December 6, 1996 may not be indicative of future performance of the Fund.

        Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

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        Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield to maturity of each security earned during the period by (b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the offering price per share on the last day of the period.

        Total return and yield figures are based on the Fund’s historical performance and are not intended to indicate future performance. The Fund’s total return and yield will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. The yield and total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease the yield.

        On occasion, one or more of the Company’s Funds may compare its performance to that of the S&P 500 Index, the Value Line Composite Index, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., or Variable Annuity Research Data Service or contained in publications such as Morningstar Publications, Inc., Chase Investment Performance Digest, Money Magazine, U.S. News & World Report, BusinessWeek, Financial Services Weekly, Kiplinger Personal Finances, CDA Investment Technology, Inc., Forbes Magazine, Fortune Magazine, Wall Street Journal, USA Today, Barrons, Strategic Insight, Donaghues, Investors Business Daily and Ibbotson Associates. As with other performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period.

        The Domestic Money Market V.I. Fund normally computes the annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Funds may also include its yield in advertisements, calculated in the same manner as set forth above but including realized and unrealized gains and losses. The SEC also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return by dividing the base period by seven, adding one to the quotient, raising the sum to the 365th power, and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

        A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

        Set forth below is average annual total return information for the shares of each of the Funds for the fiscal periods ended December 31, 2005. The total return quotations may be of limited use for comparative purposes because they do not reflect charges imposed at the Separate Account level which, if included, would decrease total return.

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AVERAGE ANNUAL TOTAL RETURN

Average Annual Total Return for Class I Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
AMERICAN BALANCED V.I. FUND:
One Year Ended December 31, 2005	4.13%
Five Years Ended December 31, 2005	1.92%
Ten Years Ended December 31, 2005	5.54%

BASIC VALUE V.I. FUND:
One Year Ended December 31, 2005	2.94%
Five Years Ended December 31, 2005	5.48%
Ten Years Ended December 31, 2005	11.00%

CORE BOND V.I. FUND:
One Year Ended December 31, 2005	1.98%
Five Years Ended December 31, 2005	5.46%
Ten Years Ended December 31, 2005	5.30%

DOMESTIC MONEY MARKET V.I. FUND:
One Year Ended December 31, 2005	2.66%
Five Years Ended December 31, 2005	1.93%
Ten Years Ended December 31, 2005	3.58%

FUNDAMENTAL GROWTH V.I. FUND:
One Year Ended December 31, 2005	7.49%
Five Years Ended December 31, 2005	-2.70%
Inception (April 3, 2000) Through December 31, 2005	-3.63%

GLOBAL ALLOCATION V.I. FUND:
One Year Ended December 31, 2005	10.43%
Five Years Ended December 31, 2005	7.35%
Ten Years Ended December 31, 2005	7.99%

GLOBAL GROWTH V.I. FUND:
One Year Ended December 31, 2005	15.19%
Five Years Ended December 31, 2005	-0.30%
Inception (June 5, 1998) Through December 31, 2005	3.06%

GOVERNMENT BOND V.I. FUND:
One Year Ended December 31, 2005	3.22%
Five Years Ended December 31, 2005	5.20%
Ten Years Ended December 31, 2005	5.56%

HIGH CURRENT INCOME V.I. FUND:
One Year Ended December 31, 2005	1.51%
Five Years Ended December 31, 2005	8.33%
Ten Years Ended December 31, 2005	5.80%

INDEX 500 V.I. FUND:
One Year Ended December 31, 2005	4.49%
Five Years Ended December 31, 2005	0.14%
Inception (December 13, 1996) Through December 31, 2005	7.38%

INTERNATIONAL VALUE V.I. FUND:#
One Year Ended December 31, 2005	11.68%
Five Years Ended December 31, 2005	8.44%
Inception (June 10, 1998) Through December 31, 2005	8.06%

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Average Annual Total Return for Class I Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
LARGE CAP CORE V.I. FUND:
One Year Ended December 31, 2005	13.20%
Five Years Ended December 31, 2005	5.98%
Ten Years Ended December 31, 2005	10.32%

LARGE CAP GROWTH V.I. FUND:†
One Year Ended December 31, 2005	10.64%
Five Years Ended December 31, 2005	2.11%
Inception (April 30, 1999) Through December 31, 2005	1.83%

LARGE CAP VALUE V.I. FUND:
One Year Ended December 31, 2005	17.39%
Inception (April 23, 2001) Through December 31, 2005	12.03%

UTILITIES AND TELECOMMUNICATIONS V.I. FUND:
One Year Ended December 31, 2005	14.14%
Five Years Ended December 31, 2005	3.79%
Ten Years Ended December 31, 2005	8.82%

VALUE OPPORTUNITIES V.I. FUND:
One Year Ended December 31, 2005	10.38%
Five Years Ended December 31, 2005	12.43%
Ten Years Ended December 31, 2005	12.06%

†	For periods prior to November 24, 2003, performance reflects the performance of Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Large Cap Growth V.I. Fund’s predecessor fund. Large Cap Growth V.I. Fund commenced operations on November 24, 2003.
#	For periods prior to November 24, 2003, performance shown is that of Mercury International Value V.I. Fund of Mercury Variable Trust, International Value V.I. Fund’s predecessor fund. International Value V.I. Fund commenced operations on November 24, 2003.
Average Annual Total Return for Class II Shares	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
AMERICAN BALANCED V.I. FUND
One Year Ended December 31, 2005	4.13%
Five Years Ended December 31, 2005	1.84%
Ten Years Ended December 31, 2005	5.42%

BASIC VALUE V.I. FUND:
One Year Ended December 31, 2005	2.78%
Five Years Ended December 31, 2005	5.32%
Ten Years Ended December 31, 2005	11.13%

CORE BOND V.I. FUND
One Year Ended December 31, 2005	2.07%
Five Years Ended December 31, 2005	5.34%
Ten Years Ended December 31, 2005	5.17%

DOMESTIC MONEY MARKET V.I. FUND
One Year Ended December 31, 2005	2.51%
Five Years Ended December 31, 2005	1.78%
Ten Years Ended December 31, 2005	3.42%

FUNDAMENTAL GROWTH V.I. FUND
One Year Ended December 31, 2005	7.63%
Five Years Ended December 31, 2005	-2.67%
Inception (April 3, 2000) Through December 31, 2005	-3.62%

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Average Annual Total Return for Class II Shares††	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
GLOBAL GROWTH V.I. FUND
One Year Ended December 31, 2005	15.29%
Five Years Ended December 31, 2005	-0.24%
Inception (June 5, 1998) Through December 31, 2005	3.05%

GLOBAL ALLOCATION V.I. FUND:
One Year Ended December 31, 2005	10.27%
Five Years Ended December 31, 2005	7.26%
Ten Years Ended December 31, 2005	7.87%

GOVERNMENT BOND V.I. FUND
One Year Ended December 31, 2005	3.32%
Five Years Ended December 31, 2005	4.98%
Ten Years Ended December 31, 2005	5.37%

HIGH CURRENT INCOME V.I. FUND
One Year Ended December 31, 2005	1.66%
Five Years Ended December 31, 2005	8.30%
Ten Years Ended December 31, 2005	5.70%

INDEX 500 V.I. FUND
One Year Ended December 31, 2005	4.50%
Five Years Ended December 31, 2005	0.02%
Inception (December 13, 1996) Through December 31, 2005	7.24%

INTERNATIONAL VALUE V.I. FUND
One Year Ended December 31, 2005	11.75%
Five Years Ended December 31, 2005	8.49%
Inception (June 10, 1998) Through December 31, 2005	8.04%

LARGE CAP CORE V.I. FUND
One Year Ended December 31, 2005	13.13%
Five Years Ended December 31, 2005	6.00%
Ten Years Ended December 31, 2005	10.25%

LARGE CAP GROWTH V.I. FUND
One Year Ended December 31, 2005	10.84%
Five Years Ended December 31, 2005	2.13%
Inception (April 30, 1999) Through December 31, 2005	1.80%

LARGE CAP VALUE V.I. FUND
One Year Ended December 31, 2005	17.39%
Inception (April 23, 2001) Through December 31, 2005	12.13%

UTILITIES AND TELECOMMUNICATIONS V.I. FUND
One Year Ended December 31, 2005	14.14%
Five Years Ended December 31, 2005	3.73%
Ten Years Ended December 31, 2005	8.71%

VALUE OPPORTUNITIES V.I. FUND:
One Year Ended December 31, 2005	10.24
Five Years Ended December 31, 2005	12.25
Ten Years Ended December 31, 2005	11.71

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Average Annual Total Return for Class III Shares††	Expressed as a Percentage Based on a Hypothetical $1,000 Investment
AMERICAN BALANCED V.I. FUND
One Year Ended December 31, 2005	4.13%
Five Years Ended December 31, 2005	1.76%
Ten Years Ended December 31, 2005	5.33%

BASIC VALUE V.I. FUND
One Year Ended December 31, 2005	2.62%
Five Years Ended December 31, 2005	5.54%
Ten Years Ended December 31, 2005	10.89%

CORE BOND V.I. FUND
One Year Ended December 31, 2005	2.07%
Five Years Ended December 31, 2005	5.26%
Ten Years Ended December 31, 2005	5.08%

DOMESTIC MONEY MARKET V.I. FUND
One Year Ended December 31, 2005	2.80%
Five Years Ended December 31, 2005	1.77%
Ten Years Ended December 31, 2005	3.37%

FUNDAMENTAL GROWTH V.I. FUND
One Year Ended December 31, 2005	7.63%
Five Years Ended December 31, 2005	-2.75%
Inception (April 3, 2000) Through December 31, 2005	-3.70%

GLOBAL GROWTH V.I. FUND
One Year Ended December 31, 2005	15.29%
Five Years Ended December 31, 2005	-0.32%
Inception (June 5, 1998) Through December 31, 2005	2.96%

GLOBAL ALLOCATION V.I. FUND:
One Year Ended December 31, 2005	10.18%
Five Years Ended December 31, 2005	7.07%
Ten Years Ended December 31, 2005	7.71%

GOVERNMENT BOND V.I. FUND
One Year Ended December 31, 2005	3.31%
Five Years Ended December 31, 2005	4.90%
Ten Years Ended December 31, 2005	5.28%

HIGH CURRENT INCOME V.I. FUND
One Year Ended December 31, 2005	1.66%
Five Years Ended December 31, 2005	8.22%
Ten Years Ended December 31, 2005	5.61%

INDEX 500 V.I. FUND
One Year Ended December 31, 2005	4.50%
Five Years Ended December 31, 2005	-0.06%
Inception (December 13, 1996) Through December 31, 2005	7.15%

INTERNATIONAL VALUE V.I. FUND
One Year Ended December 31, 2005	11.75%
Five Years Ended December 31, 2005	8.41%
Inception (June 10, 1998) Through December 31, 2005	7.95%
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LARGE CAP CORE V.I. FUND
One Year Ended December 31, 2005	13.43%
Five Years Ended December 31, 2005	5.98%
Ten Years Ended December 31, 2005	10.18%

LARGE CAP GROWTH V.I. FUND
One Year Ended December 31, 2005	10.47%
Five Years Ended December 31, 2005	1.89%
Inception (April 30, 1999) Through December 31, 2005	1.60%

LARGE CAP VALUE V.I. FUND
One Year Ended December 31, 2005	17.39%
Inception (April 23, 2001) Through December 31, 2005	12.05%

UTILITIES AND TELECOMMUNICATIONS V.I. FUND
One Year Ended December 31, 2005	14.14%
Five Years Ended December 31, 2005	3.65%
Ten Years Ended December 31, 2005	8.61%

VALUE OPPORTUNITIES V.I. FUND:
One Year Ended December 31, 2005	10.11%
Five Years Ended December 31, 2005	11.95%
Ten Years Ended December 31, 2005	11.68%

#	The returns for Class II and III shares prior to the commencement of operations of Class II and III shares, are based upon performance of the Fund’s Class I shares. The returns for Class II and Class III shares, however, are adjusted to reflect the distribution and service (12b-1) fees and other fees applicable to Class II and Class III shares respectively.

PROXY VOTING POLICIES AND PROCEDURES

        The Company’s Board of Directors has delegated to the Investment Adviser authority to vote all proxies relating to each Fund’s portfolio securities. The Investment Adviser has adopted policies and procedures (“Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that the Investment Adviser considers the interests of its clients, including the Funds, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser’s interest and those of the Investment Adviser’s clients are properly addressed and resolved.

        In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee is comprised of the Investment Adviser’s Chief Investment Officer (the “CIO”), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser’s Legal department appointed by the Investment Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote

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a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

        The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis — such as approval of mergers and other significant corporate transactions — akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser’s clients, the Committee, in conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

        To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist each Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act

        The Investment Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

        From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser, including investment companies for which the Investment Adviser provides investment advisory, administrative and/or other services, (each, an “Affiliate”), or a money management or other client of the Investment Adviser (each, a “Client”) is involved. The Proxy Voting Procedures and the Investment Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients.

        In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser’s normal voting guidelines or, on matters where the Investment Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s

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absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Investment Adviser’s fiduciary duties.

        In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

        The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

•	Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s number of other Directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant

•	Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

•	Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

•	Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

•	Routine proposals related to requests regarding the formalities of corporate meetings.

•	Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund’s investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

•	Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings

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are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

        Information about how a Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available without charge (1) at www.mutualfunds.ml.com and (2) on the Commission’s web site at http://www.sec.gov.

ADDITIONAL INFORMATION

        Under a separate agreement, Merrill Lynch has granted the Company the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Company at any time, or to grant the use of such name to any other company, and the Company has granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

Organization of the Company

        The Company was incorporated under the laws of the State of Maryland on October 16, 1981, and operations of the Core Bond V.I., High Current Income V.I., Large Cap Core V.I. and Value Opportunities V.I. Funds commenced on April 20, 1982. The American Balanced V.I. Fund commenced operations on June 1, 1988. The Domestic Money Market V.I. Fund and the Global Allocation V.I. Fund commenced operations on February 20 and February 28, 1992, respectively. The Basic Value V.I. and Utilities and Telecommunications V.I. Funds commenced operations on July 1, 1993. The Government Bond V.I. Fund commenced operations on May 2, 1994. The Index 500 V.I. Fund commenced operations on December 13, 1996. The Global Growth V.I. Fund commenced operations on June 5, 1998. The Fundamental Growth V.I. Fund commenced operations on April 3, 2000. The Large Cap Value V.I. Fund commenced operations on April 23, 2001. The International Value V.I. Fund and Large Cap Growth V.I. Fund commenced operations on November 24, 2003.

        The authorized capital stock of the Company consists of 7,000,000,000 shares of Class I Common Stock, par value $0.10 per share, and 3,900,000,000 shares of Class II Common Stock and 3,500,000,000 shares of Class III Common Stock, par value $0.10 per share. The shares of Class I and Class II Common Stock are each divided into sixteen classes designated as Mercury American Balanced V.I. Fund Common Stock, Mercury Basic Value V.I. Fund Common Stock, Mercury Core Bond V.I. Fund Common Stock, Mercury Domestic Money Market V.I. Fund Common Stock, Mercury Fundamental Growth V.I. Fund, Mercury Global Allocation V.I. Fund Common Stock, Mercury Global Growth V.I. Fund Common Stock, Mercury Government Bond V.I. Fund Common Stock, Mercury High Current Income V.I. Fund Common Stock, Mercury Index 500 V.I. Common Stock, Mercury International Value V.I. Fund Common Stock, Mercury Large Cap Core V.I. Fund Common Stock, Mercury Cap Growth V.I. Fund Common Stock, Mercury Large Cap Value V.I. Fund Common Stock, Mercury Value Opportunities V.I. Fund and Merrill Lynch Utilities and Telecommunications V.I. Fund, respectively. The Company may, from time to time, at the sole discretion of its Board of Directors and without the need to obtain the approval of its shareholders or of Contract owners, offer and sell shares of one or more of such classes.

        All shares of Common Stock have equal voting rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a class whose shareholders have not approved such matter. Each issued and outstanding share of a class is entitled to one vote and to participate equally in dividends and distributions declared with respect to such class and in net assets of such class upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each class, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any class are entitled to redeem their shares as set forth under “Redemption of Shares.” Shares do not have cumulative

69

voting rights and the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors of the Company if they choose to do so and in such event the holders of the remaining shares would not be able to elect any directors. The Company does not intend to hold meetings of shareholders unless under the Investment Company Act shareholders are required to act on any of the following matters: (i) election of directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of the selection of independent accountants.

        Family Life purchased $1,000 worth of shares of the American Balanced V.I. Fund on April 29, 1988 and $1,999,000 worth of shares of each such Fund on May 27, 1988. Family Life also provided the initial capitalization for each of the Company’s other Funds other than the Funds named below for which MLLIC provided the initial capitalization. MLLIC purchased $100 worth of shares of each of the Domestic Money Market V.I. and Global Allocation V.I. Funds on February 6, 1992, $2,000,000 worth of shares of the Domestic Money Market V.I. Fund on February 20, 1992, $2,000,000 worth of shares of the Global Allocation V.I. Fund on February 28, 1992 and $100 worth of shares of each of the Basic Value V.I. and Utilities and Telecommunications V.I. Funds on June 28, 1993. MLLIC purchased, on July 1, 1993, $2,000,000 worth of shares of each of the Basic Value V.I. Fund and the Utilities and Telecommunications V.I. Fund. MLLIC purchased, on May 2, 1994, $8,000,000 worth of shares Developing Capital Markets V.I. Fund and, on May 16, 1994, $2,000,000 worth of shares of the Government Bond V.I. Fund. On December 13, 1996, MLLIC purchased $10,000,000 worth of shares of the Index 500 V.I. Fund. On April 16, 1998, MLLIC purchased $1,000 worth of shares of the Global Growth V.I. Fund. On March 20, 2000, MLLIC purchased $1,000,000 worth of shares of the Fundamental Growth V.I. Fund. On July 7, 2000, MLLIC purchased $1,000,000 worth of shares of the Focus Twenty V.I. Fund. On April 23, 2001, MLLIC purchased $1,000,000 worth of shares of the Large Cap Value V.I. Fund.

Custodian

        The Bank of New York (the “Custodian”), 100 Church Street, New York, New York 10286, is the Company’s Custodian except that Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, acts as Custodian for assets of the Company’s International Value V.I. Fund and Large Cap Growth V.I. Fund.

Transfer and Dividend Disbursing Agent

        Financial Data Services, Inc. (“FDS”), 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of Merrill Lynch & Co., Inc., acts as the Company’s Transfer Agent and is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. FDS will receive an annual fee of $5,000 per Fund and will be entitled to reimbursement of out-of-pocket expenses.

Counsel and Independent Registered Public Accounting Firm

        Willkie Farr & Gallagher LLP, counsel to the Company, passes on legal matters for the Company in connection with the shares offered by the Prospectus. Deloitte & Touche LLP, is the independent registered public accounting firm of the Company.

Shareholders Reports

        The Company issues to its shareholders reports, at least semi-annually, containing unaudited financial statements and annual reports containing financial statements examined by auditors approved annually by the Directors.

Shareholder Inquiries

        Shareholder inquiries may be addressed to the Company at the address or telephone number set forth on the cover page of this Statement of Additional Information.

70

Additional Information

        To the knowledge of the Company, the following entities owned beneficially or of record 5% or more of a class of shares of a Fund as of April 7, 2006.

Name of Fund	Name and Address of Shareholder	Percent of Class I
Mercury American Balanced V.I. CL I	ML LIFE INSURANCE COMPANY	85.19%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury American Balanced V.I. CL I	ML LIFE INSURANCE CO OF NY	9.76%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Basic Value V.I. CL I	ML LIFE INSURANCE COMPANY	62.85%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Basic Value V.I. CL I	ML LIFE INSURANCE COMPANY	7.57%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Basic Value V.I. CL I	PFL ENDEAVOR VAR ANNUITY ACCT	7.10%
	4333 Edgewood Rd NE
	Cedar Rapids, IA 52499

Mercury Basic Value V.I. CL I	ML LIFE INSURANCE COMPANY	6.87%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Basic Value V.I. CL I	ML LIFE INSURANCE CO OF NY	5.38%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Core Bond V.I. CL I	ML LIFE INSURANCE CO	80.55%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Core Bond V.I. CL I	ML LIFE INSURANCE COMPANY	7.18%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Core Bond V.I. CL I	ML LIFE INSURANCE CO OF NY	6.74%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Domestic Money V.I. CL I	ML LIFE INSURANCE COMPANY	70.41%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Domestic Money V.I. CL I	ML LIFE INSURANCE COMPANY	11.04%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Domestic Money V.I. CL I	ML LIFE INSURANCE CO OF NY	6.21%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Fundamental Growth V.I. CL I	ML LIFE INSURANCE CO	63.39%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

71

Name of Fund	Name and Address of Shareholder	Percent of Class I
Mercury Fundamental Growth V.I. CL I	ML LIFE INSURANCE COMPANY	19.69%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Fundamental Growth V.I. CL I	ML LIFE INSURANCE CO OF NY	5.59%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Fundamental Growth V.I. CL I	AIG LIFE INSURANCE COMPANY	5.37%
	1 Alico Plaza
	PO Box 667
	Wilmington, DE 19889

Mercury Global Allocation V.I. CL I	ML LIFE INSURANCE COMPANY	85.28%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Global Allocation V.I. CL I	ML LIFE INSURANCE CO OF NY	7.02%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Global Growth V.I. CL I	ML LIFE INSURANCE CO	68.46%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Global Growth V.I. CL I	ML LIFE INSURANCE COMPANY	11.56%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Global Growth V.I. CL I	ML LIFE INSURANCE COMPANY	7.24%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Global Growth V.I. CL I	ML LIFE INSURANCE CO OF NY	5.06%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Government Bond V.I. CL I	ML LIFE INSURANCE COMPANY	82.42%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Government Bond V.I. CL I	ML LIFE INSURANCE COMPANY	7.67%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Government Bond V.I. CL I	ML LIFE INSURANCE CO OF NY	7.05%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury High Current Income V.I. CL I	ML LIFE INSURANCE CO	84.67%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury High Current Income V.I. CL I	ML LIFE INSURANCE CO OF NY	6.24%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

72

Mercury High Current Income V.I. CL I	PFL ENDEAVOR VAR ANNUITY ACCT	6.14%
	4333 Edgewood Rd NE
	Cedar Rapids, IA 52499

Mercury Index 500 V.I. CL I	ML LIFE INSURANCE CO	63.73%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Index 500 V.I. CL I	ML LIFE INSURANCE COMPANY	8.13%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Index 500 V.I. CL I	ML LIFE INSURANCE COMPANY	7.88%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Index 500 V.I. CL I	ML LIFE INSURANCE COMPANY	7.42%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Index 500 V.I. CL I	ML LIFE INSURANCE CO OF NY	6.95%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury International Value V.I. FUND CL I	ML LIFE INSURANCE COMPANY	73.11%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury International Value V.I. FUND CL I	ML LIFE INSURANCE COMPANY	6.10%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury International Value V.I. FUND CL I	ML LIFE INSURANCE CO OF NY	6.04%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury International Value V.I. FUND CL I	ML LIFE INSURANCE COMPANY	5.57%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Large Cap Core V.I. CL I	ML LIFE INSURANCE CO	86.15%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Large Cap Core V.I. CL I	ML LIFE INSURANCE CO OF NY	7.95%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Large Cap Growth V.I. FUND CL I	ML LIFE INSURANCE CO	79.94%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Large Cap Growth V.I. FUND CL I	ML LIFE INSURANCE COMPANY	5.61%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Large Cap Growth V.I. FUND CL I	ML LIFE INSURANCE CO OF NY	5.36%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

73

Name of Fund	Name and Address of Shareholder	Percent of Class I
Mercury Large Cap Value V.I. CL I	ML LIFE INSURANCE CO	60.71%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Large Cap Value V.I. CL I	ML LIFE INSURANCE COMPANY	14.70%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Large Cap Value V.I. CL I	ML LIFE INSURANCE CO	9.35%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Large Cap Value V.I. CL I	ML LIFE INSURANCE COMPANY	9.18%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Utilities and Telecom Focus V.I. CL I	ML LIFE INSURANCE COMPANY	68.75%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Utilities and Telecom Focus V.I. CL I	ML LIFE INSURANCE COMPANY	14.88%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Utilities and Telecom Focus V.I. CL I	ML LIFE INSURANCE COMPANY	5.86%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Utilities and Telecom Focus V.I. CL I	ML LIFE INSURANCE CO OF NY	5.17%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Value Opportunities V.I. CL I	ML LIFE INSURANCE COMPANY	68.87%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Value Opportunities V.I. CL I	ML LIFE INSURANCE COMPANY	8.92%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Mercury Value Opportunities V.I. CL I	ML LIFE INSURANCE CO OF NY	6.40%
	2 World Financial Center, South Tower 5th FL
	New York, NY 10080

Mercury Value Opportunities V.I. CL I	ML LIFE INSURANCE COMPANY	5.05%
	1300 Merrill Lynch Drive, 2nd Floor
	Pennington, NJ 08534

Name of Fund	Name and Address of Shareholder	Percent of Class II
Mercury Basic Value V.I. CL II	Manufacturers Life Insurance	80.53%
	of North America
	500 Boylston St #400
	Boston, MA 02116-3740

Mercury Basic Value V.I. CL II	Manufacturers Life Insurance	19.06%
	of North America
	500 Boylston St #400
	Boston, MA 02116-3740

74

Name of Fund	Name and Address of Shareholder	Percent of Class II
Mercury Domestic Money V.I. CL II	Massachusetts Mutual Life	100.00%
	Insurance Company
	1295 State Street
	Springfield, MA 01111-0001

Mercury Global Allocation V.I. CL II	Manufacturers Life Insurance	12.24%
	of North America
	500 Boylston St #400
	Boston, MA 02116-3740

Mercury Global Allocation V.I. CL II	Manufacturers Life Insurance	87.74%
	of North America
	500 Boylston St #400
	Boston, MA 02116-3740

Mercury Large Cap Core V.I. CL II	Nationwide Insurance Company	99.94%
	PO Box 182029
	Columbus, OH 43218-2029

Mercury Value Opportunities V.I. CL II	Manufacturers Life Insurance	81.83%
	of North America
	500 Boylston St #400
	Boston, MA 02116-3740

Mercury Value Opportunities V.I. CL II	Manufacturers Life Insurance	17.88%
	of North America
	500 Boylston St #400
	Boston, MA 02116-3740

Name of Fund	Name and Address of Shareholder	Percent of Class III
Mercury Basic Value V.I. CL III	GE LIFE & ANNUITY CO	93.13%
	6610 West Broad Street
	Richmond, VA 23230

Mercury Global Allocation V.I. CL III	Travelers Insurance Company	43.67%
	PO Box 990027
	Hartford, CT 06199-0027

Mercury Global Allocation V.I. CL III	Travelers Insurance Company	39.86%
	PO Box 990027
	Hartford, CT 06199-0027

Mercury Global Allocation V.I. CL III	Pacific Select	7.53%
	700 Newport Center Drive
	Newport Beach, CA 92660

Mercury Global Allocation V.I. CL III	GE LIFE & ANNUITY CO	6.55%
	6610 West Broad Street
	Richmond, VA 23230

Mercury Large Cap Growth V.I. FUND Cl III	GE LIFE & ANNUITY CO	97.43%
	6610 West Broad Street
	Richmond, VA 23230

Mercury Value Opportunities V.I. CL III	Travelers Insurance Company	45.80%
	PO Box 990027
	Hartford, CT 06199-0027

75

Name of Fund	Name and Address of Shareholder	Percent of Class III
Mercury Value Opportunities V.I. CL III	Travelers Insurance Company	32.91%
	PO Box 990027
	Hartford, CT 06199-0027

Mercury Value Opportunities V.I. CL III	GE LIFE & ANNUITY CO	20.11%
	6610 West Broad Street
	Richmond, VA 23230

FINANCIAL INFORMATION

        The audited financial statements of each of the Company’s Funds, including the reports of the independent registered public accounting firm thereon, are incorporated in this Statement of Additional Information by reference to its 2005 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-800-456-4587 ext. 789 between 8:30 a.m. and 5:30 p.m. Eastern Time on any business day.

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APPENDIX A

DESCRIPTION OF BOND RATINGS

Description of Moody’s Investors Service, Inc.’s (“Moody’s”) Bond Ratings

Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A	Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Description of Moody’s U.S. Short-Term Ratings

MIG 1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3/VMIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

A-1

SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Commercial Paper Ratings/Demand Obligation Ratings

        Moody’s Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability for repayment of short term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability for repayment of short term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of short term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes to the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

        Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Debt Ratings

        A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations or a specific program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation.

        The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

        The issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

        The issue credit ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of payment—capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Long Term Issue Credit Ratings

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to meet its financial commitment on the obligation is extremely strong.

A-2

AA	An obligation rated “AA” differs from the highest rated issues only in small degree. The Obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB B CCC CC C	An obligation rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

D	An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

c	The ‘c’ subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p	The letter ‘p’ indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to the completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r	This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

        Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of Standard & Poor’s Commercial Paper Ratings

        A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A-1” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “B” is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

c	The “c” subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable.

p	The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*	Continuance of the ratings is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing

r	The “r” highlights derivative, hybrid, and certain other obligations that Standard & Poor’s believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options, and interest-only and principal-only mortgage securities. The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

        A commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard &Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

        A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment.

—Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note.

—Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

        Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

A-4

SP-3	Speculative capacity to pay principal and interest.

Description of Fitch Ratings’ (“Fitch”) Investment Grade Bond Ratings

        Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The rating represents Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

        Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

        Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

        Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

        Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA	Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A	Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB	Bonds considered to be investment grade and of satisfactory-credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

Description of Fitch’s Speculative Grade Bond Ratings

        Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings (“BB” to “C”) represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (“DDD” to “D”) is an assessment of the ultimate recovery value through reorganization or liquidation. The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

        Bonds that have the rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

A-5

BB	Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B	Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Bonds are in imminent default in payment of interest or principal.

D DD DDD	Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

        Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Description of Fitch’s Short term Ratings

        Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and investment notes.

        The short term rating places greater emphasis than a long term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

        Fitch short-term ratings are as follows:

F-1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” and “F-1” ratings.

F-3	Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S	Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating are in actual or imminent payment default.

LOC	The symbol “LOC” indicates that the rating is based on a letter of credit issued by a commercial bank.

NR	Indicates that Fitch does not rate the specific issue.

Conditional	A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended	A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

A-6

Withdrawn	A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

FitchAlert	Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” where ratings may be raised or lowered. FitchAlert is relatively short term, and should be resolved within 12 months.

        Ratings Outlook: An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as “Positive” or “Negative.” The absence of a designation indicates a stable outlook.

A-7

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description

1	(a)	—	Articles of Incorporation of Registrant.(a)

1	(b)	—	Form of Articles Supplementary of Registrant.(b)

1	(c)	—	Form of Articles of Amendment of Registrant.(c)

1	(d)	—	Form of Articles Supplementary of Registrant.(d)

1	(e)	—	Form of Articles Supplementary of Registrant.(e)

1	(f)	—	Form of Articles Supplementary of Registrant.(f)

1	(g)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the redesignation of shares of common stock as Merrill Lynch Basic Value Focus Fund Common Stock, Merrill Lynch World Income Focus Fund Common Stock, Merrill Lynch Global Utility Focus Fund Common Stock and Merrill Lynch International Equity Focus Fund Common Stock.(r)

1	(h)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Developing Capital Markets Focus Fund Common Stock, Merrill Lynch International Bond Fund Common Stock and Merrill Lynch Intermediate Government Bond Fund Common Stock.(t)

1	(i)	—	Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Index 500 Fund Common Stock.(v)

1	(j)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to the reclassification of Merrill Lynch Flexible Strategy Fund Common Stock as Merrill Lynch Global Strategy Focus Fund Common Stock, the reclassification of the Merrill Lynch International Bond Fund Common Stock as Merrill Lynch World Income Focus Fund Common Stock, the change in name of the class of shares of common stock designated as Merrill Lynch Intermediate Government Bond Fund to Merrill Lynch Government Bond Fund, and the change in the name of the class of shares of common stock designated as Merrill Lynch World Income Focus Fund to Merrill Lynch Global Bond Focus Fund.(w)

1	(k)	—	Form of Articles of Amendment to Registrant’s Articles of Incorporation relating to designation of Class A and Class B shares.(y)

1	(l)	—	Form of Articles of Amendment redesignating the Class A and Class B Shares of the Equity Growth Fund as Class A and Class B Shares of the Special Value Focus Fund.(cc)

1	(m)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Global Growth Focus Fund Common Stock and Merrill Lynch Capital Focus Fund.(ee)

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Exhibit Number			Description
1	(n)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Fundamental Growth Focus Fund Common Stock and a change in the amount of Class A Shares of the Merrill Lynch Basic Value Focus Fund, Merrill Lynch High Current Income Fund, and Merrill Lynch Prime Bond Fund.(kk)

1	(o)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Focus Twenty Select Fund.(ii)

1	(p)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to the designation of shares of common stock as Merrill Lynch Capital Focus Fund, Merrill Lynch Special Value Focus Fund, Merrill Lynch Global Utility Focus Fund, Merrill Lynch Global Strategy Focus Fund and Merrill Lynch Quality Equity Fund.(mm)

1	(q)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Core Bond Focus Fund and a change in the amount of Class A Shares of the Merrill Lynch Large Cap Core Focus Fund.(nn)

1	(r)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Large Cap Value Focus Fund and a change in the amount of Class B Shares of the Merrill Lynch Large Cap Value Focus Fund.(oo)
1	(s)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to changes in the names of the classes of shares of common stock of all Funds.(qq)

1	(t)	—	Form of Articles Supplementary to Registrant’s Articles of Incorporation relating to a change in the amount of Class A Shares of the Merrill Lynch Domestic Money Market V.I. Fund and a change in the amount of Class A Shares of the Merrill Lynch Government Bond V.I. Fund.(rr)

1	(u)	—	Articles of Amendment to Articles Supplementary.(tt)

1	(v)	—	Articles Supplementary relating to the designation of Class III shares.(tt)

1	(w)	—	Articles Supplementary relating to the designation of shares of common stock as Merrill Lynch International Value V.I. Fund common stock and Merrill Lynch Large Cap Growth V.I. Fund common stock.(tt)

2		—	By-Laws of Registrant, as amended.(g)

3		—	Specimen certificate for shares of common stock of Registrant.(h)

4	(a)	—	Investment Advisory Agreement for Merrill Lynch Reserve Assets Fund.(i)

4	(b)	—	Investment Advisory Agreement for the Merrill Lynch Prime Bond Fund, Merrill Lynch High Current Income Fund, Merrill Lynch Quality Equity Fund and Merrill Lynch Special Value Focus Fund.(j)

4	(c)	—	Form of Investment Advisory Agreement for Merrill Lynch Index 500 Fund.(x)

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Exhibit Number			Description
4	(d)	—	Form of Investment Advisory Agreement for Merrill Lynch Natural Resources Focus Fund and Merrill Lynch American Balanced Fund.(l)

4	(e)	—	Form of Investment Advisory Agreement for Merrill Lynch Domestic Money Market Fund and Merrill Lynch Global Strategy Focus Fund.(m)

4	(f)	—	Form of Investment Advisory Agreement for Merrill Lynch Basic Value Focus Fund, Merrill Lynch Global Bond Focus Fund, Merrill Lynch Global Utility Focus Fund and Merrill Lynch International Equity Focus Fund.(s)

4	(g)	—	Form of Investment Advisory Agreement for Merrill Lynch Developing Capital Markets Focus Fund and Merrill Lynch Government Bond Fund.(t)

4	(h)	—	Form of Sub-Advisory Agreement between Merrill Lynch Asset Management L.P. and Merrill Lynch Asset Management U.K. Limited.(ff)

4	(i)	—	Form of Investment Advisory Agreement for Merrill Lynch Global Growth Focus Fund and Merrill Lynch Capital Focus Fund.(dd)

4	(j)	—	Form of Investment Advisory Agreement for Merrill Lynch Fundamental Growth Focus Fund.(ll)

4	(k)	—	Form of Investment Advisory Agreement for Merrill Lynch Focus Twenty Select Fund.(jj)

4	(l)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Value Focus Fund.(pp)

4	(m)	—	Form of Investment Advisory Agreement for Merrill Lynch Large Cap Growth V.I. Fund.(u)

4	(n)	—	Form of Investment Advisory Agreement for Merrill Lynch International Value V.I. Fund.(u)

5	(a)	—	Form of Distribution Agreement.(n)

5	(b)	—	Form of Distribution Agreement relating to the Class II shares.(z)

5	(c)	—	Form of Distribution Agreement relating to the Class III shares.(u)

6		—	None.

7	(a)	—	Form of Custodian Agreement with the Bank of New York.(o)

7	(b)	—	Form of Custodian Agreement with Brown Brothers Harriman & Co.(aa)

8	(a)	—	Form of Securities Lending Agency Agreement between the Registrant and QA Advisors LLC (now MLIM LLC) dated August 10, 2001.(ss)

8	(b)	—	Form of Unified Transfer Agency, Shareholder Servicing and Dividend Disbursing Agreement.(p)

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Exhibit Number			Description
8	(c)	—	Form of Agreement relating to the use of the “Merrill Lynch” name.(q)

8	(d)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on From N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775) filed on March 20, 2001.

9		—	Opinion of Counsel (filed with Rule 24F-2 Notice).

10		—	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm for the Registrant (filed herewith).

11		—	None.

12		—	None.

13	(a)	—	Form of Distribution Plan relating to Class II shares.(bb)

13	(b)	—	Form of Distribution Plan relating to Class III shares.(u)

14		—	Rule 18f-3 Plan, as revised.(hh)

15		—	Code of Ethics, as amended.(gg)

16		—	Power of Attorney.(vv)

(a)	Incorporated by reference to Exhibit 1 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”).
(b)	Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement.
(c)	Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 7 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 10 to the Registration Statement.
(e)	Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 12 to the Registration Statement.
(f)	Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 16 to the Registration Statement (“Post-Effective Amendment No. 16”).
(g)	Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 11 to the Registration Statement (“Post-Effective Amendment No. 11”).
(h)	Incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement (“Post-Effective Amendment No. 4”).
(i)	Incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 8 to the Registration Statement (“Post-Effective Amendment No. 8”).

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(j)	Incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 8.
(k)	Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 24 to Registrant’s Registration Statement (“Post-Effective Amendment No. 24”).
(l)	Incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 11.
(m)	Incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 16.
(n)	Incorporated by reference to Exhibit 6(a) to Amendment No. 1 to Registrant’s Registration Statement (“Amendment No. 1”).
(o)	Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 2 to the Registration Statement.
(p)	Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 002-62329) filed on February 14, 2005.
(q)	Incorporated by reference to Exhibit 9(b) to Amendment No. 1.
(r)	Incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 20 to the Registration Statement.
(s)	Incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 20 to the Registration Statement.
(t)	Incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 21 to the Registration Statement.
(u)	Incorporated by reference to Exhibits 4(m), 4(n), 5(c) and 13(b), respectively, to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on November 20, 2003.
(v)	Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 26 to the Registration Statement.
(w)	Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 26 to the Registration Statement.
(x)	Incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 26 to the Registration Statement.
(y)	Incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 27 to the Registration Statement.
(z)	Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 27 to the Registration Statement.
(aa)	Incorporated by reference to Exhibit 7 to Amendment No. 2 to the Registration Statement on Form N-1A of Master Large Cap Series Trust (File No. 811-09739), filed on January 30, 2002.
(bb)	Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement.
(cc)	Incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 28 to the Registration Statement.
(dd)	Incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 30 to the Registration Statement.

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(ee)	Incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 30 to the Registration Statement.
(ff)	Incorporated by reference to Exhibit 5(h) to Post-Effective Amendment No. 27 to the Registration Statement.
(gg)	Incorporated by reference to Exhibit 15 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Inflation Protected Fund (File No. 333-110936) filed on January 22, 2004.
(hh)	Incorporated by reference to Exhibit 17 to Post-Effective Amendment No. 44 to the Registration Statement filed on November 20, 2003.
(ii)	Incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 35 to the Registration Statement.
(jj)	Incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 35 to the Registration Statement.
(kk)	Incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No. 33 to the Registration Statement.
(ll)	Incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 33 to the Registration Statement.
(mm)	Incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 38 to the Registration Statement.
(nn)	Incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No. 38 to the Registration Statement.
(oo)	Incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No. 38 to the Registration Statement.
(pp)	Incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 38 to the Registration Statement.
(qq)	Incorporated by reference to Exhibit 1(s) to Post-Effective Amendment No. 39 to the Registration Statement.
(rr)	Incorporated by reference to Exhibit 1(t) to Post-Effective Amendment No. 39 to the Registration Statement.
(ss)	Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N1-A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.
(tt)	Incorporated by reference to Exhibits 1(u), 1(v) and 1(w) to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on November 20, 2003.
(uu)	Incorporated by reference to the identically numbered exhibit to Post-Effective Amendment No. 4 to the Registration Statement under the Securities Act of 1933 on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 26, 2004.
(vv)	Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of Merrill Lynch Retirement Reserves Money Fund of Merrill Lynch Retirement Series Trust (File No. 811-03310) filed on February 24, 2006.

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Item 24. Persons Controlled by or under Common Control with Registrant.

Registrant does not control any other person. Except that substantially all of Registrant’s issued and outstanding shares are and will be held by Merrill Lynch Life Insurance Company, ML Life Insurance Company of New York and Family Life Insurance Company for their Separate Accounts, the Registrant is not under common control with any other person.

Item 25. Indemnification.

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys’ fees and judgments, fines and amounts paid in settlement actually and reasonably incurred by the corporate representative in connection with the proceeding, if; (i) he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; and (ii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant. Under each Distribution Agreement, the Registrant has agreed to indemnify the Distributor against any loss, liability, claim, damage or expense arising out of any untrue statement of a material fact, or an omission to state a material fact, in any registration statement, prospectus or report to shareholders of the Registrant. Reference is made to Article VI of Registrant’s Certificate of Incorporation, Article VI of Registrant’s By-laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of each Distribution Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person

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or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Manager.

Merrill Lynch Investment Managers, L.P. (the “Investment Adviser” or “MLIM”) acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies, and also acts as subadviser to certain other portfolios.

Fund Asset Management, L.P. (“FAM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011 except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of MLIM, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, LP (“Princeton Administrators”) is also PO Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (FAMD) is PO Box 9081, Princeton,

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New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower 250 Vesey Street, New York, New York 10080. The address of Financial Data Services, Inc. (“FDS”) is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and director of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for at least the last two fiscal years for his, her own account or in the capacity of director, officer, partner or trustee. Additionally, Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies advised by MLIM, FAM or their affiliates, and Mr. Doll is President and/or Board member of all or substantially all of such companies.

Name	Positions with Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co	Limited Partner	Financial Services Holding Company; Limited Partner of FAM

Princeton Services	General Partner	General Partner of FAM

Robert C. Doll, Jr.	President	President of MLIM/FAM-advised funds; President of MLIM; Co-Head (Americas Region) of MLIM from 1999 to 2001; President and Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Donald C. Burke	First Vice President and Treasurer	First Vice President and Treasurer of FAM; Senior Vice President, Director and Treasurer of Princeton Services; Vice President of FAMD

Andrew J. Donohue	Senior Vice President and General Counsel	Senior Vice President and General Counsel of FAM; Senior Vice President and Director of Princeton Services; Director and General Counsel of FAMD

Alice A. Pellegrino	Secretary	Secretary of FAM, Princeton Services and FAMD

(b) Merrill Lynch Asset Management UK Limited (“MLAM UK”) acts as sub-adviser to a number of affiliated registered investment companies.

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The address of each of these investment companies is PO Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM UK is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM UK indicating each business profession, vocation or employment of a substantial nature in which each such person had been engaged for at least the last two fiscal years, for his, or her own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Burke is an officer of one or more of the registered investment companies advised by MLIM, FAM or their affiliates:

Name	Position with MLAM UK	Other Substantial Business, Profession, Vocation or Employment
Nicholas C.D. Hall	Director	Director of MLIM and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for MLIM (EMEA Region)

James T. Stratford	Alternate Director	Director of MLIM; Head of Compliance, MLIM (EMEA Region)

Donald C. Burke	Treasurer	First Vice President and Treasurer of MLIM and FAM; Senior Vice President, Director and Treasurer of Princeton Services; Vice President of FAMD

Debra Anne Searle	Company Secretary	None

Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for each of the following registered investment companies including the registrant: FDP Series, Inc., Financial Institutions Series Trust, Managed Account Series, Mercury Basic Value Fund, Inc., Mercury Funds II, Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Equity Dividend Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Equity Opportunities Fund, Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch Inflation Protected Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Merrill Lynch Principal Protected Trust, Merrill Lynch Ready Assets Trust, Merrill Lynch Real Investment Fund, Merrill Lynch Retirement Series Trust, FAM Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Value Opportunities Fund, Inc., Merrill Lynch U.S. Government Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., FAM Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.

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(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081.

Name	Position(s) and Office(s) with Underwriter	Position(s) and Office(s) with Registrant
Frank Porcelli	President and Director	None
Andrew J. Donohue	Director	None
Michael G. Clark	Director	None
Thomas J. Verage	Director	None
Donald C. Burke	Vice President	Vice President and Treasurer
Stephen W. Mandella	Treasurer	None
Daniel Dart	Director	None
Alice A. Pellegrino	Secretary	Secretary

(c) Not applicable.

Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the Rules thereunder are maintained at the offices of the Registrant, its Investment Adviser, its Custodian, and its Transfer Agent.

Item 29. Management Services.

Other than as set forth in the Prospectus constituting Part A of the Registration Statement and under the captions “Management of the Company” and “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest annual report to shareholders, upon request, and without charge.

The Company hereby undertakes to comply with the restrictions on indemnification set forth in Investment Company Act Release No. IC-11330, September 2, 1980.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 24th day of April, 2006.

FAM VARIABLE SERIES FUNDS, INC.
(Registrant)

By:	/s/ Donald C. Burke (Donald C. Burke, Treasurer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to its Registrant’s Registration Statement has been signed below by the following person in the capacity and on the date indicated.

	Signature	Title	Date
	* (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director

	* (Donald C. Burke)	Treasurer (Principal Financial and Accounting Officer)

	* (James H. Bodurtha)	Director

	* (Kenneth A. Froot)	Director

	* (Joe Grills)	Director

	* (Herbert I. London)	Director

	* (Roberta Cooper Ramo)	Director

	* (Robert S. Salomon, Jr.)	Director

*By:	/s/ Donald C. Burke (Donald C. Burke, Attorney-in-Fact)		April 24, 2006

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EXHIBIT INDEX

Exhibit Number		Description
10	—	Consent of Deloitte & Touche LLP, independent registered public accounting firm for the Registrant.